Decline of the Retail Store ETF
Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 88.1%

REPURCHASE AGREEMENTS(a) - 88.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $9,904,082
(Cost $9,904,075)	9,904,075	9,904,075

Total Investments - 88.1% (Cost $9,904,075)		9,904,075
Other assets less liabilities - 11.9%		1,341,481
Net Assets - 100.0%		11,245,556

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(6,956,722)	11/8/2021	Credit Suisse International	(0.22)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(2,682,049)
(2,431,677)	11/8/2021	Goldman Sachs International	1.31%	Solactive-ProShares Bricks and Mortar Retail Store Index	(1,125,628)
(1,839,292)	1/6/2022	Societe Generale	2.33%	Solactive-ProShares Bricks and Mortar Retail Store Index	(564,941)
(11,227,691)					(4,372,618)
				Total Unrealized Depreciation	(4,372,618)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 90.9%

Construction & Engineering - 5.6%
Ferrovial SA	64,502	1,606,306
Vinci SA	65,596	6,809,623
		8,415,929
Diversified Telecommunication Services - 2.7%
Cellnex Telecom SA(a)	50,159	2,726,396
China Tower Corp. Ltd., Class H(a)	5,873,607	878,415
Helios Towers plc*	54,100	121,802
Infrastrutture Wireless Italiane SpA(a)	41,779	434,269
		4,160,882
Electric Utilities - 9.6%
AusNet Services	236,859	301,626
Edison International	47,715	2,576,133
Elia Group SA/NV	4,313	466,265
Eversource Energy	43,216	3,434,808
Fjordkraft Holding ASA(a)	12,661	93,892
Fortis, Inc.	59,903	2,306,496
Hydro One Ltd.(a)	38,989	827,819
PG&E Corp.*	187,630	1,971,991
Red Electrica Corp. SA	55,376	926,375
Spark Infrastructure Group	223,858	351,385
Terna Rete Elettrica Nazionale SpA	180,499	1,256,161
		14,512,951
Equity Real Estate Investment Trusts (REITs) - 16.0%
American Tower Corp.	55,997	12,102,631
Crown Castle International Corp.	54,369	8,467,972
SBA Communications Corp.	14,007	3,573,606
		24,144,209
Gas Utilities - 10.9%
APA Group	151,989	1,086,446
Atmos Energy Corp.	15,808	1,337,515
Beijing Enterprises Holdings Ltd.	60,771	210,367
Brookfield Infrastructure Corp., Class A	4,058	268,721
Chesapeake Utilities Corp.	2,203	232,923
China Gas Holdings Ltd.	256,170	1,032,085
China Resources Gas Group Ltd.	107,768	538,392
Enagas SA	31,848	667,271
ENN Energy Holdings Ltd.	96,936	1,485,949
Hong Kong & China Gas Co. Ltd.	1,367,926	2,063,410
Italgas SpA	62,111	365,857
Kunlun Energy Co. Ltd.	501,355	460,863
National Fuel Gas Co.	11,396	517,834
Naturgy Energy Group SA	43,419	1,084,939
New Jersey Resources Corp.	12,026	472,502
Northwest Natural Holding Co.	3,846	184,570
ONE Gas, Inc.	6,650	445,350
Snam SpA	271,635	1,407,976
Southwest Gas Holdings, Inc.	7,111	443,371
Spire, Inc.	6,453	428,608
Toho Gas Co. Ltd.(b)	12,696	745,597
Tokyo Gas Co. Ltd.	49,254	1,017,471
		16,498,017
Media - 0.5%
Eutelsat Communications SA	21,676	261,218
RAI Way SpA(a)	12,266	67,412
SES SA, FDR	49,056	391,591
		720,221
Multi-Utilities - 10.2%
ACEA SpA	5,493	108,228
CenterPoint Energy, Inc.	68,399	1,329,677
Consolidated Edison, Inc.	43,127	2,831,287
National Grid plc	487,721	5,479,431
NiSource, Inc.	47,973	1,036,217
NorthWestern Corp.	6,374	372,751
Sempra Energy	36,364	4,217,497
Unitil Corp.	1,890	79,078
		15,454,166
Oil, Gas & Consumable Fuels - 20.4%
Antero Midstream Corp.	36,041	317,882
Cheniere Energy, Inc.*	28,939	1,950,199
Enbridge, Inc.	260,864	8,810,258
EnLink Midstream LLC*	32,726	125,995
Gibson Energy, Inc.	18,833	320,543
Inter Pipeline Ltd.	54,915	772,849
Keyera Corp.(b)	28,273	548,087
Kinder Morgan, Inc.	245,420	3,607,674
Koninklijke Vopak NV	8,507	405,535
ONEOK, Inc.	56,020	2,481,126
Pembina Pipeline Corp.(b)	70,841	1,801,363
Plains GP Holdings LP, Class A*	23,661	203,958
Targa Resources Corp.	28,667	886,670
TC Energy Corp.	121,072	5,070,829
Williams Cos., Inc. (The)	152,984	3,494,155
		30,797,123
Transportation Infrastructure - 9.3%
Aena SME SA*(a)	9,427	1,602,617
Aeroports de Paris*(b)	3,414	433,336
ASTM SpA*	7,956	243,823
Atlantia SpA*	64,888	1,215,462
Atlas Arteria Ltd.	122,690	523,941
Auckland International Airport Ltd.*	154,488	842,771
Beijing Capital International Airport Co. Ltd., Class H	238,172	185,773
China Merchants Port Holdings Co. Ltd.	169,159	246,440
COSCO SHIPPING Ports Ltd.	214,276	155,808
Flughafen Zurich AG (Registered)*(b)	2,445	431,668
Fraport AG Frankfurt Airport Services Worldwide*	4,770	300,999
Getlink SE	55,595	910,251
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	5,542	257,481
Grupo Aeroportuario del Pacifico SAB de CV, ADR*	5,072	514,149
Grupo Aeroportuario del Sureste SAB de CV, ADR*	2,555	475,613
Hainan Meilan International Airport Co. Ltd.*	16,964	72,830
Hutchison Port Holdings Trust	650,737	156,177
Japan Airport Terminal Co. Ltd.	9,294	447,284
Jiangsu Expressway Co. Ltd., Class H	154,859	179,886
Port of Tauranga Ltd.	40,302	221,896
Shenzhen Expressway Co. Ltd., Class H	88,105	85,306
Sydney Airport*	169,188	762,865
Transurban Group	352,510	3,471,857
Westshore Terminals Investment Corp.	5,249	77,955

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Yuexiu Transport Infrastructure Ltd.	118,741	85,116
Zhejiang Expressway Co. Ltd., Class H	181,706	158,597
		14,059,901
Water Utilities - 5.7%
American States Water Co.	4,639	338,879
American Water Works Co., Inc.	22,851	3,242,100
Beijing Enterprises Water Group Ltd.*(b)	647,674	256,349
California Water Service Group	6,286	345,416
China Water Affairs Group Ltd.	106,523	83,911
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	44,021	290,539
Essential Utilities, Inc.	28,019	1,178,479
Pennon Group plc	53,972	657,194
Severn Trent plc	30,986	945,416
SJW Group	3,314	207,721
United Utilities Group plc	87,837	1,051,442
		8,597,446
TOTAL COMMON STOCKS (Cost $142,119,157)		137,360,845

MASTER LIMITED PARTNERSHIPS - 7.8%

Multi-Utilities - 0.6%
Brookfield Infrastructure Partners LP	18,519	943,543

Oil, Gas & Consumable Fuels - 7.2%
BP Midstream Partners LP	5,411	61,740
Cheniere Energy Partners LP	7,330	291,368
Crestwood Equity Partners LP	6,392	140,304
DCP Midstream LP	11,557	252,636
Energy Transfer LP	268,685	2,052,753
Enterprise Products Partners LP	184,366	3,930,683
Genesis Energy LP	14,209	112,109
Holly Energy Partners LP	5,708	98,349
Magellan Midstream Partners LP	28,087	1,170,385
MPLX LP	44,582	1,061,497
NuStar Energy LP	12,383	221,656
Phillips 66 Partners LP	7,482	199,620
Plains All American Pipeline LP	57,465	485,005
Shell Midstream Partners LP	15,364	168,236
TC PipeLines LP	6,740	196,269
Western Midstream Partners LP	23,602	392,501
		10,835,111
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $15,953,206)		11,778,654

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	80,368	325,829
Hicl Infrastructure plc	247,788	574,443

TOTAL CLOSED END FUNDS (Cost $817,186)		900,272

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $578,916
(Cost $578,915)	578,915	578,915

Total Investments - 99.7% (Cost $159,468,464)		150,618,686
Other assets less liabilities - 0.3%		378,374
Net Assets - 100.0%		150,997,060

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $1,660,923, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from April 8, 2021 – August 15, 2050; a total value of $1,825,907.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

United States	50.0%
Canada	14.4%
United Kingdom	6.1%
Spain	5.7%
France	5.6%
Australia	4.3%
Hong Kong	3.9%
Italy	3.4%
China	1.5%
Japan	1.5%
New Zealand	0.7%
Mexico	0.6%
Belgium	0.3%
Switzerland	0.3%
Netherlands	0.3%
Luxembourg	0.2%
Germany	0.2%
Brazil	0.2%
Singapore	0.1%
Norway	0.0%*
Other[a]	0.7%
100.0%

*	Amount represents less than 0.05%.
a	Includes any non-equity securities and net other assets (liabilities).

Equities for Rising Rates ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Aerospace & Defense - 0.8%
L3Harris Technologies, Inc.	102	18,555

Banks - 22.1%
Bank of America Corp.	1,909	66,261
Citizens Financial Group, Inc.	1,626	70,634
JPMorgan Chase & Co.	458	67,404
M&T Bank Corp.	455	68,678
PNC Financial Services Group, Inc. (The)	389	65,492
SVB Financial Group*	151	76,309
Truist Financial Corp.	1,217	69,320
		484,098
Building Products - 1.4%
Trane Technologies plc	197	30,188

Capital Markets - 8.7%
Ameriprise Financial, Inc.	299	66,151
Charles Schwab Corp. (The)	1,099	67,830
State Street Corp.	794	57,779
		191,760
Chemicals - 12.2%
Celanese Corp.	292	40,562
Eastman Chemical Co.	375	40,972
Ecolab, Inc.	175	36,638
FMC Corp.	332	33,761
International Flavors & Fragrances, Inc.	345	46,751
LyondellBasell Industries NV, Class A	420	43,298
PPG Industries, Inc.	196	26,425
		268,407
Communications Equipment - 1.8%
Cisco Systems, Inc.	429	19,249
Motorola Solutions, Inc.	112	19,654
		38,903
Consumer Finance - 4.6%
American Express Co.	242	32,733
Capital One Financial Corp.	292	35,095
Synchrony Financial	844	32,646
		100,474
Containers & Packaging - 1.7%
International Paper Co.	766	38,032

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	667	18,603
Lumen Technologies, Inc.	1,933	23,757
Verizon Communications, Inc.	325	17,972
		60,332
Energy Equipment & Services - 5.3%
Halliburton Co.	2,478	54,095
Schlumberger NV	2,198	61,346
		115,441
Entertainment - 1.0%
Roku, Inc.*	54	21,356

IT Services - 2.7%
FleetCor Technologies, Inc.*	105	29,118
Western Union Co. (The)	1,309	30,395
		59,513
Machinery - 3.9%
Parker-Hannifin Corp.	105	30,131
Stanley Black & Decker, Inc.	158	27,625
Westinghouse Air Brake Technologies Corp.	390	28,247
		86,003
Media - 1.7%
Altice USA, Inc., Class A*	532	17,880
Comcast Corp., Class A	379	19,981
		37,861
Metals & Mining - 4.4%
Freeport-McMoRan, Inc.*	1,536	52,086
Nucor Corp.	727	43,489
		95,575
Oil, Gas & Consumable Fuels - 22.2%
Exxon Mobil Corp.	1,146	62,308
Hess Corp.	891	58,387
Marathon Petroleum Corp.	1,157	63,195
Occidental Petroleum Corp.	2,695	71,714
ONEOK, Inc.	1,228	54,388
Phillips 66	692	57,471
Valero Energy Corp.	854	65,741
Williams Cos., Inc. (The)	2,295	52,418
		485,622
Trading Companies & Distributors - 1.6%
Fastenal Co.	770	35,705

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.*	142	17,036

TOTAL COMMON STOCKS (Cost $1,775,131)		2,184,861

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(a) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $2,272
(Cost $2,272)	2,272	2,272

Total Investments - 99.8% (Cost $1,777,403)		2,187,133
Other assets less liabilities - 0.2%		4,774
Net Assets - 100.0%		2,191,907

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 85.3%

Capital Markets - 65.7%
3i Group plc	113,253	1,746,670
Apollo Investment Corp.	22,388	309,626
Ares Capital Corp.	104,791	1,920,819
AURELIUS Equity Opportunities SE & Co. KGaA*	10,238	235,689
BlackRock TCP Capital Corp.	19,763	255,140
Deutsche Beteiligungs AG	4,847	216,966
FS KKR Capital Corp.	42,701	819,432
Gimv NV	6,627	387,797
Goldman Sachs BDC, Inc.	32,837	598,290
Golub Capital BDC, Inc.	53,927	801,355
Hercules Capital, Inc.	37,991	603,297
IP Group plc*	358,934	578,077
Main Street Capital Corp.	21,605	792,471
New Mountain Finance Corp.	29,978	371,428
Oaktree Specialty Lending Corp.	42,136	259,136
Prospect Capital Corp.	95,056	692,958
Ratos AB, Class B	71,208	358,406
Sixth Street Specialty Lending, Inc.	23,225	504,912
SLR Investment Corp.	13,668	264,476
TCG BDC, Inc.	19,371	241,363
VNV Global AB*	32,343	399,121
		12,357,429
Diversified Financial Services - 19.6%
Eurazeo SE*	16,585	1,227,652
Onex Corp.(a)	25,437	1,423,961
Wendel SE	8,952	1,022,858
		3,674,471
TOTAL COMMON STOCKS (Cost $15,893,034)		16,031,900

CLOSED END FUNDS - 11.8%

Capital Markets - 11.8%
Apax Global Alpha Ltd.(b)	144,841	429,818
HBM Healthcare Investments AG Class A*	2,003	715,632
HgCapital Trust plc	126,022	583,783
Oakley Capital Investments Ltd.	58,556	236,991
Princess Private Equity Holding Ltd.	19,392	259,711

TOTAL CLOSED END FUNDS (Cost $1,245,570)		2,225,935

MASTER LIMITED PARTNERSHIPS - 2.4%

Diversified Financial Services - 2.4%
Compass Diversified Holdings (Cost $318,201)	18,812	444,904

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $71,843
(Cost $71,843)	71,843	71,843

Total Investments - 99.9% (Cost $17,528,648)		18,774,582
Other assets less liabilities - 0.1%		23,218
Net Assets - 100.0%		18,797,800

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $489,824, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 3.00%, and maturity dates ranging from December 15, 2023 – May 15, 2047; a total value of $549,417.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

United States	47.2%
United Kingdom	20.4%
France	12.0%
Canada	7.6%
Sweden	4.0%
Switzerland	3.8%
Germany	2.4%
Belgium	2.1%
Other[a]	0.5%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 22.9%

Aerospace & Defense - 0.2%
AAR Corp.	92	3,660
Aerojet Rocketdyne Holdings, Inc.*	199	10,203
AeroVironment, Inc.*	60	6,605
Astronics Corp.*	65	1,027
Cubic Corp.	86	5,973
Ducommun, Inc.*	30	1,632
Kaman Corp.	77	3,747
Kratos Defense & Security Solutions, Inc.*	336	9,240
Maxar Technologies, Inc.	169	8,086
Moog, Inc., Class A	83	6,446
National Presto Industries, Inc.	15	1,535
PAE, Inc.*	164	1,340
Park Aerospace Corp.	54	750
Parsons Corp.*	63	2,251
Triumph Group, Inc.*	142	2,069
Vectrus, Inc.*	32	1,747
		66,311
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	162	4,299
Atlas Air Worldwide Holdings, Inc.*	72	3,969
Echo Global Logistics, Inc.*	73	2,034
Forward Air Corp.	76	6,519
Hub Group, Inc., Class A*	91	5,240
Radiant Logistics, Inc.*	109	738
		22,799
Airlines - 0.1%
Allegiant Travel Co.*	36	9,079
Hawaiian Holdings, Inc.*	127	3,406
Mesa Air Group, Inc.*	81	988
SkyWest, Inc.	137	7,723
Spirit Airlines, Inc.*	272	9,759
		30,955
Auto Components - 0.3%
Adient plc*	244	9,047
American Axle & Manufacturing Holdings, Inc.*	312	3,048
Cooper Tire & Rubber Co.	140	8,014
Cooper-Standard Holdings, Inc.*	46	1,648
Dana, Inc.*	402	9,572
Dorman Products, Inc.*	73	7,279
Fox Factory Holding Corp.*	115	14,622
Gentherm, Inc.*	91	6,442
Goodyear Tire & Rubber Co. (The)*	641	10,775
LCI Industries	68	9,584
Modine Manufacturing Co.*	137	1,900
Motorcar Parts of America, Inc.*	53	1,128
Patrick Industries, Inc.	62	4,894
Standard Motor Products, Inc.	58	2,437
Stoneridge, Inc.*	72	2,207
Tenneco, Inc., Class A*	142	1,582
Visteon Corp.*	77	9,792
Workhorse Group, Inc.*(a)	262	4,236
XPEL, Inc.*(b)	46	2,224
		110,431
Automobiles - 0.0%(c)
Winnebago Industries, Inc.	86	5,986

Banks - 1.9%
1st Constitution Bancorp	24	421
1st Source Corp.	45	1,997
ACNB Corp.	24	663
Allegiance Bancshares, Inc.	53	1,995
Altabancorp	44	1,514
Amalgamated Bank, Class A	36	632
Amerant Bancorp, Inc.*	63	1,038
American National Bankshares, Inc.	29	899
Ameris Bancorp	184	8,766
Ames National Corp.	24	549
Arrow Financial Corp.	37	1,179
Atlantic Capital Bancshares, Inc.*	55	1,119
Atlantic Union Bankshares Corp.	216	7,934
Auburn National Bancorp, Inc.	6	235
Banc of California, Inc.	124	2,301
BancFirst Corp.	53	3,386
Bancorp, Inc. (The)*	143	2,899
BancorpSouth Bank	274	8,236
Bank First Corp.(a)	18	1,258
Bank of Commerce Holdings	44	478
Bank of Marin Bancorp	36	1,332
Bank of NT Butterfield & Son Ltd. (The)	139	5,072
Bank of Princeton (The)	16	420
Bank7 Corp.	8	131
BankFinancial Corp.	37	350
BankUnited, Inc.	255	10,248
Bankwell Financial Group, Inc.	19	471
Banner Corp.	97	5,023
Bar Harbor Bankshares	40	1,120
BayCom Corp.*	32	547
BCB Bancorp, Inc.	40	529
Berkshire Hills Bancorp, Inc.	126	2,540
Boston Private Financial Holdings, Inc.	226	3,110
Brookline Bancorp, Inc.	215	3,059
Bryn Mawr Bank Corp.	54	2,043
Business First Bancshares, Inc.	54	1,186
Byline Bancorp, Inc.	67	1,335
C&F Financial Corp.	9	391
Cadence Bancorp	343	7,038
California Bancorp*	22	339
Cambridge Bancorp	18	1,372
Camden National Corp.	40	1,621
Capital Bancorp, Inc.*	23	367
Capital City Bank Group, Inc.	37	914
Capstar Financial Holdings, Inc.	44	713
Carter Bankshares, Inc.*	63	745
Cathay General Bancorp	210	7,904
CB Financial Services, Inc.	13	265
CBTX, Inc.	49	1,429
Central Pacific Financial Corp.	76	1,720
Central Valley Community Bancorp(a)	29	512
Century Bancorp, Inc., Class A	8	725
Chemung Financial Corp.	9	317
ChoiceOne Financial Services, Inc.	21	533
CIT Group, Inc.	273	12,381
Citizens & Northern Corp.	37	774

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Citizens Holding Co.	13	254
City Holding Co.	43	3,234
Civista Bancshares, Inc.	44	846
CNB Financial Corp.	40	928
Coastal Financial Corp.*	24	672
Codorus Valley Bancorp, Inc.	25	421
Colony Bankcorp, Inc.	22	316
Columbia Banking System, Inc.	198	8,769
Community Bank System, Inc.(a)	147	10,465
Community Bankers Trust Corp.(a)	60	466
Community Financial Corp. (The)	15	454
Community Trust Bancorp, Inc.	44	1,798
ConnectOne Bancorp, Inc.	102	2,369
County Bancorp, Inc.	13	294
CrossFirst Bankshares, Inc.*	132	1,762
Customers Bancorp, Inc.*	80	2,142
CVB Financial Corp.	358	7,665
Dime Community Bancshares, Inc.	99	2,912
Eagle Bancorp Montana, Inc.	18	392
Eagle Bancorp, Inc.	88	4,302
Eastern Bankshares, Inc.*	460	8,101
Enterprise Bancorp, Inc.	24	696
Enterprise Financial Services Corp.	66	2,838
Equity Bancshares, Inc., Class A*	39	1,014
Esquire Financial Holdings, Inc.*	19	424
Evans Bancorp, Inc.	13	421
Farmers & Merchants Bancorp, Inc.	28	645
Farmers National Banc Corp.	72	996
FB Financial Corp.	87	3,690
Fidelity D&D Bancorp, Inc.(a)	10	507
Financial Institutions, Inc.	44	1,205
First Bancorp, Inc. (The)	28	716
First Bancorp/NC	78	3,141
First Bancorp/PR	596	6,252
First Bancshares, Inc. (The)	57	1,828
First Bank	44	464
First Busey Corp.	140	3,205
First Business Financial Services, Inc.	23	511
First Capital, Inc.	8	384
First Choice Bancorp	28	554
First Commonwealth Financial Corp.	265	3,554
First Community Bankshares, Inc.	48	1,232
First Community Corp.	20	356
First Financial Bancorp	269	6,034
First Financial Bankshares, Inc.	358	15,988
First Financial Corp.	37	1,568
First Foundation, Inc.	110	2,513
First Guaranty Bancshares, Inc.	9	149
First Internet Bancorp	26	851
First Interstate BancSystem, Inc., Class A	112	5,087
First Merchants Corp.	149	6,265
First Mid Bancshares, Inc.	40	1,456
First Midwest Bancorp, Inc.	316	6,250
First Northwest Bancorp	24	391
First of Long Island Corp. (The)	63	1,171
First Savings Financial Group, Inc.	5	313
First United Corp.	19	344
First Western Financial, Inc.*	18	328
Flushing Financial Corp.	82	1,701
FNCB Bancorp, Inc.	48	338
Franklin Financial Services Corp.	11	302
Fulton Financial Corp.	440	6,798
FVCBankcorp, Inc.*	33	521
German American Bancorp, Inc.	68	2,679
Glacier Bancorp, Inc.	266	14,417
Great Southern Bancorp, Inc.	30	1,584
Great Western Bancorp, Inc.	153	4,105
Guaranty Bancshares, Inc.(a)	22	671
Hancock Whitney Corp.	239	9,022
Hanmi Financial Corp.	85	1,455
HarborOne Bancorp, Inc.	147	1,757
Hawthorn Bancshares, Inc.	16	322
HBT Financial, Inc.	27	436
Heartland Financial USA, Inc.	97	4,534
Heritage Commerce Corp.	161	1,531
Heritage Financial Corp.	100	2,589
Hilltop Holdings, Inc.	199	6,575
Home BancShares, Inc.	425	10,387
HomeTrust Bancshares, Inc.	44	1,018
Hope Bancorp, Inc.	325	4,277
Horizon Bancorp, Inc.	118	2,107
Howard Bancorp, Inc.*	37	509
Independent Bank Corp.	91	7,781
Independent Bank Corp./MI	58	1,199
Independent Bank Group, Inc.	102	7,108
International Bancshares Corp.	147	6,406
Investar Holding Corp.	27	518
Investors Bancorp, Inc.	640	8,538
Lakeland Bancorp, Inc.	135	2,117
Lakeland Financial Corp.	68	4,689
Landmark Bancorp, Inc.	10	245
LCNB Corp.	34	577
Level One Bancorp, Inc.	15	321
Limestone Bancorp, Inc.*	14	211
Live Oak Bancshares, Inc.(a)	79	4,354
Macatawa Bank Corp.	72	636
Mackinac Financial Corp.	24	310
MainStreet Bancshares, Inc.*	18	335
Mercantile Bank Corp.	44	1,287
Meridian Corp.	15	367
Metrocity Bankshares, Inc.(a)	48	686
Metropolitan Bank Holding Corp.*	20	1,035
Mid Penn Bancorp, Inc.	20	470
Middlefield Banc Corp.	17	380
Midland States Bancorp, Inc.	59	1,446
MidWestOne Financial Group, Inc.	40	1,098
MVB Financial Corp.	26	848
National Bank Holdings Corp., Class A	82	3,178
National Bankshares, Inc.	18	597
NBT Bancorp, Inc.	117	4,239
Nicolet Bankshares, Inc.*	24	1,777
Northeast Bank(a)	21	545
Northrim Bancorp, Inc.	17	654
Norwood Financial Corp.	16	409
Oak Valley Bancorp	19	307
OceanFirst Financial Corp.	164	3,564
OFG Bancorp	140	2,703
Ohio Valley Banc Corp.	11	267
Old National Bancorp	455	8,249
Old Second Bancorp, Inc.	79	946
Origin Bancorp, Inc.	61	2,090
Orrstown Financial Services, Inc.	30	584
Pacific Premier Bancorp, Inc.	222	8,947
Park National Corp.(a)	39	4,836

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Parke Bancorp, Inc.	29	526
Partners Bancorp	28	199
PCB Bancorp	34	474
Peapack-Gladstone Financial Corp.	51	1,403
Penns Woods Bancorp, Inc.	19	453
Peoples Bancorp of North Carolina, Inc.	12	281
Peoples Bancorp, Inc.	51	1,588
Peoples Financial Services Corp.	20	838
Plumas Bancorp	13	325
Preferred Bank	38	2,202
Premier Financial Bancorp, Inc.	36	559
Professional Holding Corp., Class A*	31	496
QCR Holdings, Inc.	40	1,656
RBB Bancorp	46	865
Red River Bancshares, Inc.	13	675
Reliant Bancorp, Inc.(a)	42	929
Renasant Corp.(a)	151	5,931
Republic Bancorp, Inc., Class A	26	1,093
Republic First Bancorp, Inc.*	125	444
Richmond Mutual Bancorp, Inc.	33	432
S&T Bancorp, Inc.	107	3,090
Salisbury Bancorp, Inc.	7	286
Sandy Spring Bancorp, Inc.	128	4,810
SB Financial Group, Inc.	20	346
Seacoast Banking Corp. of Florida*	143	5,141
Select Bancorp, Inc.*	43	470
ServisFirst Bancshares, Inc.	135	6,691
Shore Bancshares, Inc.	33	505
Sierra Bancorp	39	930
Silvergate Capital Corp., Class A*	44	5,613
Simmons First National Corp., Class A	300	8,784
SmartFinancial, Inc.	39	819
South Plains Financial, Inc.	29	560
South State Corp.	193	15,220
Southern First Bancshares, Inc.*	21	924
Southern National Bancorp of Virginia, Inc.	54	767
Southside Bancshares, Inc.	87	3,008
Spirit of Texas Bancshares, Inc.	36	747
Stock Yards Bancorp, Inc.	56	2,759
Summit Financial Group, Inc.	31	747
Texas Capital Bancshares, Inc.*	140	10,668
Tompkins Financial Corp.	39	3,016
Towne Bank	186	5,364
TriCo Bancshares	73	3,144
TriState Capital Holdings, Inc.*	76	1,744
Triumph Bancorp, Inc.*	63	4,832
Trustmark Corp.	175	5,278
UMB Financial Corp.	120	10,124
United Bankshares, Inc.	344	12,711
United Community Banks, Inc.	217	7,174
United Security Bancshares	37	276
Unity Bancorp, Inc.	22	437
Univest Financial Corp.	80	2,012
Valley National Bancorp	1,105	13,536
Veritex Holdings, Inc.	131	3,809
Washington Trust Bancorp, Inc.	47	2,235
WesBanco, Inc.	180	5,810
West Bancorp, Inc.	44	1,005
Westamerica Bancorp	73	4,388
		625,616
Beverages - 0.1%
Celsius Holdings, Inc.*	99	5,893
Coca-Cola Consolidated, Inc.	13	3,337
MGP Ingredients, Inc.	35	2,236
National Beverage Corp.(a)	66	3,145
NewAge, Inc.*(a)	262	689
Primo Water Corp.	433	6,188
		21,488
Biotechnology - 2.4%
89bio, Inc.*	23	565
Abeona Therapeutics, Inc.*	166	402
ADMA Biologics, Inc.*(a)	182	420
Adverum Biotechnologies, Inc.*	246	3,156
Aeglea BioTherapeutics, Inc.*	126	939
Affimed NV*	236	1,338
Agenus, Inc.*	435	1,740
Akebia Therapeutics, Inc.*(a)	397	1,374
Akero Therapeutics, Inc.*	37	1,125
Akouos, Inc.*	41	835
Albireo Pharma, Inc.*	47	1,638
Alector, Inc.*	129	2,345
Aligos Therapeutics, Inc.*(a)	28	805
Allakos, Inc.*	73	8,846
Allogene Therapeutics, Inc.*	149	5,172
Allovir, Inc.*	50	1,828
ALX Oncology Holdings, Inc.*	27	2,168
Amicus Therapeutics, Inc.*	712	8,743
AnaptysBio, Inc.*	59	1,693
Anavex Life Sciences Corp.*(a)	147	1,914
Anika Therapeutics, Inc.*	39	1,431
Annexon, Inc.*	44	1,281
Apellis Pharmaceuticals, Inc.*	166	7,996
Applied Genetic Technologies Corp.*	71	361
Applied Molecular Transport, Inc.*(a)	34	1,662
Applied Therapeutics, Inc.*	38	825
Aprea Therapeutics, Inc.*	20	121
Aptinyx, Inc.*	93	340
Aravive, Inc.*	34	232
Arcturus Therapeutics Holdings, Inc.*	61	3,213
Arcus Biosciences, Inc.*	116	4,090
Arcutis Biotherapeutics, Inc.*	57	1,948
Ardelyx, Inc.*	204	1,316
Arena Pharmaceuticals, Inc.*	161	12,936
Arrowhead Pharmaceuticals, Inc.*	278	22,145
Assembly Biosciences, Inc.*	85	432
Atara Biotherapeutics, Inc.*	209	3,507
Athenex, Inc.*	196	2,372
Athersys, Inc.*(a)	480	979
Atreca, Inc., Class A*	80	1,388
AVEO Pharmaceuticals, Inc.*(a)	60	496
Avid Bioservices, Inc.*	157	3,231
Avidity Biosciences, Inc.*(a)	46	1,110
Avrobio, Inc.*	86	946
Axcella Health, Inc.*	44	251
Aziyo Biologics, Inc., Class A*	6	96
Beam Therapeutics, Inc.*(a)	111	9,893
Beyondspring, Inc.*(a)	41	532
BioCryst Pharmaceuticals, Inc.*(a)	489	5,271
Biohaven Pharmaceutical Holding Co. Ltd.*	133	11,302
Bioxcel Therapeutics, Inc.*	35	1,876

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Black Diamond Therapeutics, Inc.*	51	1,428
Blueprint Medicines Corp.*	153	15,028
BrainStorm Cell Therapeutics, Inc.*(a)	75	304
Bridgebio Pharma, Inc.*	257	18,165
C4 Therapeutics, Inc.*	29	1,245
Cabaletta Bio, Inc.*	36	391
Calithera Biosciences, Inc.*	181	528
Calyxt, Inc.*(a)	28	267
CareDx, Inc.*	132	10,439
CASI Pharmaceuticals, Inc.*	182	448
Catabasis Pharmaceuticals, Inc.*	54	155
Catalyst Biosciences, Inc.*	61	368
Catalyst Pharmaceuticals, Inc.*	268	1,043
CEL-SCI Corp.*(a)	93	1,651
Centogene NV*	23	266
Checkmate Pharmaceuticals, Inc.*	14	186
Checkpoint Therapeutics, Inc.*	142	456
ChemoCentryx, Inc.*	137	9,294
Chimerix, Inc.*	135	1,324
Chinook Therapeutics, Inc.*	37	612
Cidara Therapeutics, Inc.*(a)	99	225
Clovis Oncology, Inc.*(a)	230	1,378
Codiak Biosciences, Inc.*	15	243
Cohbar, Inc.*(a)(b)	90	138
Coherus Biosciences, Inc.*	162	2,631
Concert Pharmaceuticals, Inc.*	82	549
Constellation Pharmaceuticals, Inc.*	85	2,142
ContraFect Corp.*	67	352
Corbus Pharmaceuticals Holdings, Inc.*(a)	212	462
Cortexyme, Inc.*(a)	44	1,499
Crinetics Pharmaceuticals, Inc.*	75	1,147
Cue Biopharma, Inc.*	82	1,116
Cyclerion Therapeutics, Inc.*	60	230
Cytokinetics, Inc.*	184	3,446
CytomX Therapeutics, Inc.*	126	989
Deciphera Pharmaceuticals, Inc.*	106	4,641
Denali Therapeutics, Inc.*	174	12,493
DermTech, Inc.*	23	1,535
Dicerna Pharmaceuticals, Inc.*	183	4,937
Dyadic International, Inc.*(a)	53	281
Dynavax Technologies Corp.*(a)	294	2,572
Dyne Therapeutics, Inc.*	39	720
Eagle Pharmaceuticals, Inc.*	29	1,290
Editas Medicine, Inc.*	174	7,632
Eiger BioPharmaceuticals, Inc.*	85	864
Emergent BioSolutions, Inc.*	125	12,000
Enanta Pharmaceuticals, Inc.*	54	2,663
Enochian Biosciences, Inc.*(a)	37	131
Epizyme, Inc.*	247	2,369
Esperion Therapeutics, Inc.*(a)	72	1,972
Evelo Biosciences, Inc.*(a)	55	669
Exicure, Inc.*	164	356
Fate Therapeutics, Inc.*	209	18,751
Fennec Pharmaceuticals, Inc.*(a)	60	439
FibroGen, Inc.*(a)	234	11,707
Five Prime Therapeutics, Inc.*(a)	86	1,912
Flexion Therapeutics, Inc.*	121	1,333
Foghorn Therapeutics, Inc.*	21	346
Forma Therapeutics Holdings, Inc.*(a)	48	1,853
Fortress Biotech, Inc.*	185	688
Frequency Therapeutics, Inc.*	70	3,445
G1 Therapeutics, Inc.*	94	2,077
Galectin Therapeutics, Inc.*(a)	102	228
Galera Therapeutics, Inc.*	23	241
Generation Bio Co.*	34	1,187
Genprex, Inc.*(a)	80	413
Geron Corp.*	795	1,423
GlycoMimetics, Inc.*	102	339
Gossamer Bio, Inc.*	158	1,485
Gritstone Oncology, Inc.*	83	1,126
Halozyme Therapeutics, Inc.*(a)	369	16,697
Harpoon Therapeutics, Inc.*(a)	30	579
Heron Therapeutics, Inc.*(a)	243	4,393
Homology Medicines, Inc.*	95	1,020
Hookipa Pharma, Inc.*	35	414
iBio, Inc.*(a)	498	876
Ideaya Biosciences, Inc.*	44	839
IGM Biosciences, Inc.*	20	1,749
Immunic, Inc.*	15	239
ImmunoGen, Inc.*	512	4,480
Immunome, Inc.*(a)	6	237
Immunovant, Inc.*	104	1,641
Inhibrx, Inc.*	23	585
Inovio Pharmaceuticals, Inc.*(a)	440	4,884
Inozyme Pharma, Inc.*	23	460
Insmed, Inc.*	280	10,016
Intellia Therapeutics, Inc.*	139	8,404
Intercept Pharmaceuticals, Inc.*(a)	72	1,560
Invitae Corp.*	320	12,842
Ironwood Pharmaceuticals, Inc.*	442	4,080
iTeos Therapeutics, Inc.*	31	1,289
IVERIC bio, Inc.*	222	1,363
Jounce Therapeutics, Inc.*	48	527
Kadmon Holdings, Inc.*	478	2,194
KalVista Pharmaceuticals, Inc.*	40	1,315
Karuna Therapeutics, Inc.*	44	5,498
Karyopharm Therapeutics, Inc.*	194	2,681
Keros Therapeutics, Inc.*	36	2,357
Kezar Life Sciences, Inc.*	86	471
Kindred Biosciences, Inc.*	103	465
Kiniksa Pharmaceuticals Ltd., Class A*	74	1,522
Kodiak Sciences, Inc.*(a)	89	11,482
Kronos Bio, Inc.*	40	1,163
Krystal Biotech, Inc.*	37	2,919
Kura Oncology, Inc.*	170	4,760
Kymera Therapeutics, Inc.*	28	1,343
La Jolla Pharmaceutical Co.*	49	257
Lexicon Pharmaceuticals, Inc.*(a)	114	820
Ligand Pharmaceuticals, Inc.*	39	5,781
LogicBio Therapeutics, Inc.*	45	373
MacroGenics, Inc.*	152	3,802
Madrigal Pharmaceuticals, Inc.*	24	2,909
Magenta Therapeutics, Inc.*	58	610
MannKind Corp.*	619	3,534
Marker Therapeutics, Inc.*(a)	83	201
MediciNova, Inc.*(a)	119	664
MEI Pharma, Inc.*	303	1,136
MeiraGTx Holdings plc*	58	861
Mersana Therapeutics, Inc.*	147	2,672
Metacrine, Inc.*	19	161
Minerva Neurosciences, Inc.*	98	304
Mirati Therapeutics, Inc.*	118	23,709
Mirum Pharmaceuticals, Inc.*(a)	15	275

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Molecular Templates, Inc.*	73	796
Morphic Holding, Inc.*	39	1,410
Mustang Bio, Inc.*	139	491
Myriad Genetics, Inc.*	197	6,007
NantKwest, Inc.*(a)	87	2,828
Natera, Inc.*	209	24,263
Neoleukin Therapeutics, Inc.*	90	1,084
NeuBase Therapeutics, Inc.*(a)	47	446
NeuroBo Pharmaceuticals, Inc.*	11	47
NextCure, Inc.*	46	523
Nkarta, Inc.*	45	2,194
Novavax, Inc.*	170	39,309
Nurix Therapeutics, Inc.*	33	1,175
Nymox Pharmaceutical Corp.*	116	303
Oncocyte Corp.*	173	851
Oncorus, Inc.*(a)	19	300
OPKO Health, Inc.*(a)	1,101	4,954
Organogenesis Holdings, Inc.*	67	1,019
Orgenesis, Inc.*	52	348
ORIC Pharmaceuticals, Inc.*	62	2,009
Ovid therapeutics, Inc.*	130	383
Oyster Point Pharma, Inc.*	17	337
Pandion Therapeutics, Inc.*	21	1,264
Passage Bio, Inc.*	70	1,261
PhaseBio Pharmaceuticals, Inc.*(a)	42	163
Pieris Pharmaceuticals, Inc.*	146	397
PMV Pharmaceuticals, Inc.*(a)	38	1,430
Poseida Therapeutics, Inc.*(a)	38	420
Praxis Precision Medicines, Inc.*(a)	31	1,348
Precigen, Inc.*(a)	184	1,553
Precision BioSciences, Inc.*	130	1,555
Prelude Therapeutics, Inc.*	25	1,558
Protagonist Therapeutics, Inc.*	87	2,051
Protara Therapeutics, Inc.*	10	172
Prothena Corp. plc*	85	1,897
PTC Therapeutics, Inc.*	171	9,764
Puma Biotechnology, Inc.*	85	847
Radius Health, Inc.*	126	2,345
RAPT Therapeutics, Inc.*(a)	30	544
REGENXBIO, Inc.*	94	3,846
Relay Therapeutics, Inc.*	89	3,673
Replimune Group, Inc.*	66	2,286
REVOLUTION Medicines, Inc.*	107	4,888
Rhythm Pharmaceuticals, Inc.*	92	2,385
Rigel Pharmaceuticals, Inc.*	470	1,950
Rocket Pharmaceuticals, Inc.*(a)	94	5,225
Rubius Therapeutics, Inc.*(a)	100	1,038
Sangamo Therapeutics, Inc.*	319	3,665
Savara, Inc.*	132	224
Scholar Rock Holding Corp.*(a)	71	3,841
Selecta Biosciences, Inc.*(a)	187	789
Seres Therapeutics, Inc.*	153	2,913
Shattuck Labs, Inc.*	36	1,487
Soleno Therapeutics, Inc.*	164	395
Solid Biosciences, Inc.*(a)	78	622
Sorrento Therapeutics, Inc.*(a)	694	6,711
Spectrum Pharmaceuticals, Inc.*	399	1,369
Spero Therapeutics, Inc.*(a)	56	1,018
SpringWorks Therapeutics, Inc.*	66	5,679
Spruce Biosciences, Inc.*(a)	20	418
SQZ Biotechnologies Co.*(a)	12	180
Stoke Therapeutics, Inc.*	34	2,036
Sutro Biopharma, Inc.*	77	1,709
Syndax Pharmaceuticals, Inc.*	74	1,806
Syros Pharmaceuticals, Inc.*(a)	115	966
Taysha Gene Therapies, Inc.*(a)	24	614
TCR2 Therapeutics, Inc.*	71	1,879
TG Therapeutics, Inc.*	319	13,963
Translate Bio, Inc.*	189	4,411
Travere Therapeutics, Inc.*	135	4,161
Turning Point Therapeutics, Inc.*	103	12,145
Twist Bioscience Corp.*	91	12,525
Tyme Technologies, Inc.*(a)	192	384
Ultragenyx Pharmaceutical, Inc.*	173	24,486
UNITY Biotechnology, Inc.*	97	661
UroGen Pharma Ltd.*(a)	54	1,029
Vanda Pharmaceuticals, Inc.*	148	2,760
Vaxart, Inc.*(a)	145	1,037
Vaxcyte, Inc.*(a)	51	1,202
VBI Vaccines, Inc.*(a)	498	1,678
Veracyte, Inc.*	160	9,290
Verastem, Inc.*	471	1,107
Vericel Corp.*	127	6,132
Viela Bio, Inc.*	60	3,192
Viking Therapeutics, Inc.*(a)	182	1,227
Vir Biotechnology, Inc.*	148	9,269
Voyager Therapeutics, Inc.*	71	403
vTv Therapeutics, Inc., Class A*(a)	31	82
X4 Pharmaceuticals, Inc.*	44	421
XBiotech, Inc.*(a)	39	741
Xencor, Inc.*	154	7,588
XOMA Corp.*(a)	17	615
Y-mAbs Therapeutics, Inc.*	85	2,989
Zentalis Pharmaceuticals, Inc.*	80	3,363
ZIOPHARM Oncology, Inc.*	590	3,145
		815,565
Building Products - 0.4%
AAON, Inc.	114	8,789
Advanced Drainage Systems, Inc.	157	17,273
Alpha Pro Tech Ltd.*(a)	34	475
American Woodmark Corp.*	47	4,390
Apogee Enterprises, Inc.	72	2,693
Builders FirstSource, Inc.*	565	24,445
Caesarstone Ltd.	62	782
Cornerstone Building Brands, Inc.*	121	1,378
CSW Industrials, Inc.	38	4,772
Gibraltar Industries, Inc.*	90	7,862
Griffon Corp.	120	2,952
Insteel Industries, Inc.	52	1,606
JELD-WEN Holding, Inc.*	189	5,604
Masonite International Corp.*	67	7,351
PGT Innovations, Inc.*	159	3,751
Quanex Building Products Corp.	91	2,214
Resideo Technologies, Inc.*	391	9,392
Simpson Manufacturing Co., Inc.	120	11,695
UFP Industries, Inc.	166	10,126
		127,550
Capital Markets - 0.3%
Artisan Partners Asset Management, Inc., Class A	152	7,220
AssetMark Financial Holdings, Inc.*	45	1,063
Associated Capital Group, Inc., Class A	5	171
B Riley Financial, Inc.	53	3,488
BGC Partners, Inc., Class A	857	3,839
Blucora, Inc.*	133	2,155

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Brightsphere Investment Group, Inc.	169	3,059
Cohen & Steers, Inc.	68	4,378
Cowen, Inc., Class A	71	2,403
Diamond Hill Investment Group, Inc.	8	1,135
Donnelley Financial Solutions, Inc.*	83	2,157
Federated Hermes, Inc., Class B	264	7,054
Focus Financial Partners, Inc., Class A*	87	4,090
GAMCO Investors, Inc., Class A	15	285
Greenhill & Co., Inc.	40	604
Hamilton Lane, Inc., Class A	89	7,957
Houlihan Lokey, Inc.	143	9,089
Moelis & Co., Class A	147	7,591
Oppenheimer Holdings, Inc., Class A	25	947
Piper Sandler Cos.	49	5,210
PJT Partners, Inc., Class A	64	4,462
Pzena Investment Management, Inc., Class A	47	433
Safeguard Scientifics, Inc.*	55	421
Sculptor Capital Management, Inc., Class A	52	1,073
Siebert Financial Corp.*(a)	31	145
Silvercrest Asset Management Group, Inc., Class A	26	365
StepStone Group, Inc., Class A*	54	1,945
Stifel Financial Corp.	276	16,858
StoneX Group, Inc.*	45	2,596
Value Line, Inc.	3	87
Virtus Investment Partners, Inc.	21	5,269
Waddell & Reed Financial, Inc., Class A	170	4,265
Westwood Holdings Group, Inc.	22	379
WisdomTree Investments, Inc.	385	2,041
		114,234
Chemicals - 0.4%
Advanced Emissions Solutions, Inc.*(a)	45	256
AdvanSix, Inc.*	76	2,113
AgroFresh Solutions, Inc.*	84	201
American Vanguard Corp.	80	1,562
Amyris, Inc.*(a)	295	4,071
Avient Corp.	253	10,935
Balchem Corp.	89	10,623
Chase Corp.	21	2,261
Ferro Corp.*(a)	226	3,587
FutureFuel Corp.	72	1,057
GCP Applied Technologies, Inc.*	135	3,347
Hawkins, Inc.	26	1,628
HB Fuller Co.	142	7,962
Ingevity Corp.*	115	7,990
Innospec, Inc.	68	6,831
Intrepid Potash, Inc.*	26	772
Koppers Holdings, Inc.*	57	1,904
Kraton Corp.*	86	3,198
Kronos Worldwide, Inc.	62	896
Livent Corp.*	407	7,578
Marrone Bio Innovations, Inc.*	191	488
Minerals Technologies, Inc.	94	6,696
Orion Engineered Carbons SA	167	2,956
PQ Group Holdings, Inc.	106	1,628
Quaker Chemical Corp.	37	10,448
Rayonier Advanced Materials, Inc.*(a)	172	1,591
Sensient Technologies Corp.	117	9,108
Stepan Co.	60	7,241
Trecora Resources*	67	476
Tredegar Corp.	73	1,112
Trinseo SA	106	6,859
Tronox Holdings plc, Class A	248	4,548
		131,923
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	186	8,032
ACCO Brands Corp.	256	2,074
Brady Corp., Class A	131	6,866
BrightView Holdings, Inc.*	113	1,798
Brink’s Co. (The)	136	10,449
Casella Waste Systems, Inc., Class A*	135	7,819
CECO Environmental Corp.*	86	705
Cimpress plc*	50	4,954
CompX International, Inc.	5	71
CoreCivic, Inc., REIT	331	2,377
Covanta Holding Corp.	329	4,622
Deluxe Corp.	116	4,586
Ennis, Inc.	71	1,407
Harsco Corp.*	217	3,550
Healthcare Services Group, Inc.	208	5,918
Heritage-Crystal Clean, Inc.*	44	1,154
Herman Miller, Inc.	163	6,252
HNI Corp.	118	4,200
Interface, Inc.	162	2,012
KAR Auction Services, Inc.(a)	358	4,980
Kimball International, Inc., Class B	100	1,294
Knoll, Inc.	139	2,267
Matthews International Corp., Class A	85	3,035
McGrath RentCorp	67	5,203
Montrose Environmental Group, Inc.*	31	1,515
NL Industries, Inc.	23	129
PICO Holdings, Inc.*	46	420
Pitney Bowes, Inc.	480	4,070
Quad/Graphics, Inc.*	92	403
SP Plus Corp.*	63	2,088
Steelcase, Inc., Class A	239	3,332
Team, Inc.*	83	920
Tetra Tech, Inc.	149	20,617
UniFirst Corp.	42	10,176
US Ecology, Inc.*	87	3,324
Viad Corp.	55	2,301
VSE Corp.(a)	24	925
		145,845
Communications Equipment - 0.2%
ADTRAN, Inc.	132	2,223
Applied Optoelectronics, Inc.*(a)	60	560
CalAmp Corp.*	95	1,061
Calix, Inc.*	146	5,768
Cambium Networks Corp.*	15	634
Casa Systems, Inc.*	88	722
Clearfield, Inc.*	31	1,005
Comtech Telecommunications Corp.	68	1,828
Digi International, Inc.*	80	1,869
DZS, Inc.*	34	566

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Extreme Networks, Inc.*	335	3,072
Genasys, Inc.*	92	632
Harmonic, Inc.*	267	2,068
Infinera Corp.*(a)	455	4,470
Inseego Corp.*(a)	194	2,830
KVH Industries, Inc.*	46	628
NETGEAR, Inc.*	83	3,320
NetScout Systems, Inc.*	195	5,503
PCTEL, Inc.*	49	370
Plantronics, Inc.*	97	3,928
Resonant, Inc.*(a)	141	721
Ribbon Communications, Inc.*	189	1,633
Viavi Solutions, Inc.*	633	10,245
		55,656
Construction & Engineering - 0.3%
Aegion Corp.*	84	2,171
Ameresco, Inc., Class A*	68	3,884
API Group Corp.*(b)	388	7,178
Arcosa, Inc.	134	7,602
Argan, Inc.	40	2,001
Comfort Systems USA, Inc.	100	6,194
Concrete Pumping Holdings, Inc.*	72	443
Construction Partners, Inc., Class A*	73	2,113
Dycom Industries, Inc.*	85	6,509
EMCOR Group, Inc.	149	14,508
Fluor Corp.*	391	6,710
Granite Construction, Inc.	131	4,504
Great Lakes Dredge & Dock Corp.*	177	2,689
HC2 Holdings, Inc.*	154	539
IES Holdings, Inc.*	23	1,054
MasTec, Inc.*	158	13,706
Matrix Service Co.*	72	977
MYR Group, Inc.*	45	2,653
Northwest Pipe Co.*	26	885
NV5 Global, Inc.*	30	3,098
Primoris Services Corp.	132	4,418
Sterling Construction Co., Inc.*	77	1,754
Tutor Perini Corp.*	113	1,661
WillScot Mobile Mini Holdings Corp.*	444	12,312
		109,563
Construction Materials - 0.0%(c)
Forterra, Inc.*	81	1,885
Summit Materials, Inc., Class A*	317	8,784
United States Lime & Minerals, Inc.	5	701
US Concrete, Inc.*	44	2,264
		13,634
Consumer Finance - 0.2%
Atlanticus Holdings Corp.*	15	394
Curo Group Holdings Corp.	51	738
Encore Capital Group, Inc.*	86	2,874
Enova International, Inc.*	95	2,916
EZCORP, Inc., Class A*	132	634
FirstCash, Inc.	113	7,155
Green Dot Corp., Class A*	142	6,711
LendingClub Corp.*	195	2,100
Navient Corp.	510	6,314
Nelnet, Inc., Class A	48	3,485
Oportun Financial Corp.*	54	881
PRA Group, Inc.*	125	4,607
PROG Holdings, Inc.	187	9,350
Regional Management Corp.	24	777
World Acceptance Corp.*	12	1,519
		50,455
Containers & Packaging - 0.0%(c)
Greif, Inc., Class A	72	3,478
Greif, Inc., Class B	17	841
Myers Industries, Inc.	100	2,214
O-I Glass, Inc.*	434	5,069
Pactiv Evergreen, Inc.	110	1,538
Ranpak Holdings Corp.*	81	1,459
UFP Technologies, Inc.*	20	990
		15,589
Distributors - 0.0%(c)
Core-Mark Holding Co., Inc.	124	4,040
Funko, Inc., Class A*(a)	68	924
Greenlane Holdings, Inc., Class A*	28	150
Weyco Group, Inc.	17	298
		5,412
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc.*	144	5,659
American Public Education, Inc.*	39	1,148
Aspen Group, Inc.*	62	551
Carriage Services, Inc.	46	1,516
Franchise Group, Inc.	60	2,105
Houghton Mifflin Harcourt Co.*(a)	293	1,787
Laureate Education, Inc., Class A*	298	4,098
OneSpaWorld Holdings Ltd.*	126	1,375
Perdoceo Education Corp.*	192	2,471
Regis Corp.*(a)	66	775
Strategic Education, Inc.	67	6,092
Stride, Inc.*	112	2,694
Universal Technical Institute, Inc.*	79	484
Vivint Smart Home, Inc.*	216	3,672
WW International, Inc.*	131	3,863
		38,290
Diversified Financial Services - 0.0%(c)
Alerus Financial Corp.	40	1,100
A-Mark Precious Metals, Inc.(a)	13	370
Banco Latinoamericano de Comercio Exterior SA, Class E	85	1,297
Cannae Holdings, Inc.*	239	8,927
GWG Holdings, Inc.*	9	61
Marlin Business Services Corp.(a)	23	350
SWK Holdings Corp.*	9	124
		12,229
Diversified Telecommunication Services - 0.2%
Alaska Communications Systems Group, Inc.	143	468
Anterix, Inc.*	30	1,267
ATN International, Inc.	31	1,509
Bandwidth, Inc., Class A*(a)	54	8,552
Cincinnati Bell, Inc.*	139	2,124
Cogent Communications Holdings, Inc.	117	7,003
Consolidated Communications Holdings, Inc.*(a)	201	1,057
IDT Corp., Class B*	54	969
Iridium Communications, Inc.*	326	12,489
Liberty Latin America Ltd., Class A*	129	1,415
Liberty Latin America Ltd., Class C*	429	4,702
Ooma, Inc.*	58	916

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
ORBCOMM, Inc.*	205	1,564
Vonage Holdings Corp.*	650	8,593
		52,628
Electric Utilities - 0.1%
ALLETE, Inc.	144	8,947
Genie Energy Ltd., Class B	36	272
MGE Energy, Inc.	101	6,433
Otter Tail Corp.	112	4,538
PNM Resources, Inc.	220	10,562
Portland General Electric Co.	249	10,498
Spark Energy, Inc., Class A	34	339
		41,589
Electrical Equipment - 0.4%
Allied Motion Technologies, Inc.	21	1,019
American Superconductor Corp.*	74	1,761
Atkore, Inc.*	131	8,862
AZZ, Inc.	73	3,730
Bloom Energy Corp., Class A*	246	7,018
Encore Wire Corp.	56	3,670
EnerSys	117	10,563
FuelCell Energy, Inc.*	798	13,518
LSI Industries, Inc.	70	631
Orion Energy Systems, Inc.*	75	630
Plug Power, Inc.*	1,102	53,316
Powell Industries, Inc.	24	747
Preformed Line Products Co.	8	587
Sunrun, Inc.*	416	26,033
Thermon Group Holdings, Inc.*	91	1,859
TPI Composites, Inc.*	85	4,051
Ultralife Corp.*	25	170
Vicor Corp.*	54	5,319
		143,484
Electronic Equipment, Instruments & Components - 0.5%
Akoustis Technologies, Inc.*(a)	91	1,300
Arlo Technologies, Inc.*	220	1,531
Badger Meter, Inc.	81	8,796
Bel Fuse, Inc., Class B	27	479
Belden, Inc.	121	5,349
Benchmark Electronics, Inc.	101	2,868
CTS Corp.	88	2,831
Daktronics, Inc.	102	552
ePlus, Inc.*	37	3,499
Fabrinet*	101	8,921
FARO Technologies, Inc.*	50	4,673
II-VI, Inc.*	285	24,026
Insight Enterprises, Inc.*	97	8,108
Intellicheck, Inc.*(a)	50	609
Iteris, Inc.*	113	623
Itron, Inc.*	111	13,014
Kimball Electronics, Inc.*	66	1,550
Knowles Corp.*	246	5,114
Luna Innovations, Inc.*	81	951
Methode Electronics, Inc.	101	3,932
MTS Systems Corp.	54	3,152
Napco Security Technologies, Inc.*	32	996
nLight, Inc.*	99	3,774
Novanta, Inc.*	94	12,439
OSI Systems, Inc.*	47	4,447
PAR Technology Corp.*	54	4,692
PC Connection, Inc.	31	1,426
Plexus Corp.*	80	6,718
Powerfleet, Inc.*	79	622
Research Frontiers, Inc.*	73	294
Rogers Corp.*	52	9,437
Sanmina Corp.*	178	6,340
ScanSource, Inc.*	70	1,991
TTM Technologies, Inc.*	276	3,897
Vishay Intertechnology, Inc.	369	8,808
Vishay Precision Group, Inc.*	34	1,099
Wrap Technologies, Inc.*(a)	32	168
		169,026
Energy Equipment & Services - 0.2%
Archrock, Inc.	361	3,722
Aspen Aerogels, Inc.*	57	1,268
Bristow Group, Inc.*	18	479
Cactus, Inc., Class A	131	4,175
ChampionX Corp.*	515	10,954
DMC Global, Inc.	40	2,520
Dril-Quip, Inc.*	98	3,328
Exterran Corp.*	73	399
Frank’s International NV*	429	1,943
Helix Energy Solutions Group, Inc.*	394	1,931
Liberty Oilfield Services, Inc., Class A	206	2,408
Nabors Industries Ltd.(a)	20	2,220
National Energy Services Reunited Corp.*	57	755
Newpark Resources, Inc.*	247	855
NexTier Oilfield Solutions, Inc.*	447	2,079
Oceaneering International, Inc.*	275	3,245
Oil States International, Inc.*	167	1,224
Patterson-UTI Energy, Inc.	508	3,759
ProPetro Holding Corp.*	223	2,558
RPC, Inc.*(a)	159	1,010
Select Energy Services, Inc., Class A*	163	1,030
Solaris Oilfield Infrastructure, Inc., Class A(a)	80	945
Tidewater, Inc.*	112	1,395
Transocean Ltd.*(a)	1,619	5,618
US Silica Holdings, Inc.(a)	205	2,729
		62,549
Entertainment - 0.1%
AMC Entertainment Holdings, Inc., Class A(a)	214	1,714
Cinemark Holdings, Inc.	296	6,645
Eros STX Global Corp.*(a)	449	822
Gaia, Inc.*	34	324
Glu Mobile, Inc.*	405	5,054
IMAX Corp.*	137	2,832
Liberty Media Corp.-Liberty Braves, Class A*	27	793
Liberty Media Corp.-Liberty Braves, Class C*	101	2,908
LiveXLive Media, Inc.*(a)	131	520
Marcus Corp. (The)*	62	1,218
		22,830
Equity Real Estate Investment Trusts (REITs) - 1.2%
Acadia Realty Trust	236	4,463
Agree Realty Corp.	152	9,813
Alexander & Baldwin, Inc.	199	3,477
Alexander’s, Inc.	6	1,627
Alpine Income Property Trust, Inc.	19	348
American Assets Trust, Inc.	140	4,351
American Finance Trust, Inc.	302	2,676

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Armada Hoffler Properties, Inc.	159	2,053
Bluerock Residential Growth REIT, Inc.	67	718
Broadstone Net Lease, Inc., Class A	99	1,791
BRT Apartments Corp.	29	459
CareTrust REIT, Inc.	266	5,900
CatchMark Timber Trust, Inc., Class A	135	1,378
Centerspace REIT	36	2,471
Chatham Lodging Trust*	129	1,797
CIM Commercial Trust Corp.	31	377
City Office REIT, Inc.	119	1,209
Clipper Realty, Inc.	41	358
Colony Capital, Inc.(a)	1,331	7,880
Columbia Property Trust, Inc.	317	4,476
Community Healthcare Trust, Inc.	62	2,717
CorEnergy Infrastructure Trust, Inc.(a)	38	284
CorePoint Lodging, Inc.	109	993
CTO Realty Growth, Inc.	16	828
DiamondRock Hospitality Co.*	553	5,596
Diversified Healthcare Trust	657	2,956
Easterly Government Properties, Inc.	226	4,967
EastGroup Properties, Inc.	109	14,836
Essential Properties Realty Trust, Inc.	288	6,682
Farmland Partners, Inc.(a)	71	849
Four Corners Property Trust, Inc.	203	5,499
Franklin Street Properties Corp.	288	1,428
GEO Group, Inc. (The)(a)	327	2,354
Getty Realty Corp.	97	2,714
Gladstone Commercial Corp.	92	1,719
Gladstone Land Corp.	59	1,056
Global Medical REIT, Inc.	122	1,643
Global Net Lease, Inc.	250	4,645
Healthcare Realty Trust, Inc.	375	10,823
Hersha Hospitality Trust*	95	1,056
Independence Realty Trust, Inc.	263	3,693
Industrial Logistics Properties Trust	180	3,829
Innovative Industrial Properties, Inc.	60	11,700
iStar, Inc.(a)	198	3,509
Kite Realty Group Trust	229	4,390
Lexington Realty Trust	758	8,126
LTC Properties, Inc.	108	4,418
Macerich Co. (The)	415	5,362
Mack-Cali Realty Corp.	240	3,353
Monmouth Real Estate Investment Corp.	264	4,572
National Health Investors, Inc.	119	8,124
National Storage Affiliates Trust	173	6,669
NETSTREIT Corp.	37	650
New Senior Investment Group, Inc.	227	1,387
NexPoint Residential Trust, Inc.	61	2,503
Office Properties Income Trust	132	3,338
One Liberty Properties, Inc.	44	942
Pebblebrook Hotel Trust	361	8,180
Physicians Realty Trust	578	9,826
Piedmont Office Realty Trust, Inc., Class A	350	5,971
Plymouth Industrial REIT, Inc.	69	1,029
PotlatchDeltic Corp.	181	9,186
Preferred Apartment Communities, Inc., Class A	131	1,078
PS Business Parks, Inc.	55	7,967
QTS Realty Trust, Inc., Class A(a)	178	11,057
Retail Opportunity Investments Corp.	321	5,075
Retail Properties of America, Inc., Class A	594	6,255
Retail Value, Inc.	45	751
RLJ Lodging Trust	456	7,159
RPT Realty	224	2,457
Ryman Hospitality Properties, Inc.	140	10,821
Sabra Health Care REIT, Inc.	569	9,798
Safehold, Inc.	50	3,813
Saul Centers, Inc.	33	1,169
Seritage Growth Properties, Class A*(a)	94	1,898
Service Properties Trust	455	5,842
SITE Centers Corp.	425	5,670
STAG Industrial, Inc.(a)	415	13,093
Summit Hotel Properties, Inc.*	286	2,960
Sunstone Hotel Investors, Inc.	595	7,860
Tanger Factory Outlet Centers, Inc.(a)	251	3,951
Terreno Realty Corp.	185	10,367
UMH Properties, Inc.	102	1,741
Uniti Group, Inc.	536	6,384
Universal Health Realty Income Trust	35	2,168
Urban Edge Properties	322	5,313
Urstadt Biddle Properties, Inc., Class A	82	1,322
Washington REIT	228	5,135
Whitestone REIT	111	1,038
Xenia Hotels & Resorts, Inc.	315	6,291
		390,457
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	86	2,248
BJ’s Wholesale Club Holdings, Inc.*	379	15,228
Chefs’ Warehouse, Inc. (The)*	84	2,616
HF Foods Group, Inc.*(a)	97	715
Ingles Markets, Inc., Class A	39	2,027
Natural Grocers by Vitamin Cottage, Inc.	25	352
Performance Food Group Co.*	363	19,689
PriceSmart, Inc.	63	6,076
Rite Aid Corp.*	152	2,976
SpartanNash Co.	99	1,805
United Natural Foods, Inc.*	151	3,994
Village Super Market, Inc., Class A	24	553
Weis Markets, Inc.	26	1,390
		59,669
Food Products - 0.3%
Alico, Inc.	15	445
B&G Foods, Inc.(a)	177	5,368
Bridgford Foods Corp.*	5	77
Calavo Growers, Inc.	46	3,461
Cal-Maine Foods, Inc.*	102	3,886
Darling Ingredients, Inc.*	445	28,053
Farmer Bros Co.*	46	359
Fresh Del Monte Produce, Inc.(a)	85	2,188
Freshpet, Inc.*	107	16,679
Hostess Brands, Inc.*	348	5,008

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
J & J Snack Foods Corp.	42	6,668
John B Sanfilippo & Son, Inc.	24	2,075
Laird Superfood, Inc.*	8	316
Lancaster Colony Corp.	53	9,258
Landec Corp.*	71	792
Limoneira Co.	45	690
Mission Produce, Inc.*	21	440
Sanderson Farms, Inc.	55	8,387
Seneca Foods Corp., Class A*	18	980
Simply Good Foods Co. (The)*	237	6,913
Tootsie Roll Industries, Inc.	44	1,356
Vital Farms, Inc.*(a)	28	759
		104,158
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A(a)	87	5,761
Chesapeake Utilities Corp.	48	5,075
New Jersey Resources Corp.	265	10,412
Northwest Natural Holding Co.	84	4,031
ONE Gas, Inc.	145	9,711
RGC Resources, Inc.	22	500
South Jersey Industries, Inc.	279	7,006
Southwest Gas Holdings, Inc.	156	9,726
Spire, Inc.	139	9,232
		61,454
Health Care Equipment & Supplies - 0.8%
Accelerate Diagnostics, Inc.*(a)	87	871
Accuray, Inc.*	248	1,235
Acutus Medical, Inc.*	27	561
Alphatec Holdings, Inc.*	153	2,456
AngioDynamics, Inc.*	101	2,116
Antares Pharma, Inc.*	455	1,934
Apyx Medical Corp.*	93	972
Aspira Women’s Health, Inc.*(a)	220	1,525
AtriCure, Inc.*	120	7,832
Atrion Corp.	4	2,500
Avanos Medical, Inc.*	131	6,023
Axogen, Inc.*	101	2,232
Axonics Modulation Technologies, Inc.*	84	4,226
Bellerophon Therapeutics, Inc.*(a)	12	76
Beyond Air, Inc.*(a)	38	225
BioLife Solutions, Inc.*	39	1,530
BioSig Technologies, Inc.*	67	298
Cantel Medical Corp.*	105	7,799
Cardiovascular Systems, Inc.*	109	4,502
Cerus Corp.*	454	2,788
Chembio Diagnostics, Inc.*(a)	55	306
Co-Diagnostics, Inc.*(a)	73	1,004
CONMED Corp.	75	9,230
CryoLife, Inc.*	105	2,651
CryoPort, Inc.*	97	5,766
Cutera, Inc.*	48	1,695
CytoSorbents Corp.*	115	1,083
Eargo, Inc.*	23	1,343
Electromed, Inc.*	20	211
ESC Co.*(d)	431	—
FONAR Corp.*	18	349
GenMark Diagnostics, Inc.*	193	3,773
Glaukos Corp.*	118	11,158
Heska Corp.*	20	3,768
Inari Medical, Inc.*	22	2,301
Inogen, Inc.*	52	2,729
Integer Holdings Corp.*	91	8,025
Intersect ENT, Inc.*	90	2,053
IntriCon Corp.*	24	551
Invacare Corp.	94	855
iRadimed Corp.*	16	357
iRhythm Technologies, Inc.*	81	13,033
Lantheus Holdings, Inc.*	184	3,437
LeMaitre Vascular, Inc.	46	2,364
LENSAR, Inc.*	20	181
LivaNova plc*	135	10,468
Meridian Bioscience, Inc.*	117	2,466
Merit Medical Systems, Inc.*	149	8,302
Mesa Laboratories, Inc.	13	3,535
Milestone Scientific, Inc.*(a)	127	498
Misonix, Inc.*	34	570
Natus Medical, Inc.*	92	2,384
Nemaura Medical, Inc.*(a)	20	124
Neogen Corp.*	146	11,960
Nevro Corp.*	94	15,527
NuVasive, Inc.*	142	8,567
OraSure Technologies, Inc.*	197	2,088
Orthofix Medical, Inc.*	53	2,465
OrthoPediatrics Corp.*	36	1,961
Outset Medical, Inc.*	27	1,344
PAVmed, Inc.*(a)	106	445
Pulmonx Corp.*	32	1,819
Pulse Biosciences, Inc.*(a)	38	1,111
Quotient Ltd.*	200	898
Repro-Med Systems, Inc.*	74	287
Retractable Technologies, Inc.*(a)	37	581
Rockwell Medical, Inc.*(a)	192	259
SeaSpine Holdings Corp.*	73	1,381
Shockwave Medical, Inc.*	79	9,224
SI-BONE, Inc.*	81	2,543
Sientra, Inc.*	128	996
Silk Road Medical, Inc.*	76	4,163
Soliton, Inc.*(a)	20	266
STAAR Surgical Co.*	128	13,313
Stereotaxis, Inc.*	122	854
Surgalign Holdings, Inc.*	159	388
Surmodics, Inc.*	36	1,877
Tactile Systems Technology, Inc.*	52	2,643
Tela Bio, Inc.*	20	307
TransMedics Group, Inc.*	70	2,512
Utah Medical Products, Inc.	9	760
Vapotherm, Inc.*	54	1,312
Varex Imaging Corp.*	106	2,431
Venus Concept, Inc.*(a)	53	138
ViewRay, Inc.*	307	1,339
VolitionRX Ltd.*	75	306
Zynex, Inc.*(a)	52	755
		255,091
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc.*(a)	218	10,357
AdaptHealth Corp.*	70	2,154
Addus HomeCare Corp.*	42	4,518
AMN Healthcare Services, Inc.*	130	9,473
Apollo Medical Holdings, Inc.*	55	1,361
Avalon GloboCare Corp.*(a)	54	65
Biodesix, Inc.*	8	158
Brookdale Senior Living, Inc.*	508	2,956
Castle Biosciences, Inc.*	33	2,511
Community Health Systems, Inc.*	236	2,020
CorVel Corp.*	24	2,436
Covetrus, Inc.*	322	11,965

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Cross Country Healthcare, Inc.*	99	1,100
Ensign Group, Inc. (The)	143	11,729
Enzo Biochem, Inc.*	121	353
Exagen, Inc.*	14	256
Five Star Senior Living, Inc.*	52	347
Fulgent Genetics, Inc.*(a)	37	3,747
Hanger, Inc.*	102	2,242
HealthEquity, Inc.*	209	17,211
InfuSystem Holdings, Inc.*	40	682
Joint Corp. (The)*	37	1,473
LHC Group, Inc.*	84	15,264
Magellan Health, Inc.*	66	6,159
MEDNAX, Inc.*	208	5,081
ModivCare, Inc.*	34	4,361
National HealthCare Corp.	34	2,365
National Research Corp.	37	1,912
Ontrak, Inc.*(a)	23	1,356
Option Care Health, Inc.*	121	2,322
Owens & Minor, Inc.	201	6,836
Patterson Cos., Inc.	236	7,330
Pennant Group, Inc. (The)*	71	3,747
PetIQ, Inc.*	59	2,034
Progenity, Inc.*	9	49
Progyny, Inc.*	74	3,115
R1 RCM, Inc.*	301	8,320
RadNet, Inc.*	120	2,213
Select Medical Holdings Corp.*	301	9,527
Sharps Compliance Corp.*	40	509
Surgery Partners, Inc.*	63	2,486
Tenet Healthcare Corp.*	290	14,796
Tivity Health, Inc.*	120	2,856
Triple-S Management Corp., Class B*	63	1,594
US Physical Therapy, Inc.	35	4,103
Viemed Healthcare, Inc.*	97	915
		198,364
Health Care Technology - 0.3%
Accolade, Inc.*	36	1,595
Allscripts Healthcare Solutions, Inc.*	436	6,727
Computer Programs and Systems, Inc.	35	1,101
Evolent Health, Inc., Class A*	209	4,211
Health Catalyst, Inc.*	92	4,461
HealthStream, Inc.*	72	1,678
HMS Holdings Corp.*	244	8,976
iCAD, Inc.*	55	1,017
Inovalon Holdings, Inc., Class A*	208	5,108
Inspire Medical Systems, Inc.*	73	16,994
NantHealth, Inc.*(a)	74	283
NextGen Healthcare, Inc.*	155	2,898
Omnicell, Inc.*	117	14,847
OptimizeRx Corp.*(a)	42	2,234
Phreesia, Inc.*	92	5,635
Schrodinger, Inc.*	83	8,506
Simulations Plus, Inc.	39	2,797
Tabula Rasa HealthCare, Inc.*(a)	58	2,352
Vocera Communications, Inc.*	89	3,813
		95,233
Hotels, Restaurants & Leisure - 1.0%
Accel Entertainment, Inc.*	139	1,542
Bally’s Corp.	50	2,976
Biglari Holdings, Inc., Class B*	3	351
BJ’s Restaurants, Inc.*	61	3,387
Bloomin’ Brands, Inc.*	242	6,011
Bluegreen Vacations Corp.(a)	14	112
Bluegreen Vacations Holding Corp.*	34	540
Boyd Gaming Corp.*	225	13,208
Brinker International, Inc.	125	8,574
Caesars Entertainment, Inc.*	499	46,627
Carrols Restaurant Group, Inc.*	96	593
Century Casinos, Inc.*(a)	75	605
Cheesecake Factory, Inc. (The)	117	6,429
Churchill Downs, Inc.	105	24,216
Chuy’s Holdings, Inc.*	54	2,214
Cracker Barrel Old Country Store, Inc.	65	10,067
Dave & Buster’s Entertainment, Inc.*	122	4,954
Del Taco Restaurants, Inc.	82	823
Denny’s Corp.*	172	3,019
Dine Brands Global, Inc.(a)	44	3,481
El Pollo Loco Holdings, Inc.*	52	953
Everi Holdings, Inc.*	228	3,445
Fiesta Restaurant Group, Inc.*	50	763
GAN Ltd.*	67	1,711
Golden Entertainment, Inc.*	47	1,111
Hilton Grand Vacations, Inc.*	237	9,364
International Game Technology plc	276	5,048
Jack in the Box, Inc.	63	6,448
Kura Sushi USA, Inc., Class A*	9	269
Lindblad Expeditions Holdings, Inc.*	72	1,500
Marriott Vacations Worldwide Corp.*	112	19,008
Monarch Casino & Resort, Inc.*	35	2,368
Nathan’s Famous, Inc.	8	478
Noodles & Co.*	87	821
Papa John’s International, Inc.	91	8,207
Penn National Gaming, Inc.*	431	49,901
PlayAGS, Inc.*	74	605
RCI Hospitality Holdings, Inc.(a)	24	1,542
Red Robin Gourmet Burgers, Inc.*	43	1,320
Red Rock Resorts, Inc., Class A	182	5,491
Ruth’s Hospitality Group, Inc.	90	2,052
Scientific Games Corp.*	159	7,446
SeaWorld Entertainment, Inc.*	140	6,952
Shake Shack, Inc., Class A*	98	11,611
Target Hospitality Corp.*(a)	81	135
Texas Roadhouse, Inc.	182	16,540
Wingstop, Inc.	83	11,300
		316,118
Household Durables - 0.5%
Beazer Homes USA, Inc.*	79	1,396
Casper Sleep, Inc.*	69	579
Cavco Industries, Inc.*	25	5,273
Century Communities, Inc.*	82	4,537
Ethan Allen Interiors, Inc.	63	1,614
GoPro, Inc., Class A*(a)	340	2,557
Green Brick Partners, Inc.*	65	1,282
Hamilton Beach Brands Holding Co., Class A	19	334
Helen of Troy Ltd.*	70	15,176
Hooker Furniture Corp.	33	1,116
Installed Building Products, Inc.*	63	6,890
iRobot Corp.*	76	9,432
KB Home	245	9,893

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
La-Z-Boy, Inc.	124	5,284
Legacy Housing Corp.*	23	361
LGI Homes, Inc.*(a)	62	6,773
Lifetime Brands, Inc.(a)	34	441
Lovesac Co. (The)*(a)	27	1,558
M/I Homes, Inc.*	77	3,842
MDC Holdings, Inc.	145	8,203
Meritage Homes Corp.*	103	8,684
Purple Innovation, Inc.*	46	1,692
Skyline Champion Corp.*	146	6,460
Sonos, Inc.*	224	8,723
Taylor Morrison Home Corp., Class A*	350	9,628
TopBuild Corp.*	92	17,518
Tri Pointe Homes, Inc.*	350	6,650
Tupperware Brands Corp.*	136	4,158
Turtle Beach Corp.*	39	1,166
Universal Electronics, Inc.*	37	2,153
VOXX International Corp.*(a)	54	1,119
		154,492
Household Products - 0.1%
Central Garden & Pet Co.*	26	1,186
Central Garden & Pet Co., Class A*	110	4,566
Oil-Dri Corp. of America	15	504
WD-40 Co.	38	11,846
		18,102
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corp.*	240	689
Brookfield Renewable Corp.	285	13,161
Clearway Energy, Inc., Class A	97	2,537
Clearway Energy, Inc., Class C	227	6,233
Ormat Technologies, Inc.(a)	111	9,509
Sunnova Energy International, Inc.*	147	6,592
		38,721
Industrial Conglomerates - 0.0%(c)
Raven Industries, Inc.	100	3,920

Insurance - 0.4%
Ambac Financial Group, Inc.*	126	2,136
American Equity Investment Life Holding Co.	251	6,935
AMERISAFE, Inc.	54	3,160
Argo Group International Holdings Ltd.	90	4,159
BRP Group, Inc., Class A*	117	3,104
Citizens, Inc.*(a)	137	832
CNO Financial Group, Inc.	384	9,239
Crawford & Co., Class A	45	423
Donegal Group, Inc., Class A	31	425
eHealth, Inc.*	72	4,278
Employers Holdings, Inc.	80	2,663
Enstar Group Ltd.*	34	7,228
FBL Financial Group, Inc., Class A	26	1,483
FedNat Holding Co.	35	242
Genworth Financial, Inc., Class A*	1,397	4,359
Goosehead Insurance, Inc., Class A	36	4,664
Greenlight Capital Re Ltd., Class A*(a)	75	584
HCI Group, Inc.	17	984
Heritage Insurance Holdings, Inc.	69	670
Horace Mann Educators Corp.	115	4,432
Independence Holding Co.	12	456
Investors Title Co.	4	607
James River Group Holdings Ltd.	83	3,811
Kinsale Capital Group, Inc.	58	10,212
MBIA, Inc.*	138	1,007
National Western Life Group, Inc., Class A	7	1,462
NI Holdings, Inc.*	24	428
Palomar Holdings, Inc.*	56	4,767
ProAssurance Corp.	148	3,663
ProSight Global, Inc.*	25	316
Protective Insurance Corp., Class B	24	550
RLI Corp.	110	11,477
Safety Insurance Group, Inc.	39	3,084
Selective Insurance Group, Inc.	163	11,056
Selectquote, Inc.*	86	2,623
State Auto Financial Corp.	49	918
Stewart Information Services Corp.	73	3,446
Third Point Reinsurance Ltd.*	233	2,379
Tiptree, Inc.	67	336
Trean Insurance Group, Inc.*	33	558
Trupanion, Inc.*	83	8,031
United Fire Group, Inc.	58	1,708
United Insurance Holdings Corp.	56	348
Universal Insurance Holdings, Inc.	75	1,117
Vericity, Inc.*(a)	6	61
Watford Holdings Ltd.*	48	1,662
		138,083
Interactive Media & Services - 0.1%
Cargurus, Inc.*	243	6,306
Cars.com, Inc.*	187	2,182
DHI Group, Inc.*	131	408
Eventbrite, Inc., Class A*	179	3,557
EverQuote, Inc., Class A*	39	1,910
Liberty TripAdvisor Holdings, Inc., Class A*	201	1,132
MediaAlpha, Inc., Class A*	30	1,575
QuinStreet, Inc.*	133	3,177
TrueCar, Inc.*	285	1,545
Yelp, Inc.*	199	7,504
		29,296
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*(a)	70	1,980
CarParts.com, Inc.*	94	1,667
Duluth Holdings, Inc., Class B*	31	433
Groupon, Inc.*	64	2,778
Lands’ End, Inc.*	32	1,057
Liquidity Services, Inc.*	77	1,202
Magnite, Inc.*	298	14,563
Overstock.com, Inc.*	118	7,926
PetMed Express, Inc.	54	1,874
Quotient Technology, Inc.*	240	3,221
RealReal, Inc. (The)*	176	4,495
Shutterstock, Inc.	61	5,382
Stamps.com, Inc.*	47	8,551
Stitch Fix, Inc., Class A*	167	12,744
Waitr Holdings, Inc.*(a)	230	731
		68,604
IT Services - 0.4%
Brightcove, Inc.*	110	2,396
Cardtronics plc, Class A*	100	3,855
Cass Information Systems, Inc.	39	1,680
Conduent, Inc.*	457	2,459

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Contra BmTechnologies*	13	161
CSG Systems International, Inc.	90	4,154
EVERTEC, Inc.	167	6,496
Evo Payments, Inc., Class A*	115	2,928
ExlService Holdings, Inc.*	92	7,785
GreenSky, Inc., Class A*	174	926
Grid Dynamics Holdings, Inc.*(a)	75	1,118
GTT Communications, Inc.*(a)	87	164
Hackett Group, Inc. (The)	70	1,093
I3 Verticals, Inc., Class A*(a)	52	1,726
IBEX Holdings Ltd.*	15	330
Information Services Group, Inc.*	100	364
International Money Express, Inc.*	80	1,178
KBR, Inc.	394	12,214
Limelight Networks, Inc.*(a)	327	1,069
LiveRamp Holdings, Inc.*	178	11,243
ManTech International Corp., Class A	75	5,862
MAXIMUS, Inc.	169	13,736
MoneyGram International, Inc.*	172	1,147
NIC, Inc.	182	6,317
Paysign, Inc.*(a)	86	390
Perficient, Inc.*	90	5,012
Perspecta, Inc.	385	11,242
PFSweb, Inc.*	44	309
Priority Technology Holdings, Inc.*	21	191
Rackspace Technology, Inc.*	93	1,955
Repay Holdings Corp.*	169	3,684
ServiceSource International, Inc.*	243	390
StarTek, Inc.*	49	397
Sykes Enterprises, Inc.*	106	4,331
TTEC Holdings, Inc.	51	4,291
Tucows, Inc., Class A*(a)	25	1,976
Unisys Corp.*	171	4,198
Verra Mobility Corp.*	371	5,287
		134,054
Leisure Products - 0.1%
Acushnet Holdings Corp.	94	3,969
American Outdoor Brands, Inc.*	38	760
Callaway Golf Co.	258	7,211
Clarus Corp.	67	1,163
Escalade, Inc.(a)	28	553
Johnson Outdoors, Inc., Class A	15	1,810
Malibu Boats, Inc., Class A*	56	4,174
Marine Products Corp.	20	336
MasterCraft Boat Holdings, Inc.*	52	1,333
Nautilus, Inc.*	83	1,528
Smith & Wesson Brands, Inc.	154	2,650
Sturm Ruger & Co., Inc.(a)	47	3,206
Vista Outdoor, Inc.*	162	5,121
YETI Holdings, Inc.*	222	15,267
		49,081
Life Sciences Tools & Services - 0.2%
Champions Oncology, Inc.*	18	210
ChromaDex Corp.*	113	1,574
Codexis, Inc.*	148	3,272
Fluidigm Corp.*	204	938
Harvard Bioscience, Inc.*	105	461
Luminex Corp.	119	3,870
Medpace Holdings, Inc.*	77	12,507
NanoString Technologies, Inc.*	121	8,445
NeoGenomics, Inc.*	291	14,832
Pacific Biosciences of California, Inc.*	489	14,949
Personalis, Inc.*	66	2,035
Quanterix Corp.*	58	4,394
		67,487
Machinery - 0.8%
Alamo Group, Inc.	27	4,121
Albany International Corp., Class A	85	6,719
Altra Industrial Motion Corp.	179	10,368
Astec Industries, Inc.	62	4,211
Barnes Group, Inc.	131	6,858
Blue Bird Corp.*	43	1,045
Chart Industries, Inc.*	100	14,309
CIRCOR International, Inc.*	55	1,959
Columbus McKinnon Corp.	64	3,222
Douglas Dynamics, Inc.	63	3,035
Eastern Co. (The)(a)	15	382
Energy Recovery, Inc.*	111	1,954
Enerpac Tool Group Corp.	149	3,680
EnPro Industries, Inc.	57	4,579
ESCO Technologies, Inc.	71	7,503
Evoqua Water Technologies Corp.*	284	6,972
ExOne Co. (The)*(a)	36	1,228
Federal Signal Corp.	166	6,044
Franklin Electric Co., Inc.	128	9,608
Gencor Industries, Inc.*	25	355
Gorman-Rupp Co. (The)	49	1,568
Graham Corp.	26	399
Greenbrier Cos., Inc. (The)	89	4,187
Helios Technologies, Inc.	85	5,559
Hillenbrand, Inc.	206	9,571
Hurco Cos., Inc.	18	566
Hyster-Yale Materials Handling, Inc.	27	2,310
John Bean Technologies Corp.	86	12,691
Kadant, Inc.	32	5,568
Kennametal, Inc.	229	8,555
L B Foster Co., Class A*(a)	28	475
Lindsay Corp.	30	4,807
Luxfer Holdings plc	76	1,456
Lydall, Inc.*	48	1,672
Manitowoc Co., Inc. (The)*	94	1,531
Mayville Engineering Co., Inc.*	21	294
Meritor, Inc.*	192	5,831
Miller Industries, Inc.	31	1,224
Mueller Industries, Inc.	155	6,299
Mueller Water Products, Inc., Class A	434	5,594
Navistar International Corp.*	138	6,080
NN, Inc.*(a)	116	709
Omega Flex, Inc.	8	1,380
Park-Ohio Holdings Corp.	24	776
Proto Labs, Inc.*	74	10,780
RBC Bearings, Inc.*	68	13,536
REV Group, Inc.	76	944
Rexnord Corp.	333	14,968
Shyft Group, Inc. (The)	95	3,125
SPX Corp.*	119	6,615
SPX FLOW, Inc.*	117	7,203
Standex International Corp.	34	3,334
Tennant Co.	51	3,886
Terex Corp.	187	7,701
TriMas Corp.*	114	3,829
Wabash National Corp.	147	2,437

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Watts Water Technologies, Inc., Class A	76	8,671
Welbilt, Inc.*	362	5,785
		280,068
Marine - 0.0%(c)
Costamare, Inc.	140	1,351
Eagle Bulk Shipping, Inc.*(a)	18	528
Eneti, Inc.	25	496
Genco Shipping & Trading Ltd.	48	504
Matson, Inc.	118	8,174
Pangaea Logistics Solutions Ltd.	28	84
Safe Bulkers, Inc.*	143	393
SEACOR Holdings, Inc.*	54	2,296
		13,826
Media - 0.2%
AMC Networks, Inc., Class A*	79	5,182
Boston Omaha Corp., Class A*	36	1,511
Cardlytics, Inc.*	73	9,667
comScore, Inc.*	167	609
Daily Journal Corp.*	4	1,369
Emerald Holding, Inc.*	67	366
Entercom Communications Corp., Class A(a)	325	1,453
Entravision Communications Corp., Class A	161	504
EW Scripps Co. (The), Class A	156	2,936
Fluent, Inc.*(a)	115	728
Gannett Co., Inc.*	368	1,822
Gray Television, Inc.*	240	4,356
Hemisphere Media Group, Inc.*	45	497
iHeartMedia, Inc., Class A*	169	2,378
Loral Space & Communications, Inc.	35	1,552
Meredith Corp.*	110	2,726
MSG Networks, Inc., Class A*	84	1,425
National CineMedia, Inc.	171	807
Saga Communications, Inc., Class A	10	207
Scholastic Corp.	81	2,333
Sinclair Broadcast Group, Inc., Class A	121	3,742
TechTarget, Inc.*	66	5,520
TEGNA, Inc.	608	11,084
Tribune Publishing Co.*	44	747
WideOpenWest, Inc.*	146	2,051
		65,572
Metals & Mining - 0.4%
Alcoa Corp.*	518	12,717
Allegheny Technologies, Inc.*	352	6,920
Arconic Corp.*	276	6,050
Caledonia Mining Corp. plc	33	467
Carpenter Technology Corp.	131	5,327
Century Aluminum Co.*	139	1,909
Cleveland-Cliffs, Inc.	1,259	16,795
Coeur Mining, Inc.*	670	6,037
Commercial Metals Co.	330	8,300
Compass Minerals International, Inc.	94	5,930
Gatos Silver, Inc.*	66	921
Gold Resource Corp.	185	498
Haynes International, Inc.	34	950
Hecla Mining Co.(a)	1,446	9,442
Kaiser Aluminum Corp.	44	5,020
Materion Corp.	56	3,835
Novagold Resources, Inc.*	659	5,503
Olympic Steel, Inc.	25	446
Ryerson Holding Corp.*	44	560
Schnitzer Steel Industries, Inc., Class A	72	2,487
SunCoke Energy, Inc.	229	1,463
TimkenSteel Corp.*	124	1,002
United States Steel Corp.(a)	607	10,082
Warrior Met Coal, Inc.	142	2,722
Worthington Industries, Inc.	101	6,453
		121,836
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Anworth Mortgage Asset Corp.	270	748
Apollo Commercial Real Estate Finance, Inc.	392	5,210
Arbor Realty Trust, Inc.(a)	320	5,334
Ares Commercial Real Estate Corp.	85	1,174
Arlington Asset Investment Corp., Class A*	91	365
ARMOUR Residential REIT, Inc.	178	2,149
Blackstone Mortgage Trust, Inc., Class A	382	11,154
Broadmark Realty Capital, Inc.	356	3,653
Capstead Mortgage Corp.	264	1,513
Cherry Hill Mortgage Investment Corp.	42	412
Chimera Investment Corp.	533	6,151
Colony Credit Real Estate, Inc.	233	1,922
Dynex Capital, Inc.	61	1,148
Ellington Financial, Inc.	114	1,792
Ellington Residential Mortgage REIT	24	294
Granite Point Mortgage Trust, Inc.	151	1,685
Great Ajax Corp.(a)	57	641
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	203	11,415
Invesco Mortgage Capital, Inc.(a)	506	1,968
KKR Real Estate Finance Trust, Inc.	80	1,474
Ladder Capital Corp.	293	3,352
MFA Financial, Inc.	1,257	5,053
New York Mortgage Trust, Inc.	1,050	4,379
Orchid Island Capital, Inc.(a)	192	1,100
PennyMac Mortgage Investment Trust	272	5,160
Ready Capital Corp.	116	1,522
Redwood Trust, Inc.	311	3,060
TPG RE Finance Trust, Inc.	166	1,733
Two Harbors Investment Corp.	760	5,487
Western Asset Mortgage Capital Corp.	164	535
		91,583
Multiline Retail - 0.1%
Big Lots, Inc.	109	6,926
Dillard’s, Inc., Class A(a)	21	1,673
Macy’s, Inc.	866	13,172
		21,771
Multi-Utilities - 0.1%
Avista Corp.	191	7,680
Black Hills Corp.	174	10,294
NorthWestern Corp.	140	8,187

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Unitil Corp.	40	1,674
		27,835
Oil, Gas & Consumable Fuels - 0.4%
Adams Resources & Energy, Inc.	6	175
Antero Resources Corp.*	672	6,048
Arch Resources, Inc.	42	2,013
Ardmore Shipping Corp.*	91	358
Berry Corp.	187	927
Bonanza Creek Energy, Inc.*	53	1,692
Brigham Minerals, Inc., Class A	117	1,674
Clean Energy Fuels Corp.*	360	4,694
CNX Resources Corp.*	616	7,768
Comstock Resources, Inc.*	67	383
CONSOL Energy, Inc.*	83	897
Contango Oil & Gas Co.*(a)	318	1,549
CVR Energy, Inc.	83	1,833
Delek US Holdings, Inc.	173	4,249
DHT Holdings, Inc.	308	1,719
Diamond S Shipping, Inc.*(a)	76	616
Dorian LPG Ltd.*	104	1,295
Earthstone Energy, Inc., Class A*	65	460
Energy Fuels, Inc.*	360	1,868
Evolution Petroleum Corp.	84	298
Falcon Minerals Corp.	105	415
Frontline Ltd.(a)	328	2,220
Golar LNG Ltd.*	253	2,856
Goodrich Petroleum Corp.*	25	243
Green Plains, Inc.*	94	2,380
International Seaways, Inc.	66	1,144
Kosmos Energy Ltd.	1,117	3,440
Magnolia Oil & Gas Corp., Class A*	344	4,149
Matador Resources Co.*	305	6,371
NACCO Industries, Inc., Class A(a)	10	249
NextDecade Corp.*(a)	57	113
Nordic American Tankers Ltd.(a)	408	1,212
Overseas Shipholding Group, Inc., Class A*	182	400
Ovintiv, Inc.	726	16,749
Par Pacific Holdings, Inc.*	111	1,961
PBF Energy, Inc., Class A*	268	3,806
PDC Energy, Inc.*	276	9,646
Peabody Energy Corp.*	173	744
Penn Virginia Corp.*	39	571
PrimeEnergy Resources Corp.*	2	94
Range Resources Corp.*	593	5,716
Renewable Energy Group, Inc.*	106	8,244
REX American Resources Corp.*	15	1,411
Scorpio Tankers, Inc.	140	2,066
SFL Corp. Ltd.	261	1,968
SM Energy Co.	317	4,394
Southwestern Energy Co.*	1,793	7,262
Talos Energy, Inc.*	35	371
Tellurian, Inc.*(a)	465	1,437
Uranium Energy Corp.*(a)	539	1,143
W&T Offshore, Inc.*(a)	261	859
Whiting Petroleum Corp.*	4	137
World Fuel Services Corp.	173	5,377
		139,664
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	44	1,540
Domtar Corp.	152	5,632
Glatfelter Corp.	121	1,942
Louisiana-Pacific Corp.	304	14,473
Neenah, Inc.	47	2,600
Schweitzer-Mauduit International, Inc.	85	3,970
Verso Corp., Class A	86	1,075
		31,232
Personal Products - 0.1%
BellRing Brands, Inc., Class A*	111	2,522
Edgewell Personal Care Co.	151	4,619
elf Beauty, Inc.*	126	3,232
Inter Parfums, Inc.	50	3,658
Lifevantage Corp.*	38	332
Medifast, Inc.	31	7,843
Nature’s Sunshine Products, Inc.*	24	395
Revlon, Inc., Class A*(a)	20	227
USANA Health Sciences, Inc.*	32	3,106
Veru, Inc.*(a)	147	2,032
		27,966
Pharmaceuticals - 0.4%
AcelRx Pharmaceuticals, Inc.*(a)	221	415
Aerie Pharmaceuticals, Inc.*	101	1,857
Agile Therapeutics, Inc.*	188	540
Amneal Pharmaceuticals, Inc.*(a)	275	1,482
Amphastar Pharmaceuticals, Inc.*	101	1,771
ANI Pharmaceuticals, Inc.*	25	728
Aquestive Therapeutics, Inc.*(a)	55	252
Arvinas, Inc.*	95	7,439
Atea Pharmaceuticals, Inc.*(a)	39	2,939
Athira Pharma, Inc.*	35	772
Avenue Therapeutics, Inc.*(a)	18	85
Axsome Therapeutics, Inc.*	77	5,187
Aytu BioScience, Inc.*	7	54
BioDelivery Sciences International, Inc.*	247	1,037
Cara Therapeutics, Inc.*(a)	114	2,092
Cassava Sciences, Inc.*(a)	90	4,372
Cerecor, Inc.*	101	340
Chiasma, Inc.*	138	537
Collegium Pharmaceutical, Inc.*	95	2,241
Corcept Therapeutics, Inc.*	270	6,791
CorMedix, Inc.*(a)	87	1,305
Cymabay Therapeutics, Inc.*	191	917
Durect Corp.*	567	1,259
Eloxx Pharmaceuticals, Inc.*	73	329
Endo International plc*	628	4,980
Eton Pharmaceuticals, Inc.*(a)	48	380
Evofem Biosciences, Inc.*(a)	212	820
Evolus, Inc.*	60	727
Fulcrum Therapeutics, Inc.*	40	504
Graybug Vision, Inc.*(a)	18	361
Harmony Biosciences Holdings, Inc.*(a)	17	603
Harrow Health, Inc.*(a)	62	476
IMARA, Inc.*(a)	22	277
Innoviva, Inc.*	177	2,023
Intra-Cellular Therapies, Inc.*	184	6,519
Kala Pharmaceuticals, Inc.*(a)	110	815
Kaleido Biosciences, Inc.*	32	286
Lannett Co., Inc.*	91	551
Liquidia Corp.*(a)	74	207
Lyra Therapeutics, Inc.*	19	283
Marinus Pharmaceuticals, Inc.*(a)	70	1,058
NGM Biopharmaceuticals, Inc.*	66	1,764
Ocular Therapeutix, Inc.*	190	3,485
Odonate Therapeutics, Inc.*	44	926

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Omeros Corp.*(a)	163	3,250
Optinose, Inc.*	97	376
Osmotica Pharmaceuticals plc*(a)	34	129
Pacira BioSciences, Inc.*	118	8,673
Paratek Pharmaceuticals, Inc.*	121	905
Phathom Pharmaceuticals, Inc.*	30	1,322
Phibro Animal Health Corp., Class A	56	1,208
Pliant Therapeutics, Inc.*(a)	29	960
Prestige Consumer Healthcare, Inc.*	140	5,839
Provention Bio, Inc.*	131	1,666
Recro Pharma, Inc.*	53	182
Relmada Therapeutics, Inc.*	40	1,334
Revance Therapeutics, Inc.*	174	4,569
Satsuma Pharmaceuticals, Inc.*	26	148
scPharmaceuticals, Inc.*	19	140
SIGA Technologies, Inc.*	144	910
Strongbridge Biopharma plc*	120	377
Supernus Pharmaceuticals, Inc.*	135	3,627
Tarsus Pharmaceuticals, Inc.*(a)	17	616
TherapeuticsMD, Inc.*(a)	712	1,082
Theravance Biopharma, Inc.*	130	2,154
Tricida, Inc.*	79	404
Verrica Pharmaceuticals, Inc.*(a)	34	466
VYNE Therapeutics, Inc.*(a)	99	739
WaVe Life Sciences Ltd.*	91	856
Xeris Pharmaceuticals, Inc.*(a)	127	692
Zogenix, Inc.*	154	3,266
		117,676
Professional Services - 0.3%
Acacia Research Corp.*	132	937
Akerna Corp.*(a)	48	265
ASGN, Inc.*	141	13,109
Barrett Business Services, Inc.	22	1,566
BGSF, Inc.	27	376
CBIZ, Inc.*	141	4,251
CRA International, Inc.	22	1,214
Exponent, Inc.	142	13,699
Forrester Research, Inc.*(a)	31	1,401
Franklin Covey Co.*	34	874
GP Strategies Corp.*	37	486
Heidrick & Struggles International, Inc.	54	1,938
Huron Consulting Group, Inc.*	63	3,207
ICF International, Inc.	51	4,256
Insperity, Inc.	100	8,870
Kelly Services, Inc., Class A*	92	1,915
Kforce, Inc.	54	2,773
Korn Ferry	151	9,294
Mastech Digital, Inc.*	10	160
Mistras Group, Inc.*	50	398
Red Violet, Inc.*	19	441
Resources Connection, Inc.	85	1,085
TriNet Group, Inc.*	114	9,151
TrueBlue, Inc.*	98	2,041
Upwork, Inc.*	256	13,793
Willdan Group, Inc.*(a)	28	1,228
		98,728
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA*	13	132
American Realty Investors, Inc.*	3	28
Cushman & Wakefield plc*	305	4,721
eXp World Holdings, Inc.*(a)	138	8,334
Fathom Holdings, Inc.*(a)	13	567
Forestar Group, Inc.*	46	979
FRP Holdings, Inc.*	18	812
Indus Realty Trust, Inc., REIT	8	485
Kennedy-Wilson Holdings, Inc.	334	6,266
Marcus & Millichap, Inc.*	64	2,424
Maui Land & Pineapple Co., Inc.*	19	225
Newmark Group, Inc., Class A	401	4,018
Rafael Holdings, Inc., Class B*	25	894
RE/MAX Holdings, Inc., Class A	51	2,128
Realogy Holdings Corp.*	317	4,780
Redfin Corp.*	276	20,904
RMR Group, Inc. (The), Class A	43	1,728
St Joe Co. (The)	91	4,580
Stratus Properties, Inc.*	16	389
Tejon Ranch Co.*(a)	58	947
Transcontinental Realty Investors, Inc.*(a)	4	83
		65,424
Road & Rail - 0.1%
ArcBest Corp.	70	4,129
Avis Budget Group, Inc.*	146	8,110
Covenant Logistics Group, Inc., Class A*(a)	33	600
Daseke, Inc.*	126	696
Heartland Express, Inc.	135	2,457
Marten Transport Ltd.	164	2,654
PAM Transportation Services, Inc.*	5	290
Saia, Inc.*	73	14,639
Universal Logistics Holdings, Inc.(a)	22	515
US Xpress Enterprises, Inc., Class A*	61	564
Werner Enterprises, Inc.	169	7,253
		41,907
Semiconductors & Semiconductor Equipment - 0.7%
Advanced Energy Industries, Inc.	105	10,967
Alpha & Omega Semiconductor Ltd.*	57	2,006
Ambarella, Inc.*	92	10,349
Amkor Technology, Inc.	276	6,594
Atomera, Inc.*(a)	48	1,343
Axcelis Technologies, Inc.*	92	3,392
AXT, Inc.*(a)	110	1,422
Brooks Automation, Inc.	201	16,715
CEVA, Inc.*	61	3,735
CMC Materials, Inc.	81	13,811
Cohu, Inc.*	114	4,953
CyberOptics Corp.*	20	535
Diodes, Inc.*	118	9,265
DSP Group, Inc.*	62	965
FormFactor, Inc.*	214	9,709
GSI Technology, Inc.*	46	338
Ichor Holdings Ltd.*	62	2,651
Impinj, Inc.*	48	3,071
Lattice Semiconductor Corp.*	377	18,141
MACOM Technology Solutions Holdings, Inc.*	131	8,430
Maxeon Solar Technologies Ltd.*(a)	26	875
MaxLinear, Inc.*	190	7,556
NeoPhotonics Corp.*	138	1,326
NVE Corp.	13	916
Onto Innovation, Inc.*	131	8,182

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
PDF Solutions, Inc.*	81	1,487
Photronics, Inc.*	176	2,096
Pixelworks, Inc.*	111	399
Power Integrations, Inc.	163	14,404
Rambus, Inc.*	315	6,609
Semtech Corp.*	179	13,123
Silicon Laboratories, Inc.*	120	18,689
SiTime Corp.*	32	3,118
SMART Global Holdings, Inc.*	39	1,821
SunPower Corp.*(a)	212	7,371
Synaptics, Inc.*	95	12,733
Ultra Clean Holdings, Inc.*	111	5,148
Veeco Instruments, Inc.*	135	2,903
		237,148
Software - 1.3%
8x8, Inc.*	293	10,024
A10 Networks, Inc.*	167	1,560
ACI Worldwide, Inc.*	317	12,128
Agilysys, Inc.*	54	3,218
Alarm.com Holdings, Inc.*	131	11,512
Altair Engineering, Inc., Class A*	120	7,391
American Software, Inc., Class A	83	1,677
Appfolio, Inc., Class A*	45	7,381
Appian Corp.*(a)	100	17,190
Asure Software, Inc.*	38	296
Avaya Holdings Corp.*	228	6,765
Benefitfocus, Inc.*	81	1,231
Blackbaud, Inc.*	137	9,428
Blackline, Inc.*	141	17,487
Bottomline Technologies DE, Inc.*	122	5,475
Box, Inc., Class A*	392	7,193
Cerence, Inc.*	101	11,233
ChannelAdvisor Corp.*	77	1,740
Cloudera, Inc.*(a)	567	9,151
Cognyte Software Ltd.*(a)	148	4,273
CommVault Systems, Inc.*	116	7,393
Cornerstone OnDemand, Inc.*	170	8,588
Digimarc Corp.*(a)	33	1,207
Digital Turbine, Inc.*	234	19,321
Domo, Inc., Class B*	72	4,589
Ebix, Inc.	74	1,804
eGain Corp.*	57	662
Envestnet, Inc.*	147	9,411
GTY Technology Holdings, Inc.*	123	902
Intelligent Systems Corp.*	21	833
InterDigital, Inc.	85	5,386
J2 Global, Inc.*(a)	120	13,366
LivePerson, Inc.*	172	11,287
MicroStrategy, Inc., Class A*(a)	21	15,759
Mimecast Ltd.*	159	6,818
Mitek Systems, Inc.*	112	1,711
Model N, Inc.*	94	3,981
OneSpan, Inc.*	92	2,149
Park City Group, Inc.*(a)	35	213
Ping Identity Holding Corp.*	102	2,390
Progress Software Corp.	125	5,318
PROS Holdings, Inc.*	109	5,167
Q2 Holdings, Inc.*	140	17,063
QAD, Inc., Class A	33	2,119
Qualys, Inc.*	94	9,133
Rapid7, Inc.*	143	10,902
Rimini Street, Inc.*	64	497
Sailpoint Technologies Holdings, Inc.*	244	13,757
Sapiens International Corp. NV	76	2,385
SeaChange International, Inc.*	82	97
SecureWorks Corp., Class A*	24	346
ShotSpotter, Inc.*	23	966
Smith Micro Software, Inc.*	95	627
Sprout Social, Inc., Class A*	77	5,234
SPS Commerce, Inc.*	99	9,972
Sumo Logic, Inc.*	39	1,185
SVMK, Inc.*	340	6,331
Synchronoss Technologies, Inc.*	109	483
Tenable Holdings, Inc.*	197	8,059
Upland Software, Inc.*	73	3,608
Varonis Systems, Inc.*	86	15,784
Verint Systems, Inc.*	180	8,872
Veritone, Inc.*	64	2,307
VirnetX Holding Corp.(a)	175	1,218
Workiva, Inc.*	111	11,228
Xperi Holding Corp.	289	6,098
Yext, Inc.*	286	4,839
Zix Corp.*	151	1,114
Zuora, Inc., Class A*	278	4,151
		422,983
Specialty Retail - 0.7%
Aaron’s Co., Inc. (The)*	93	2,042
Abercrombie & Fitch Co., Class A	172	4,708
Academy Sports & Outdoors, Inc.*(a)	83	1,989
American Eagle Outfitters, Inc.	418	10,743
America’s Car-Mart, Inc.*	18	2,430
Asbury Automotive Group, Inc.*	54	9,150
At Home Group, Inc.*	148	3,728
Bed Bath & Beyond, Inc.	352	9,455
Boot Barn Holdings, Inc.*	80	4,833
Buckle, Inc. (The)	81	3,114
Caleres, Inc.	100	1,586
Camping World Holdings, Inc., Class A	91	2,848
Cato Corp. (The), Class A	59	728
Chico’s FAS, Inc.	329	885
Children’s Place, Inc. (The)*	39	2,701
Citi Trends, Inc.	27	2,103
Conn’s, Inc.*	49	695
Container Store Group, Inc. (The)*	54	828
Designer Brands, Inc., Class A	171	2,136
Envela Corp.*	21	110
Express, Inc.*(a)	175	471
GameStop Corp., Class A*(a)	159	16,177
Genesco, Inc.*	39	1,753
Group 1 Automotive, Inc.	49	7,469
GrowGeneration Corp.*	101	4,609
Guess?, Inc.	111	2,798
Haverty Furniture Cos., Inc.	45	1,628
Hibbett Sports, Inc.*(a)	46	2,956
Lithia Motors, Inc., Class A	73	27,298
Lumber Liquidators Holdings, Inc.*	80	1,981
MarineMax, Inc.*	57	2,545
Michaels Cos., Inc. (The)*	208	3,120
Monro, Inc.	91	5,641
Murphy USA, Inc.	75	9,349
National Vision Holdings, Inc.*	223	10,590
ODP Corp. (The)*	145	5,549
OneWater Marine, Inc., Class A*	24	855
Rent-A-Center, Inc.	134	7,740
RH*	44	21,576

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Sally Beauty Holdings, Inc.*	314	5,055
Shoe Carnival, Inc.	25	1,224
Signet Jewelers Ltd.*	145	7,218
Sleep Number Corp.*	75	10,285
Sonic Automotive, Inc., Class A	64	2,951
Sportsman’s Warehouse Holdings, Inc.*	118	1,999
Tilly’s, Inc., Class A*	62	640
Urban Outfitters, Inc.*	191	6,475
Winmark Corp.	8	1,412
Zumiez, Inc.*	58	2,615
		240,791
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	334	11,970
Avid Technology, Inc.*	87	1,687
Corsair Gaming, Inc.*(a)	63	2,258
Diebold Nixdorf, Inc.*	194	2,817
Eastman Kodak Co.*(a)	43	371
Immersion Corp.*	48	476
Intevac, Inc.*	65	414
Quantum Corp.*	83	692
Super Micro Computer, Inc.*	122	3,981
		24,666
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	185	14,193
Deckers Outdoor Corp.*	78	25,436
Fossil Group, Inc.*	131	1,983
G-III Apparel Group Ltd.*	121	3,484
Kontoor Brands, Inc.(a)	143	6,042
Lakeland Industries, Inc.*(a)	22	690
Movado Group, Inc.	44	1,003
Oxford Industries, Inc.	45	3,431
Rocky Brands, Inc.	20	872
Steven Madden Ltd.	227	8,397
Superior Group of Cos., Inc.	30	715
Unifi, Inc.*	38	947
Vera Bradley, Inc.*	57	541
Wolverine World Wide, Inc.	224	7,829
		75,563
Thrifts & Mortgage Finance - 0.4%
Axos Financial, Inc.*	159	7,357
Bogota Financial Corp.*	16	145
Bridgewater Bancshares, Inc.*	60	867
Capitol Federal Financial, Inc.	361	4,805
Columbia Financial, Inc.*	132	2,157
ESSA Bancorp, Inc.	25	393
Essent Group Ltd.	305	12,575
Federal Agricultural Mortgage Corp., Class C	25	2,156
Flagstar Bancorp, Inc.	133	5,771
FS Bancorp, Inc.	10	606
Greene County Bancorp, Inc.	8	191
Hingham Institution For Savings (The)	4	969
Home Bancorp, Inc.	21	679
HomeStreet, Inc.	59	2,535
Kearny Financial Corp.	223	2,531
Luther Burbank Corp.	51	521
Merchants Bancorp	24	817
Meridian Bancorp, Inc.	131	2,194
Meta Financial Group, Inc.	92	4,075
MMA Capital Holdings, Inc.*	13	289
Mr Cooper Group, Inc.*	209	6,573
NMI Holdings, Inc., Class A*	227	5,189
Northfield Bancorp, Inc.	132	1,807
Northwest Bancshares, Inc.	324	4,575
Oconee Federal Financial Corp.(a)	3	75
OP Bancorp	34	312
PCSB Financial Corp.	40	646
PDL Community Bancorp*	21	214
PennyMac Financial Services, Inc.	117	6,928
Pioneer Bancorp, Inc.*	33	356
Premier Financial Corp.	102	3,127
Provident Bancorp, Inc.	47	576
Provident Financial Holdings, Inc.	17	268
Provident Financial Services, Inc.	198	4,005
Prudential Bancorp, Inc.	23	312
Radian Group, Inc.	530	10,812
Riverview Bancorp, Inc.	58	383
Security National Financial Corp., Class A*	26	234
Southern Missouri Bancorp, Inc.	22	808
Standard AVB Financial Corp.	10	327
Sterling Bancorp, Inc.*	44	226
Territorial Bancorp, Inc.	23	565
Timberland Bancorp, Inc.	21	583
TrustCo Bank Corp.	262	1,803
Walker & Dunlop, Inc.	79	7,873
Washington Federal, Inc.	209	6,316
Waterstone Financial, Inc.	60	1,166
Western New England Bancorp, Inc.	64	513
WSFS Financial Corp.	139	7,386
		125,591
Tobacco - 0.0%(c)
Turning Point Brands, Inc.(a)	33	1,624
Universal Corp.	67	3,405
Vector Group Ltd.	387	5,282
		10,311
Trading Companies & Distributors - 0.3%
Alta Equipment Group, Inc.*(a)	48	509
Applied Industrial Technologies, Inc.	107	9,135
Beacon Roofing Supply, Inc.*	151	7,222
Boise Cascade Co.	109	5,443
CAI International, Inc.	46	2,024
DXP Enterprises, Inc.*	45	1,352
EVI Industries, Inc.*(a)	15	549
GATX Corp.	97	9,257
General Finance Corp.*	28	283
GMS, Inc.*	116	4,246
H&E Equipment Services, Inc.	88	2,722
Herc Holdings, Inc.*	67	5,880
Lawson Products, Inc.*	12	636
MRC Global, Inc.*(a)	218	1,905
Nesco Holdings, Inc.*	37	300
NOW, Inc.*	302	3,210
Rush Enterprises, Inc., Class A	113	4,795
Rush Enterprises, Inc., Class B	19	721
SiteOne Landscape Supply, Inc.*(a)	121	19,180
Systemax, Inc.	34	1,227
Textainer Group Holdings Ltd.*	137	3,567
Titan Machinery, Inc.*	54	1,323
Transcat, Inc.*	20	897
Triton International Ltd.	167	9,649
Veritiv Corp.*	35	832
WESCO International, Inc.*	136	10,918

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Willis Lease Finance Corp.*	8	258
		108,040
Water Utilities - 0.1%
American States Water Co.	102	7,451
Artesian Resources Corp., Class A	23	851
Cadiz, Inc.*(a)	56	609
California Water Service Group	137	7,528
Consolidated Water Co. Ltd.	40	518
Global Water Resources, Inc.(a)	35	607
Middlesex Water Co.	47	3,227
Pure Cycle Corp.*	54	635
SJW Group	73	4,576
York Water Co. (The)	36	1,498
		27,500
Wireless Telecommunication Services - 0.0%(c)
Boingo Wireless, Inc.*(a)	121	1,379
Gogo, Inc.*(a)	153	1,813
Shenandoah Telecommunications Co.	133	5,899
Spok Holdings, Inc.	49	525
		9,616
TOTAL COMMON STOCKS (Cost $5,314,072)		7,621,318

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(d)(e)	39	—
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—
TOTAL RIGHTS (Cost $117)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.6%

INVESTMENT COMPANIES - 0.6%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $204,681)	204,681	204,681

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 68.2%

REPURCHASE AGREEMENTS(g) - 2.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $701,335 (Cost $701,335)	701,335	701,335

U.S. TREASURY OBLIGATIONS - 66.1%
U.S. Treasury Bills
0.04%, 4/29/2021(h) (Cost $22,018,384)	22,020,000	22,018,815

TOTAL SHORT-TERM INVESTMENTS (Cost $22,719,719)		22,720,150

Total Investments - 91.7% (Cost $28,238,589)		30,546,149
Other assets less liabilities - 8.3%		2,761,239
Net Assets - 100.0%		33,307,388

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $454,594, collateralized in the form of cash with a value of $204,681 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $276,629 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – August 15, 2050; a total value of $481,310.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of February 28, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at February 28, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $204,681.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of February 28, 2021.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	37	3/15/2021	USD	$2,790,956	$(202)

Swap Agreements

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
68,233	11/8/2021	Credit Suisse International	0.57%	Russell 2000® Total Return Index	688,604
548,806	12/15/2021	Credit Suisse International	0.72%	S&P 500® Total Return Index	46,317
2,542,082	11/8/2021	Credit Suisse International	0.42%	iShares® MSCI Emerging Markets ETF[c]	989,898
315,803	1/6/2022	Morgan Stanley & Co. International plc	0.27%	iShares® MSCI Emerging Markets ETF[c]	19,793
(391,975)	11/7/2022	Societe Generale	0.73%	iShares® MSCI EAFE ETF[c]	(367)
526,051	11/8/2021	Societe Generale	0.42%	Russell 2000® Total Return Index	6,473
558,527	11/7/2022	Societe Generale	(0.18)%	iShares® MSCI Emerging Markets ETF[c]	24,583
880,376	11/22/2021	Societe Generale	0.47%	S&P 500® Total Return Index	18,455
(932,447)	11/8/2021	UBS AG	0.28%	iShares® MSCI EAFE ETF[c]	28,707
152,681	11/8/2021	UBS AG	(0.08)%	iShares® MSCI Emerging Markets ETF[c]	22,968
814,389	11/8/2021	UBS AG	0.12%	Russell 2000® Total Return Index	347,155
5,082,526					2,192,586
				Total Unrealized Appreciation	2,192,953
				Total Unrealized Depreciation	(367)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations
USD	U.S. Dollar

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 96.2%

Aerospace & Defense - 3.7%
Bombardier, Inc.
7.88%, 4/15/2027(a)	756,000	678,661
Howmet Aerospace, Inc.
6.88%, 5/1/2025	500,000	578,725
TransDigm, Inc.
6.25%, 3/15/2026(a)	1,553,000	1,636,551
5.50%, 11/15/2027	242,000	248,602
		3,142,539
Air Freight & Logistics - 0.7%
XPO Logistics, Inc.
6.75%, 8/15/2024(a)	200,000	210,000
6.25%, 5/1/2025(a)	340,000	365,177
		575,177
Airlines - 1.0%
American Airlines, Inc.
11.75%, 7/15/2025(a)	678,000	806,820

Auto Components - 2.2%
Allison Transmission, Inc.
3.75%, 1/30/2031(a)	509,000	486,731
Clarios Global LP
6.25%, 5/15/2026(a)	500,000	532,085
8.50%, 5/15/2027(a)	328,000	353,912
Icahn Enterprises LP
6.25%, 2/1/2022	124,000	124,000
6.25%, 5/15/2026	363,000	381,499
		1,878,227
Automobiles - 2.7%
Ford Motor Co.
9.00%, 4/22/2025	1,327,000	1,610,925
Tesla, Inc.
5.30%, 8/15/2025(a)	678,000	705,595
		2,316,520
Capital Markets - 0.7%
MSCI, Inc.
4.00%, 11/15/2029(a)	420,000	445,200
3.88%, 2/15/2031(a)	116,000	121,800
		567,000
Chemicals - 0.8%
NOVA Chemicals Corp.
4.88%, 6/1/2024(a)	505,000	522,675
5.25%, 6/1/2027(a)	125,000	130,313
		652,988
Commercial Services & Supplies - 2.6%
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	450,000	476,437
9.75%, 7/15/2027(a)	244,000	269,264
Aramark Services, Inc.
5.00%, 2/1/2028(a)	600,000	615,000
Prime Security Services Borrower LLC
5.75%, 4/15/2026(a)	554,000	596,935
6.25%, 1/15/2028(a)	200,000	207,186
		2,164,822
Communications Equipment - 1.0%
Avaya, Inc.
6.13%, 9/15/2028(a)	150,000	161,438
CommScope, Inc.
5.50%, 3/1/2024(a)	458,000	470,022
6.00%, 3/1/2026(a)	183,000	192,379
		823,839
Construction & Engineering - 0.3%
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	217,000	217,000

Consumer Finance - 1.3%
Navient Corp.
6.50%, 6/15/2022	295,000	306,101
OneMain Finance Corp.
6.13%, 3/15/2024	254,000	273,050
7.13%, 3/15/2026	444,000	512,820
		1,091,971
Containers & Packaging - 1.4%
Ball Corp.
2.88%, 8/15/2030	200,000	194,250
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	383,000	384,436
7.25%, 4/15/2025(a)	459,000	453,555
Reynolds Group Issuer, Inc.
4.00%, 10/15/2027(a)	190,000	189,525
		1,221,766
Distributors - 0.4%
Performance Food Group, Inc.
5.50%, 10/15/2027(a)	330,000	346,929

Diversified Financial Services - 0.7%
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)(b)	150,000	148,875
Verscend Escrow Corp.
9.75%, 8/15/2026(a)	400,000	429,712
		578,587
Diversified Telecommunication Services - 4.4%
CCO Holdings LLC
5.13%, 5/1/2027(a)	882,000	922,792
4.75%, 3/1/2030(a)	500,000	521,850
Frontier Communications Corp.
5.88%, 10/15/2027(a)	150,000	160,500
5.00%, 5/1/2028(a)	239,000	246,767
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	150,000	153,000
Lumen Technologies, Inc.
5.13%, 12/15/2026(a)	503,000	524,745
Windstream Escrow LLC
7.75%, 8/15/2028(a)	150,000	153,563
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	1,000,000	995,730
		3,678,947
Electric Utilities - 3.8%
Emera, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(c)	100,000	116,431
FirstEnergy Corp.
Series C, 5.35%, 7/15/2047(d)	668,000	794,920
NRG Energy, Inc.
6.63%, 1/15/2027	918,000	954,610
3.63%, 2/15/2031(a)	100,000	97,615
PG&E Corp.
5.25%, 7/1/2030	500,000	534,850

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC
5.63%, 2/15/2027(a)	273,000	286,309
5.00%, 7/31/2027(a)	400,000	418,600
		3,203,335
Energy Equipment & Services - 0.6%
Weatherford International Ltd.
11.00%, 12/1/2024(a)	510,000	500,922

Entertainment - 2.1%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027(a)	490,000	540,862
Netflix, Inc.
4.88%, 4/15/2028	1,059,000	1,204,125
5.88%, 11/15/2028	3,000	3,591
		1,748,578
Equity Real Estate Investment Trusts (REITs) - 3.6%
Iron Mountain, Inc.
4.50%, 2/15/2031(a)	500,000	498,750
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	323,000	348,840
SBA Communications Corp.
3.13%, 2/1/2029(a)	603,000	589,221
Uniti Group LP
7.88%, 2/15/2025(a)	500,000	538,750
6.50%, 2/15/2029(a)	300,000	303,285
VICI Properties LP
4.25%, 12/1/2026(a)	50,000	51,563
4.13%, 8/15/2030(a)	685,000	712,400
		3,042,809
Food & Staples Retailing - 0.6%
Albertsons Cos., Inc.
4.63%, 1/15/2027(a)	416,000	430,832
3.50%, 3/15/2029(a)	100,000	96,075
		526,907
Food Products - 3.0%
JBS USA LUX SA
6.50%, 4/15/2029(a)	574,000	645,882
5.50%, 1/15/2030(a)	660,000	739,200
Post Holdings, Inc.
5.00%, 8/15/2026(a)	721,000	752,291
4.63%, 4/15/2030(a)	390,000	395,850
		2,533,223
Health Care Equipment & Supplies - 0.5%
Avantor Funding, Inc.
4.63%, 7/15/2028(a)	400,000	417,008

Health Care Providers & Services - 6.5%
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	350,000	374,500
5.63%, 3/15/2027(a)	734,000	773,038
DaVita, Inc.
4.63%, 6/1/2030(a)	450,000	457,312
3.75%, 2/15/2031(a)	320,000	305,754
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	494,000	353,210
HCA, Inc.
5.63%, 9/1/2028	378,000	439,909
3.50%, 9/1/2030	750,000	775,328
MEDNAX, Inc.
6.25%, 1/15/2027(a)	150,000	158,432
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	308,000	331,938
Select Medical Corp.
6.25%, 8/15/2026(a)	323,000	345,610
Tenet Healthcare Corp.
4.88%, 1/1/2026(a)	300,000	310,107
6.13%, 10/1/2028(a)	852,000	895,631
		5,520,769
Health Care Technology - 0.9%
IQVIA, Inc.
5.00%, 10/15/2026(a)	519,000	536,970
5.00%, 5/15/2027(a)	190,000	198,788
		735,758
Hotels, Restaurants & Leisure - 7.4%
1011778 BC ULC
4.00%, 10/15/2030(a)	580,000	565,674
Caesars Entertainment, Inc.
6.25%, 7/1/2025(a)	645,000	682,890
8.13%, 7/1/2027(a)	584,000	636,928
Carnival Corp.
11.50%, 4/1/2023(a)	454,000	517,560
5.75%, 3/1/2027(a)	500,000	507,500
Golden Nugget, Inc.
6.75%, 10/15/2024(a)	494,000	502,339
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031(a)	497,000	503,834
3.63%, 2/15/2032(a)	224,000	220,994
KFC Holding Co.
5.25%, 6/1/2026(a)	36,000	37,215
Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	179,000	176,562
Royal Caribbean Cruises Ltd.
9.13%, 6/15/2023(a)	500,000	548,750
Scientific Games International, Inc.
5.00%, 10/15/2025(a)	609,000	625,522
8.25%, 3/15/2026(a)	131,000	138,864
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	278,000	278,228
Yum! Brands, Inc.
3.63%, 3/15/2031	328,000	315,290
		6,258,150
Household Durables - 1.8%
Newell Brands, Inc.
4.35%, 4/1/2023(d)	1,066,000	1,120,633
4.70%, 4/1/2026(d)	325,000	360,285
		1,480,918
Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp.
4.50%, 2/15/2028(a)	400,000	411,000
5.13%, 3/15/2028(a)	429,000	431,145
		842,145
Insurance - 1.6%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027(a)	408,000	421,999
HUB International Ltd.
7.00%, 5/1/2026(a)	408,000	425,095
NFP Corp.
6.88%, 8/15/2028(a)	481,000	496,719
		1,343,813
IT Services - 1.3%
Banff Merger Sub, Inc.
9.75%, 9/1/2026(a)	352,000	375,098
Black Knight InfoServ LLC
3.63%, 9/1/2028(a)	340,000	337,994

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Exela Intermediate LLC
10.00%, 7/15/2023(a)	442,000	142,545
Tempo Acquisition LLC
6.75%, 6/1/2025(a)	248,000	254,510
		1,110,147
Leisure Products - 0.9%
Mattel, Inc.
6.75%, 12/31/2025(a)	694,000	729,047

Machinery - 0.4%
Navistar International Corp.
6.63%, 11/1/2025(a)	289,000	299,837

Media - 9.4%
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	473,000	492,511
5.13%, 8/15/2027(a)	288,000	292,608
CSC Holdings LLC
5.75%, 1/15/2030(a)	590,000	629,825
4.63%, 12/1/2030(a)	650,000	647,387
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	1,000,000	707,200
6.63%, 8/15/2027(a)(b)	1,016,000	523,240
DISH DBS Corp.
7.75%, 7/1/2026	507,000	557,954
iHeartCommunications, Inc.
8.38%, 5/1/2027	346,000	366,891
Meredith Corp.
6.88%, 2/1/2026	288,000	293,858
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	444,000	468,975
4.75%, 11/1/2028(a)	340,000	347,225
Radiate Holdco LLC
6.50%, 9/15/2028(a)	178,000	186,900
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	746,000	767,448
4.13%, 7/1/2030(a)	70,000	70,700
TEGNA, Inc.
4.63%, 3/15/2028(a)	150,000	153,840
5.00%, 9/15/2029	906,000	944,505
Terrier Media Buyer, Inc.
8.88%, 12/15/2027(a)	240,000	256,950
Univision Communications, Inc.
6.63%, 6/1/2027(a)	200,000	208,500
		7,916,517
Metals & Mining - 2.2%
First Quantum Minerals Ltd.
7.25%, 4/1/2023(a)	258,000	263,238
6.88%, 10/15/2027(a)	546,000	592,410
Novelis Corp.
5.88%, 9/30/2026(a)	284,000	296,070
4.75%, 1/30/2030(a)	530,000	552,366
United States Steel Corp.
12.00%, 6/1/2025(a)	150,000	180,161
		1,884,245
Oil, Gas & Consumable Fuels - 7.4%
Cheniere Energy Partners LP
4.50%, 10/1/2029	692,000	725,735
CITGO Petroleum Corp.
7.00%, 6/15/2025(a)	150,000	154,609
Continental Resources, Inc.
5.75%, 1/15/2031(a)	708,000	800,040
CrownRock LP
5.63%, 10/15/2025(a)	455,000	459,564
Endeavor Energy Resources LP
5.75%, 1/30/2028(a)	354,000	374,178
EQM Midstream Partners LP
4.75%, 1/15/2031(a)	182,000	175,403
EQT Corp.
7.63%, 2/1/2025(d)	150,000	174,236
3.90%, 10/1/2027	400,000	416,000
Matador Resources Co.
5.88%, 9/15/2026	317,000	309,075
MEG Energy Corp.
7.13%, 2/1/2027(a)	500,000	528,015
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	165,000	171,221
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	247,000	254,731
Occidental Petroleum Corp.
2.90%, 8/15/2024	1,424,000	1,384,128
Targa Resources Partners LP
4.88%, 2/1/2031(a)	150,000	153,825
4.00%, 1/15/2032(a)	196,000	192,266
		6,273,026
Pharmaceuticals - 2.9%
Bausch Health Americas, Inc.
8.50%, 1/31/2027(a)	214,000	236,737
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	1,276,000	1,303,514
Endo Dac
6.00%, 6/30/2028(a)	418,000	367,004
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(a)	480,000	516,000
		2,423,255
Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)
5.38%, 3/15/2025(a)	429,000	440,261

Road & Rail - 0.9%
Uber Technologies, Inc.
8.00%, 11/1/2026(a)	726,000	785,082

Semiconductors & Semiconductor Equipment - 0.2%
Microchip Technology, Inc.
4.25%, 9/1/2025(a)	200,000	209,678

Software - 2.8%
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	603,000	617,761
NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	637,000	644,963
Solera LLC
10.50%, 3/1/2024(a)	594,000	614,790
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	467,000	494,576
		2,372,090
Specialty Retail - 2.3%
L Brands, Inc.
6.63%, 10/1/2030(a)	328,000	368,180
PetSmart, Inc.
7.75%, 2/15/2029(a)	403,000	432,278
Staples, Inc.
7.50%, 4/15/2026(a)	980,000	982,156

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
10.75%, 4/15/2027(a)	202,000	192,910
		1,975,524
Technology Hardware, Storage & Peripherals - 1.4%
Dell International LLC
7.13%, 6/15/2024(a)	823,000	852,118
Xerox Corp.
4.38%, 3/15/2023(d)	291,000	303,519
		1,155,637
Thrifts & Mortgage Finance - 0.6%
Quicken Loans LLC
5.25%, 1/15/2028(a)	344,000	362,937
3.88%, 3/1/2031(a)	150,000	148,875
		511,812
Trading Companies & Distributors - 3.8%
Beacon Roofing Supply, Inc.
4.88%, 11/1/2025(a)	412,000	414,886
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	970,000	933,140
Herc Holdings, Inc.
5.50%, 7/15/2027(a)	292,000	307,330
United Rentals North America, Inc.
4.88%, 1/15/2028(b)	776,000	822,925
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	652,000	705,545
		3,183,826
Wireless Telecommunication Services - 1.9%
Sprint Corp.
7.63%, 3/1/2026	359,000	440,482
T-Mobile USA, Inc.
4.75%, 2/1/2028	294,000	310,927
2.88%, 2/15/2031	902,000	885,088
		1,636,497
TOTAL CORPORATE BONDS (Cost $80,370,441)		81,123,948

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(e) - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $584,745)	584,745	584,745

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 3.8%

REPURCHASE AGREEMENTS(f) - 3.8%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,217,409
(Cost $3,217,405)	3,217,405	3,217,405
Total Investments - 100.7% (Cost $84,172,591)		84,926,098
Liabilities in excess of other assets - (0.7%)		(617,040)
Net Assets - 100.0%		84,309,058

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $716,253, collateralized in the form of cash with a value of $584,745 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $166,661 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.88%, and maturity dates ranging from March 31, 2021 – February 15, 2050; a total value of $751,406.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of February 28, 2021.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2021.
(e)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $584,745.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

High Yield-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	196	6/21/2021	USD	$26,012,875	$277,259
U.S. Treasury 2 Year Note	130	6/30/2021	USD	28,699,531	25,182
U.S. Treasury 5 Year Note	201	6/30/2021	USD	24,917,719	182,387
					$484,828

Abbreviations
USD	U.S. Dollar

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 42.9%

U.S. Treasury Inflation Linked Bonds
0.13%, 2/15/2051 (Cost $5,084,810)	5,002,200	5,083,247

SHORT-TERM INVESTMENTS - 53.3%

REPURCHASE AGREEMENTS(a) - 53.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $6,311,574
(Cost $6,311,569)	6,311,569	6,311,569

Total Investments - 96.2% (Cost $11,396,379)		11,394,816
Other assets less liabilities - 3.8%		453,513
Net Assets - 100.0%		11,848,329

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
3,675,717	1/6/2022	Citibank NA	(0.14)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)[c]	(97,801)
10,613,146	11/8/2021	Citibank NA	(0.23)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[d]	(685,108)
3,080,279	11/8/2021	Societe Generale	0.17%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	(91,338)
7,790,288	11/8/2021	Societe Generale	(0.38)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	19,637
25,159,430					(854,610)
				Total Unrealized Appreciation	19,637
				Total Unrealized Depreciation	(874,247)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.
[d]	Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_February.pdf.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.6%

Aerospace & Defense - 1.6%
Lockheed Martin Corp.
4.07%, 12/15/2042	1,275,000	1,505,964
Raytheon Technologies Corp.
6.13%, 7/15/2038	2,291,000	3,192,845
5.70%, 4/15/2040	1,595,000	2,182,289
4.50%, 6/1/2042	1,032,000	1,260,624
		8,141,722
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	1,322,000	1,905,077

Automobiles - 1.3%
Daimler Finance North America LLC
8.50%, 1/18/2031	2,016,000	3,071,679
General Motors Co.
6.25%, 10/2/2043	1,023,000	1,362,010
5.20%, 4/1/2045	1,723,000	2,034,845
		6,468,534
Banks - 26.1%
Banco Santander SA
4.25%, 4/11/2027	949,000	1,076,712
3.80%, 2/23/2028	833,000	918,728
4.38%, 4/12/2028	1,198,000	1,370,511
3.31%, 6/27/2029	3,661,000	3,981,277
3.49%, 5/28/2030	798,000	862,870
Bank of America Corp.
4.25%, 10/22/2026	2,036,000	2,326,027
6.11%, 1/29/2037	1,702,000	2,334,137
7.75%, 5/14/2038	1,996,000	3,187,175
5.88%, 2/7/2042	2,504,000	3,525,347
5.00%, 1/21/2044	633,000	819,550
Bank of America NA
6.00%, 10/15/2036	1,510,000	2,147,654
Barclays plc
5.25%, 8/17/2045	1,709,000	2,202,157
4.95%, 1/10/2047	1,120,000	1,397,984
Citigroup, Inc.
4.30%, 11/20/2026	704,000	800,129
4.45%, 9/29/2027	4,144,000	4,763,720
4.13%, 7/25/2028	2,284,000	2,578,390
8.13%, 7/15/2039	1,330,000	2,236,273
5.88%, 1/30/2042	663,000	936,092
6.68%, 9/13/2043	600,000	913,867
4.65%, 7/30/2045	622,000	770,449
4.75%, 5/18/2046	1,209,000	1,482,824
Cooperatieve Rabobank UA
5.25%, 5/24/2041	1,616,000	2,186,594
5.75%, 12/1/2043	1,191,000	1,660,122
5.25%, 8/4/2045	1,174,000	1,551,649
Fifth Third Bancorp
8.25%, 3/1/2038	1,001,000	1,645,983
HSBC Holdings plc
4.38%, 11/23/2026	2,866,000	3,235,038
4.95%, 3/31/2030	548,000	657,477
6.50%, 5/2/2036	1,716,000	2,356,178
6.50%, 9/15/2037	743,000	1,033,342
6.80%, 6/1/2038	2,213,000	3,191,701
5.25%, 3/14/2044	2,660,000	3,405,266
ING Groep NV
3.95%, 3/29/2027	1,601,000	1,810,482
4.55%, 10/2/2028	501,000	588,667
4.05%, 4/9/2029	1,586,000	1,811,972
JPMorgan Chase & Co.
4.13%, 12/15/2026	77,000	87,993
4.25%, 10/1/2027	548,000	634,344
6.40%, 5/15/2038	1,411,000	2,058,679
5.50%, 10/15/2040	1,949,000	2,661,220
5.60%, 7/15/2041	2,268,000	3,156,590
5.40%, 1/6/2042	1,804,000	2,481,620
5.63%, 8/16/2043	2,963,000	4,146,786
4.85%, 2/1/2044	104,000	135,369
Lloyds Banking Group plc
3.75%, 1/11/2027	503,000	559,186
4.38%, 3/22/2028	1,018,000	1,168,309
4.55%, 8/16/2028	1,643,000	1,920,579
4.34%, 1/9/2048	1,984,000	2,260,425
Mitsubishi UFJ Financial Group, Inc.
2.76%, 9/13/2026	1,380,000	1,476,539
3.68%, 2/22/2027	2,132,000	2,396,067
3.29%, 7/25/2027	836,000	927,530
3.96%, 3/2/2028	871,000	990,836
4.05%, 9/11/2028	2,472,000	2,841,690
3.74%, 3/7/2029	724,000	814,283
3.20%, 7/18/2029	250,000	270,529
2.05%, 7/17/2030	1,389,000	1,376,354
3.75%, 7/18/2039	2,186,000	2,439,756
Mizuho Financial Group, Inc.
2.84%, 9/13/2026	561,000	604,787
3.17%, 9/11/2027	1,813,000	1,997,873
4.02%, 3/5/2028	936,000	1,058,487
PNC Bank NA
4.05%, 7/26/2028	1,070,000	1,229,308
Sumitomo Mitsui Financial Group, Inc.
3.01%, 10/19/2026	676,000	732,029
3.45%, 1/11/2027	156,000	172,234
3.36%, 7/12/2027	1,100,000	1,210,217
3.04%, 7/16/2029	4,113,000	4,396,004
2.75%, 1/15/2030	1,274,000	1,332,906
2.13%, 7/8/2030	2,603,000	2,591,902
Wells Fargo & Co.
3.00%, 10/23/2026	1,871,000	2,026,613
4.30%, 7/22/2027	1,004,000	1,155,132
5.38%, 11/2/2043	2,418,000	3,088,986
5.61%, 1/15/2044	1,754,000	2,310,151
4.65%, 11/4/2044	216,000	255,198
3.90%, 5/1/2045	1,910,000	2,186,234
4.90%, 11/17/2045	528,000	648,942
4.40%, 6/14/2046	559,000	648,895
Wells Fargo Bank NA
6.60%, 1/15/2038	1,619,000	2,340,562
Westpac Banking Corp.
3.35%, 3/8/2027	1,027,000	1,145,188
3.40%, 1/25/2028	917,000	1,011,799
4.42%, 7/24/2039	960,000	1,128,598
2.96%, 11/16/2040	901,000	883,198
		134,726,271
Beverages - 3.5%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	988,000	1,213,760
3.75%, 7/15/2042	1,533,000	1,608,446

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Coca-Cola Co. (The)
2.25%, 9/1/2026	2,780,000	2,950,842
3.38%, 3/25/2027	128,000	142,795
1.45%, 6/1/2027	617,000	618,343
1.00%, 3/15/2028	1,244,000	1,198,948
2.13%, 9/6/2029	2,424,000	2,476,193
3.45%, 3/25/2030	1,510,000	1,694,423
1.65%, 6/1/2030	330,000	321,810
2.50%, 6/1/2040	2,152,000	2,076,550
2.60%, 6/1/2050	1,350,000	1,255,573
2.50%, 3/15/2051	1,673,000	1,522,320
Molson Coors Beverage Co.
5.00%, 5/1/2042	926,000	1,099,637
		18,179,640
Biotechnology - 0.6%
AbbVie, Inc.
4.40%, 11/6/2042	2,582,000	3,049,076

Capital Markets - 6.6%
Credit Suisse Group AG
4.88%, 5/15/2045	1,775,000	2,255,837
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	664,000	909,896
6.75%, 10/1/2037	6,601,000	9,557,837
6.25%, 2/1/2041	1,962,000	2,857,626
5.15%, 5/22/2045	631,000	822,610
Jefferies Group LLC
4.15%, 1/23/2030	1,048,000	1,181,110
Morgan Stanley
4.35%, 9/8/2026	2,773,000	3,177,443
3.63%, 1/20/2027	926,000	1,035,595
3.95%, 4/23/2027	1,481,000	1,667,748
6.38%, 7/24/2042	878,000	1,319,492
4.30%, 1/27/2045	2,211,000	2,683,573
4.38%, 1/22/2047	3,514,000	4,317,148
Nomura Holdings, Inc.
3.10%, 1/16/2030	1,939,000	2,024,107
2.68%, 7/16/2030	520,000	528,683
		34,338,705
Chemicals - 0.2%
Dow Chemical Co. (The)
7.38%, 11/1/2029	876,000	1,218,022

Communications Equipment - 1.0%
Cisco Systems, Inc.
5.90%, 2/15/2039	2,224,000	3,218,833
5.50%, 1/15/2040	1,531,000	2,144,732
		5,363,565
Consumer Finance - 0.9%
Ally Financial, Inc.
8.00%, 11/1/2031	1,878,000	2,674,799
American Express Co.
4.05%, 12/3/2042	941,000	1,101,111
Toyota Motor Credit Corp.
3.38%, 4/1/2030	840,000	928,472
		4,704,382
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	2,005,000	2,513,671
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	6,603,000	7,483,921
Shell International Finance BV
2.50%, 9/12/2026	1,258,000	1,338,626
4.13%, 5/11/2035	1,710,000	1,996,083
6.38%, 12/15/2038	1,682,000	2,429,224
5.50%, 3/25/2040	1,344,000	1,825,187
4.55%, 8/12/2043	877,000	1,054,024
4.38%, 5/11/2045	2,603,000	3,082,739
4.00%, 5/10/2046	1,641,000	1,833,206
3.75%, 9/12/2046	1,437,000	1,554,854
		25,111,535
Diversified Telecommunication Services - 4.9%
AT&T, Inc.
5.35%, 9/1/2040	1,324,000	1,656,448
Telefonica Emisiones SA
4.10%, 3/8/2027	1,603,000	1,810,862
7.05%, 6/20/2036	1,773,000	2,526,615
5.21%, 3/8/2047	834,000	997,970
4.90%, 3/6/2048	2,999,000	3,451,461
Verizon Communications, Inc.
4.13%, 3/16/2027	2,506,000	2,879,212
4.33%, 9/21/2028	882,000	1,021,753
4.50%, 8/10/2033	2,179,000	2,581,345
4.27%, 1/15/2036	1,370,000	1,582,397
5.25%, 3/16/2037	795,000	1,015,002
4.86%, 8/21/2046	1,248,000	1,530,840
4.52%, 9/15/2048	2,968,000	3,479,453
4.67%, 3/15/2055	455,000	545,100
		25,078,458
Electric Utilities - 0.5%
Duke Energy Florida LLC
6.40%, 6/15/2038	996,000	1,446,873
Georgia Power Co.
4.30%, 3/15/2042	1,126,000	1,308,251
		2,755,124
Electrical Equipment - 0.2%
Eaton Corp.
4.15%, 11/2/2042	865,000	1,016,627

Energy Equipment & Services - 0.6%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	1,422,000	1,784,035
Halliburton Co.
7.45%, 9/15/2039	871,000	1,229,344
		3,013,379
Entertainment - 2.1%
NBCUniversal Media LLC
4.45%, 1/15/2043	1,317,000	1,590,962
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027(a)	1,516,000	1,657,251
4.13%, 6/1/2044	1,214,000	1,397,854
Walt Disney Co. (The)
2.20%, 1/13/2028	1,600,000	1,653,196
3.80%, 3/22/2030	1,360,000	1,549,005
2.65%, 1/13/2031	521,000	542,788
6.65%, 11/15/2037	1,585,000	2,325,604
		10,716,660
Equity Real Estate Investment Trusts (REITs) - 0.3%
Weyerhaeuser Co.
7.38%, 3/15/2032	1,109,000	1,598,329

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Food & Staples Retailing - 0.8%
Walmart, Inc.
5.25%, 9/1/2035	1,080,000	1,473,809
6.50%, 8/15/2037	1,924,000	2,904,871
		4,378,680
Food Products - 0.8%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	2,501,000	2,913,901
Unilever Capital Corp.
5.90%, 11/15/2032	843,000	1,168,292
		4,082,193
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.
4.38%, 3/15/2035	2,290,000	2,857,826
4.63%, 3/15/2045	1,309,000	1,697,938
		4,555,764
Health Care Providers & Services - 2.3%
Anthem, Inc.
4.65%, 1/15/2043	1,002,000	1,224,926
Ascension Health
3.95%, 11/15/2046	905,000	1,075,607
UnitedHealth Group, Inc.
3.85%, 6/15/2028	1,266,000	1,442,629
2.88%, 8/15/2029	404,000	434,438
2.00%, 5/15/2030	648,000	645,386
4.63%, 7/15/2035	2,259,000	2,829,914
6.88%, 2/15/2038	1,182,000	1,815,868
4.75%, 7/15/2045	1,876,000	2,390,305
		11,859,073
Household Products - 0.5%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	2,100,000	2,293,062
1.20%, 10/29/2030	360,000	340,725
		2,633,787
Industrial Conglomerates - 1.4%
General Electric Co.
6.75%, 3/15/2032	1,697,000	2,280,399
5.88%, 1/14/2038	760,000	989,962
6.88%, 1/10/2039	1,588,000	2,248,408
4.50%, 3/11/2044	1,356,000	1,536,986
		7,055,755
Insurance - 1.2%
AXA SA
8.60%, 12/15/2030	1,173,000	1,821,867
MetLife, Inc.
5.70%, 6/15/2035	1,244,000	1,734,945
4.88%, 11/13/2043	214,000	279,060
4.05%, 3/1/2045	1,447,000	1,699,621
Prudential plc
3.13%, 4/14/2030	797,000	865,276
		6,400,769
IT Services - 2.1%
International Business Machines Corp.
3.50%, 5/15/2029	3,200,000	3,516,512
4.15%, 5/15/2039	2,435,000	2,840,710
4.00%, 6/20/2042	2,814,000	3,252,581
4.25%, 5/15/2049	1,160,000	1,361,005
		10,970,808
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	1,628,000	1,876,825

Media - 3.7%
Comcast Corp.
4.25%, 1/15/2033	1,838,000	2,189,515
6.50%, 11/15/2035	1,284,000	1,855,072
4.65%, 7/15/2042	853,000	1,056,996
4.75%, 3/1/2044	2,341,000	2,941,736
Time Warner Cable LLC
6.55%, 5/1/2037	621,000	838,603
7.30%, 7/1/2038	1,433,000	2,021,934
6.75%, 6/15/2039	1,330,000	1,818,916
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	1,875,000	2,782,169
ViacomCBS, Inc.
6.88%, 4/30/2036	1,089,000	1,531,263
4.38%, 3/15/2043	1,668,000	1,867,097
		18,903,301
Metals & Mining - 3.0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042	2,148,000	2,563,286
5.00%, 9/30/2043	1,320,000	1,775,451
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	1,457,000	1,943,941
Southern Copper Corp.
6.75%, 4/16/2040	539,000	760,340
5.25%, 11/8/2042	1,013,000	1,259,959
5.88%, 4/23/2045	2,174,000	2,917,165
Vale Overseas Ltd.
6.88%, 11/21/2036	1,520,000	2,068,157
6.88%, 11/10/2039	1,801,000	2,474,142
		15,762,441
Multiline Retail - 0.2%
Target Corp.
4.00%, 7/1/2042	1,021,000	1,256,473

Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	1,274,000	1,769,139

Oil, Gas & Consumable Fuels - 6.0%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	1,281,000	1,648,361
Cenovus Energy, Inc.
6.75%, 11/15/2039	1,101,000	1,418,568
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	1,757,000	1,969,698
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	1,101,000	1,463,361
ConocoPhillips
6.50%, 2/1/2039	1,770,000	2,577,637
ConocoPhillips Co.
6.95%, 4/15/2029	2,836,000	3,863,763
Ecopetrol SA
5.88%, 5/28/2045	1,864,000	2,014,667
Hess Corp.
5.60%, 2/15/2041	1,583,000	1,883,061
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	660,000	897,043
Kinder Morgan, Inc.
7.75%, 1/15/2032	1,376,000	1,975,998
Phillips 66
5.88%, 5/1/2042	1,577,000	2,110,366

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Suncor Energy, Inc.
6.50%, 6/15/2038	1,109,000	1,500,718
Total Capital SA
3.88%, 10/11/2028	1,067,000	1,213,933
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	1,683,000	2,238,571
7.63%, 1/15/2039	500,000	741,391
Valero Energy Corp.
6.63%, 6/15/2037	1,282,000	1,679,708
Williams Cos., Inc. (The)
6.30%, 4/15/2040	1,264,000	1,642,647
		30,839,491
Pharmaceuticals - 5.7%
AstraZeneca plc
6.45%, 9/15/2037	2,678,000	3,901,342
4.00%, 9/18/2042	1,427,000	1,629,038
4.38%, 11/16/2045	1,011,000	1,213,536
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	1,729,000	1,991,447
6.38%, 5/15/2038	2,605,000	3,909,409
Johnson & Johnson
5.95%, 8/15/2037	878,000	1,273,407
Merck & Co., Inc.
4.15%, 5/18/2043	1,208,000	1,448,621
Novartis Capital Corp.
4.40%, 5/6/2044	1,657,000	2,068,613
Pfizer, Inc.
3.00%, 12/15/2026	1,125,000	1,240,880
4.00%, 12/15/2036	508,000	609,229
7.20%, 3/15/2039	3,807,000	6,115,930
4.40%, 5/15/2044	30,000	36,829
4.13%, 12/15/2046	1,312,000	1,566,076
Wyeth LLC
5.95%, 4/1/2037	1,758,000	2,494,614
		29,498,971
Software - 1.2%
Oracle Corp.
6.50%, 4/15/2038	2,413,000	3,542,813
6.13%, 7/8/2039	1,023,000	1,450,333
5.38%, 7/15/2040	949,000	1,250,102
		6,243,248
Specialty Retail - 0.9%
Home Depot, Inc. (The)
5.88%, 12/16/2036	3,144,000	4,478,577

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.
3.85%, 5/4/2043	3,678,000	4,246,699
4.45%, 5/6/2044	1,645,000	2,054,592
3.45%, 2/9/2045	1,345,000	1,450,261
4.38%, 5/13/2045	891,000	1,095,575
HP, Inc.
6.00%, 9/15/2041	1,567,000	2,005,789
		10,852,916
Tobacco - 1.2%
Altria Group, Inc.
5.38%, 1/31/2044	2,306,000	2,762,991
Philip Morris International, Inc.
6.38%, 5/16/2038	2,270,000	3,230,339
4.25%, 11/10/2044	321,000	365,498
		6,358,828
Wireless Telecommunication Services - 4.2%
America Movil SAB de CV
6.38%, 3/1/2035	638,000	905,525
6.13%, 3/30/2040	2,108,000	2,918,544
4.38%, 7/16/2042	1,296,000	1,495,556
Telefonica Europe BV
8.25%, 9/15/2030	1,057,000	1,539,633
Vodafone Group plc
4.38%, 5/30/2028	2,518,000	2,936,359
6.15%, 2/27/2037	1,010,000	1,374,398
5.00%, 5/30/2038	2,076,000	2,552,639
5.25%, 5/30/2048	3,581,000	4,564,140
4.88%, 6/19/2049	1,390,000	1,685,619
4.25%, 9/17/2050	1,640,000	1,817,094
		21,789,507
TOTAL CORPORATE BONDS (Cost $481,625,348)		488,951,652

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(b) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $981,120)	981,120	981,120

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 2.1%

REPURCHASE AGREEMENTS(c) - 2.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $10,719,149
(Cost $10,719,142)	10,719,142	10,719,142

Total Investments - 96.9% (Cost $493,325,610)		500,651,914
Other assets less liabilities - 3.1%		16,059,866
Net Assets - 100.0%		516,711,780

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $957,620, collateralized in the form of cash with a value of $981,120 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $981,120.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Investment Grade-Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1,037	6/21/2021	USD	$137,629,344	$1,682,582
U.S. Treasury Long Bond	1,842	6/21/2021	USD	293,280,937	2,593,386
U.S. Treasury Ultra Bond	343	6/21/2021	USD	64,848,438	175,980
					$4,451,948

Abbreviations
USD	U.S. Dollar

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 28, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
WTI Crude Oil	1,344	4/20/2021	USD	$82,293,120	$4,795,969

Abbreviations
USD	U.S. Dollar

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.3%

Aerospace & Defense - 2.0%
Boeing Co. (The)*	9,715	2,059,677
General Dynamics Corp.	4,169	681,507
Huntington Ingalls Industries, Inc.	6,096	1,072,347
L3Harris Technologies, Inc.	8,102	1,473,835
Lockheed Martin Corp.	5,641	1,862,940
Northrop Grumman Corp.	3,150	918,729
Textron, Inc.	7,805	392,904
		8,461,939
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	1,840	167,164
FedEx Corp.	7,098	1,806,441
United Parcel Service, Inc., Class B	10,394	1,640,485
		3,614,090
Airlines - 0.1%
Alaska Air Group, Inc.*	8,345	542,592

Auto Components - 0.2%
BorgWarner, Inc.	15,982	719,190

Automobiles - 1.9%
Ford Motor Co.*	146,430	1,713,231
General Motors Co.	29,403	1,509,256
Tesla, Inc.*	7,326	4,948,713
		8,171,200
Banks - 3.8%
Bank of America Corp.	34,621	1,201,695
Citigroup, Inc.	9,273	610,905
Fifth Third Bancorp	43,788	1,519,006
Huntington Bancshares, Inc.	86,974	1,334,181
JPMorgan Chase & Co.	20,220	2,975,777
KeyCorp	59,092	1,190,113
People’s United Financial, Inc.	85,625	1,536,113
PNC Financial Services Group, Inc. (The)	7,567	1,273,980
Regions Financial Corp.	74,641	1,539,844
Truist Financial Corp.	31,592	1,799,480
Wells Fargo & Co.	41,374	1,496,498
		16,477,592
Beverages - 1.0%
Coca-Cola Co. (The)	16,822	824,110
Constellation Brands, Inc., Class A	6,753	1,446,087
Molson Coors Beverage Co., Class B	10,177	452,368
Monster Beverage Corp.*	5,668	497,310
PepsiCo, Inc.	7,198	929,910
		4,149,785
Biotechnology - 2.2%
AbbVie, Inc.	15,965	1,720,069
Alexion Pharmaceuticals, Inc.*	6,694	1,022,509
Amgen, Inc.	2,713	610,208
Biogen, Inc.*	3,839	1,047,586
Gilead Sciences, Inc.	8,427	517,418
Incyte Corp.*	13,109	1,031,154
Regeneron Pharmaceuticals, Inc.*	3,602	1,622,953
Vertex Pharmaceuticals, Inc.*	7,865	1,671,706
		9,243,603
Building Products - 0.4%
Fortune Brands Home & Security, Inc.	4,739	394,000
Masco Corp.	23,718	1,262,272
		1,656,272
Capital Markets - 1.8%
Cboe Global Markets, Inc.	15,166	1,500,827
Franklin Resources, Inc.	48,910	1,279,975
Invesco Ltd.	56,440	1,265,385
MarketAxess Holdings, Inc.	2,498	1,388,738
Nasdaq, Inc.	9,585	1,325,510
S&P Global, Inc.	1,870	615,903
T. Rowe Price Group, Inc.	2,179	353,303
		7,729,641
Chemicals - 1.5%
Air Products and Chemicals, Inc.	3,372	861,951
Celanese Corp.	1,232	171,137
CF Industries Holdings, Inc.	14,986	678,566
Corteva, Inc.	35,683	1,611,087
FMC Corp.	12,093	1,229,737
Linde plc	720	175,874
Mosaic Co. (The)	26,539	780,247
PPG Industries, Inc.	1,283	172,974
Sherwin-Williams Co. (The)	1,373	934,107
		6,615,680
Commercial Services & Supplies - 0.3%
Copart, Inc.*	11,601	1,266,365

Communications Equipment - 0.3%
Cisco Systems, Inc.	15,122	678,524
Motorola Solutions, Inc.	3,627	636,466
		1,314,990
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc.	10,205	1,174,392
Quanta Services, Inc.	18,058	1,514,163
		2,688,555
Consumer Finance - 0.4%
Capital One Financial Corp.	8,626	1,036,759
Synchrony Financial	15,783	610,486
		1,647,245
Containers & Packaging - 0.6%
International Paper Co.	25,099	1,246,166
Sealed Air Corp.	12,197	511,054
Westrock Co.	14,675	639,683
		2,396,903
Distributors - 0.4%
LKQ Corp.*	32,255	1,270,525
Pool Corp.	1,308	437,879
		1,708,404
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B*	13,423	3,228,366

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	28,884	805,574
Lumen Technologies, Inc.	111,589	1,371,429
Verizon Communications, Inc.	20,233	1,118,885
		3,295,888
Electric Utilities - 1.6%
Alliant Energy Corp.	4,828	222,860
Edison International	25,344	1,368,323
Entergy Corp.	12,007	1,042,328
Exelon Corp.	31,625	1,220,725
FirstEnergy Corp.	43,027	1,425,915
NextEra Energy, Inc.	3,671	269,745
NRG Energy, Inc.	31,881	1,163,975
		6,713,871

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Electrical Equipment - 0.4%
AMETEK, Inc.	11,448	1,350,520
Emerson Electric Co.	6,884	591,336
		1,941,856
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	10,084	1,267,357
Keysight Technologies, Inc.*	5,678	803,550
Vontier Corp.*	24,834	779,788
		2,850,695
Energy Equipment & Services - 0.2%
Technip Energies NV, ADR*	13,084	165,774
TechnipFMC plc	101,085	830,919
		996,693
Entertainment - 1.5%
Activision Blizzard, Inc.	7,617	728,261
Electronic Arts, Inc.	3,817	511,364
Netflix, Inc.*	4,182	2,253,471
Take-Two Interactive Software, Inc.*	5,120	944,435
Walt Disney Co. (The)*	10,581	2,000,232
		6,437,763
Equity Real Estate Investment Trusts (REITs) - 3.8%
Alexandria Real Estate Equities, Inc.	8,309	1,326,864
AvalonBay Communities, Inc.	5,914	1,039,385
Duke Realty Corp.	26,366	1,034,865
Extra Space Storage, Inc.	6,669	838,293
Healthpeak Properties, Inc.	37,373	1,087,181
Iron Mountain, Inc.	25,299	880,152
Kimco Realty Corp.	33,832	620,141
Mid-America Apartment Communities, Inc.	10,428	1,404,964
Prologis, Inc.	15,065	1,492,490
SBA Communications Corp.	4,755	1,213,143
SL Green Realty Corp.	17,052	1,177,782
UDR, Inc.	33,310	1,371,373
Ventas, Inc.	3,643	192,715
Welltower, Inc.	19,699	1,337,562
Weyerhaeuser Co.	43,425	1,470,805
		16,487,715
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	1,293	427,983
Kroger Co. (The)	44,635	1,437,693
Walgreens Boots Alliance, Inc.	29,504	1,414,127
Walmart, Inc.	21,073	2,737,804
		6,017,607
Food Products - 1.7%
Campbell Soup Co.	28,710	1,305,731
Conagra Brands, Inc.	20,575	698,110
General Mills, Inc.	10,417	573,039
Hershey Co. (The)	7,401	1,077,956
J M Smucker Co. (The)	10,177	1,139,824
Kellogg Co.	19,216	1,108,955
Tyson Foods, Inc., Class A	21,193	1,434,130
		7,337,745
Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	7,104	850,917
Align Technology, Inc.*	1,093	619,851
Baxter International, Inc.	15,802	1,227,657
Becton Dickinson and Co.	4,318	1,041,286
Danaher Corp.	10,923	2,399,455
DENTSPLY SIRONA, Inc.	17,344	920,446
DexCom, Inc.*	3,742	1,488,493
Edwards Lifesciences Corp.*	1,842	153,070
Hologic, Inc.*	18,523	1,335,323
IDEXX Laboratories, Inc.*	3,262	1,696,795
Medtronic plc	2,558	299,209
ResMed, Inc.	7,507	1,447,200
Teleflex, Inc.	1,507	599,967
West Pharmaceutical Services, Inc.	5,068	1,422,334
		15,502,003
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	12,863	1,301,993
Anthem, Inc.	1,723	522,396
Cardinal Health, Inc.	14,077	725,247
Centene Corp.*	9,394	549,925
CVS Health Corp.	27,750	1,890,607
DaVita, Inc.*	7,200	735,336
HCA Healthcare, Inc.	7,002	1,204,554
Humana, Inc.	3,725	1,414,196
McKesson Corp.	6,596	1,118,154
UnitedHealth Group, Inc.	5,308	1,763,424
Universal Health Services, Inc., Class B*	1,436	179,974
		11,405,806
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc.*	1,066	1,537,172
Darden Restaurants, Inc.	11,131	1,528,620
Domino’s Pizza, Inc.	2,869	994,137
Hilton Worldwide Holdings, Inc.*	6,796	840,529
Marriott International, Inc., Class A*	7,979	1,181,450
McDonald’s Corp.	6,419	1,323,213
MGM Resorts International	18,248	689,592
Starbucks Corp.	9,887	1,068,093
Yum! Brands, Inc.	13,707	1,419,086
		10,581,892
Household Durables - 1.3%
DR Horton, Inc.	18,589	1,428,936
Garmin Ltd.	3,808	472,268
Lennar Corp., Class A	16,216	1,345,442
PulteGroup, Inc.	28,363	1,279,455
Whirlpool Corp.	4,563	867,335
		5,393,436
Household Products - 1.2%
Church & Dwight Co., Inc.	14,464	1,139,040
Clorox Co. (The)	7,251	1,312,794
Colgate-Palmolive Co.	3,876	291,475
Kimberly-Clark Corp.	1,909	244,982
Procter & Gamble Co. (The)	18,713	2,311,617
		5,299,908
Industrial Conglomerates - 0.7%
3M Co.	1,341	234,755
General Electric Co.	197,053	2,471,045
Honeywell International, Inc.	1,128	228,251
		2,934,051
Insurance - 4.7%
Allstate Corp. (The)	13,557	1,445,176
American International Group, Inc.	24,638	1,082,840
Aon plc, Class A	6,628	1,509,262
Arthur J Gallagher & Co.	11,436	1,370,033
Assurant, Inc.	9,395	1,157,652
Everest Re Group Ltd.	5,345	1,292,475
Globe Life, Inc.	12,003	1,121,080
Hartford Financial Services Group, Inc. (The)	23,993	1,216,205

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	4,740	269,564
Loews Corp.	24,905	1,190,708
MetLife, Inc.	30,105	1,734,048
Principal Financial Group, Inc.	10,938	618,872
Progressive Corp. (The)	12,398	1,065,608
Prudential Financial, Inc.	19,292	1,673,002
Unum Group	51,238	1,356,782
W R Berkley Corp.	18,497	1,282,397
Willis Towers Watson plc	4,085	901,315
		20,287,019
Interactive Media & Services - 3.3%
Alphabet, Inc., Class A*	2,262	4,573,560
Alphabet, Inc., Class C*	2,167	4,413,876
Facebook, Inc., Class A*	20,593	5,305,169
		14,292,605
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	3,821	11,818,086
eBay, Inc.	26,718	1,507,430
Etsy, Inc.*	6,872	1,513,695
		14,839,211
IT Services - 3.8%
Accenture plc, Class A	5,712	1,433,141
Akamai Technologies, Inc.*	2,948	278,586
Automatic Data Processing, Inc.	6,519	1,134,436
Broadridge Financial Solutions, Inc.	9,907	1,411,649
DXC Technology Co.	45,992	1,159,918
Gartner, Inc.*	6,374	1,141,201
Jack Henry & Associates, Inc.	6,409	951,352
Leidos Holdings, Inc.	12,503	1,105,890
Mastercard, Inc., Class A	4,944	1,749,435
PayPal Holdings, Inc.*	6,819	1,771,917
VeriSign, Inc.*	5,112	991,881
Visa, Inc., Class A	10,713	2,275,334
Western Union Co. (The)	46,399	1,077,385
		16,482,125
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	1,763	215,210
Bio-Rad Laboratories, Inc., Class A*	2,228	1,302,266
IQVIA Holdings, Inc.*	7,313	1,409,873
Mettler-Toledo International, Inc.*	441	492,178
PerkinElmer, Inc.	9,713	1,224,712
Thermo Fisher Scientific, Inc.	1,411	635,063
		5,279,302
Machinery - 2.2%
Dover Corp.	11,729	1,445,716
Flowserve Corp.	32,194	1,191,178
IDEX Corp.	6,348	1,238,939
Ingersoll Rand, Inc.*	18,903	875,965
Otis Worldwide Corp.	7,279	463,745
Parker-Hannifin Corp.	5,383	1,544,706
Pentair plc	23,233	1,299,422
Snap-on, Inc.	7,238	1,470,110
		9,529,781
Media - 2.7%
Charter Communications, Inc., Class A*	3,387	2,077,654
Comcast Corp., Class A	28,193	1,486,335
Discovery, Inc., Class A*	12,290	651,739
Discovery, Inc., Class C*	35,877	1,614,465
DISH Network Corp., Class A*	40,102	1,263,614
Fox Corp., Class A	36,129	1,203,457
Fox Corp., Class B	7,321	233,759
Interpublic Group of Cos., Inc. (The)	51,036	1,333,060
News Corp., Class A	44,407	1,041,344
Omnicom Group, Inc.	2,517	172,993
ViacomCBS, Inc.(b)	6,822	439,951
		11,518,371
Metals & Mining - 0.8%
Freeport-McMoRan, Inc.*	54,242	1,839,346
Newmont Corp.	29,100	1,582,458
		3,421,804
Multiline Retail - 1.0%
Dollar General Corp.	7,369	1,392,667
Dollar Tree, Inc.*	8,829	867,008
Target Corp.	11,042	2,025,545
		4,285,220
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	51,607	1,003,240
DTE Energy Co.	11,041	1,299,747
WEC Energy Group, Inc.	8,071	650,845
		2,953,832
Oil, Gas & Consumable Fuels - 3.1%
Apache Corp.	9,950	196,314
Cabot Oil & Gas Corp.	8,936	165,405
Chevron Corp.	18,386	1,838,600
Devon Energy Corp.	69,975	1,507,262
Diamondback Energy, Inc.	9,359	648,392
EOG Resources, Inc.	12,519	808,227
Exxon Mobil Corp.	59,758	3,249,042
HollyFrontier Corp.	18,214	689,946
ONEOK, Inc.	9,741	431,429
Phillips 66	10,102	838,971
Pioneer Natural Resources Co.	6,199	920,985
Valero Energy Corp.	8,766	674,807
Williams Cos., Inc. (The)	52,604	1,201,475
		13,170,855
Pharmaceuticals - 2.7%
Bristol-Myers Squibb Co.	39,583	2,427,625
Catalent, Inc.*	10,456	1,188,952
Eli Lilly and Co.	1,323	271,069
Johnson & Johnson	17,624	2,792,699
Merck & Co., Inc.	17,890	1,299,172
Perrigo Co. plc	18,043	728,216
Pfizer, Inc.	26,371	883,165
Viatris, Inc.*	15,145	224,903
Zoetis, Inc.	11,168	1,733,720
		11,549,521
Professional Services - 0.3%
Equifax, Inc.	7,046	1,140,606
Robert Half International, Inc.	3,350	260,597
		1,401,203
Real Estate Management & Development - 0.4%
CBRE Group, Inc., Class A*	21,895	1,658,984

Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	8,744	1,284,231
Norfolk Southern Corp.	7,064	1,780,552
Union Pacific Corp.	1,300	267,748
		3,332,531
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc.*	24,224	2,047,170
Applied Materials, Inc.	20,777	2,455,634
Broadcom, Inc.	1,229	577,470

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Intel Corp.	61,029	3,709,343
KLA Corp.	1,929	600,062
Lam Research Corp.	1,890	1,071,989
Micron Technology, Inc.*	22,797	2,086,609
NVIDIA Corp.	4,407	2,417,592
Qorvo, Inc.*	8,668	1,514,560
QUALCOMM, Inc.	18,518	2,521,967
Skyworks Solutions, Inc.	7,860	1,397,665
Teradyne, Inc.	9,622	1,237,485
Texas Instruments, Inc.	1,719	296,132
		21,933,678
Software - 7.8%
Adobe, Inc.*	3,738	1,718,246
Autodesk, Inc.*	6,121	1,689,396
Cadence Design Systems, Inc.*	11,959	1,687,295
Citrix Systems, Inc.	9,015	1,204,224
Fortinet, Inc.*	9,186	1,551,056
Intuit, Inc.	1,830	713,956
Microsoft Corp.	73,050	16,975,359
NortonLifeLock, Inc.	24,274	473,586
Oracle Corp.	11,519	743,091
salesforce.com, Inc.*	10,358	2,242,507
ServiceNow, Inc.*	4,012	2,140,242
Synopsys, Inc.*	5,016	1,229,973
Tyler Technologies, Inc.*	2,185	1,012,573
		33,381,504
Specialty Retail - 1.8%
Best Buy Co., Inc.	10,450	1,048,658
CarMax, Inc.*	11,597	1,385,957
Home Depot, Inc. (The)	6,310	1,630,125
L Brands, Inc.*	7,859	429,573
Lowe’s Cos., Inc.	8,051	1,286,147
Ross Stores, Inc.	5,680	662,515
TJX Cos., Inc. (The)	2,428	160,224
Tractor Supply Co.	8,375	1,331,290
		7,934,489
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	145,183	17,604,890
HP, Inc.	60,080	1,740,518
Seagate Technology plc	4,543	332,684
		19,678,092
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	50,427	892,054
NIKE, Inc., Class B	3,581	482,647
Ralph Lauren Corp.	1,419	166,136
		1,540,837
Tobacco - 0.0%(c)
Philip Morris International, Inc.	1,852	155,605

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	9,132	1,095,566

TOTAL COMMON STOCKS (Cost $327,451,690)		404,551,476

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.4%

REPURCHASE AGREEMENTS(d) - 6.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $27,257,826
(Cost $27,257,804)	27,257,804	27,257,804

Total Investments - 100.7% (Cost $354,709,494)		431,809,280
Liabilities in excess of other assets - (0.7%)		(2,921,936)
Net Assets - 100.0%		428,887,344

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,300,875.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $327,222, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $324,474. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(54,041,415)	1/6/2022	Goldman Sachs International	(0.19)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(4,220,636)
(15,857,935)	11/7/2022	Societe Generale	0.08%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(672,609)
106,356,117	11/7/2022	Societe Generale	0.82%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	2,818,132
(66,083,511)	11/8/2021	UBS AG	(0.22)%	Credit Suisse 130/30 Large Cap Index (short portion)[c]	(5,629,397)
53,922,826	11/8/2021	UBS AG	0.67%	Credit Suisse 130/30 Large Cap Index (long portion)[d]	4,018,910
24,296,082					(3,685,600)
				Total Unrealized Appreciation	6,837,042
				Total Unrealized Depreciation	(10,522,642)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_February.pdf
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 98.1%

Internet & Direct Marketing Retail - 98.1%
1-800-Flowers.com, Inc., Class A*(b)	75,372	2,131,520
Alibaba Group Holding Ltd., ADR*	104,564	24,861,137
Amazon.com, Inc.*	17,054	52,746,828
Baozun, Inc., ADR*	18,918	868,904
Chewy, Inc., Class A*	93,049	9,450,056
Dada Nexus Ltd., ADR*	58,055	2,058,630
eBay, Inc.	166,448	9,390,996
Etsy, Inc.*	48,469	10,676,267
Farfetch Ltd., Class A*	73,814	4,862,866
Fiverr International Ltd.*	8,908	2,404,893
Groupon, Inc.*	59,184	2,568,586
Grubhub, Inc.*	155,171	9,941,806
JD.com, Inc., ADR*	49,817	4,676,322
Magnite, Inc.*	193,757	9,468,905
MercadoLibre, Inc.*	2,790	4,570,327
Overstock.com, Inc.*	87,844	5,900,481
PetMed Express, Inc.	41,639	1,445,290
Pinduoduo, Inc., ADR*	26,371	4,513,660
Quotient Technology, Inc.*	190,166	2,552,028
Qurate Retail, Inc., Series A	819,157	10,173,930
RealReal, Inc. (The)*	183,435	4,684,930
Shutterstock, Inc.(b)	74,474	6,570,841
Stamps.com, Inc.*	37,490	6,820,556
Stitch Fix, Inc., Class A*	129,208	9,859,862
Vipshop Holdings Ltd., ADR*	136,061	5,077,796
Wayfair, Inc., Class A*	38,855	11,228,318

TOTAL COMMON STOCKS (Cost $139,264,427)		219,505,735

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $77,614)	77,614	77,614

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 16.2%

REPURCHASE AGREEMENTS(e) - 16.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $36,390,825
(Cost $36,390,794)	36,390,794	36,390,794

Total Investments - 114.3% (Cost $175,732,835)		255,974,143
Liabilities in excess of other assets - (14.3%)		(32,018,742)
Net Assets - 100.0%		223,955,401

*	Non-income producing security.

(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $77,064,112.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $77,147, collateralized in the form of cash with a value of $77,614 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $77,614.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Long Online /Short Stores ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Swap Agreements

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(108,156,457)	11/8/2021	Credit Suisse International	(0.22)%	Solactive-ProShares Bricks and Mortar Retail Store Index	(39,245,401)
1,558,849	11/8/2021	Credit Suisse International	0.67%	ProShares Online Retail Index	4,925,778
(1,481,652)	11/8/2021	Goldman Sachs International	1.31%	Solactive-ProShares Bricks and Mortar Retail Store Index	(363,390)
1,450,321	11/8/2021	Goldman Sachs International	0.59%	ProShares Online Retail Index	1,369,175
(2,351,588)	11/8/2021	Societe Generale	2.33%	Solactive-ProShares Bricks and Mortar Retail Store Index	(2,217,912)
1,325,350	11/7/2022	Societe Generale	(0.73)%	ProShares Online Retail Index	185,250
(107,655,177)					(35,346,500)
				Total Unrealized Appreciation	6,480,203
				Total Unrealized Depreciation	(41,826,703)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.3%
REPURCHASE AGREEMENTS(a) - 92.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $4,394,338
(Cost $4,394,336)	4,394,336	4,394,336

Total Investments - 92.3% (Cost $4,394,336)		4,394,336
Other assets less liabilities - 7.7%		365,865
Net Assets - 100.0%		4,760,201

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 28, 2021:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee ‘C’	2	5/18/2021	USD	$103,125	$8,807
Copper	1	5/26/2021	USD	102,313	13,160
Corn	4	7/14/2021	USD	107,000	23,089
Cotton No. 2	3	5/6/2021	USD	133,245	9,232
E-Mini Crude Oil	1	5/19/2021	USD	30,370	7,105
E-Mini Euro	4	3/15/2021	USD	302,050	(1,188)
Foreign Exchange AUD/USD	2	3/15/2021	USD	154,210	5,405
Foreign Exchange CAD/USD	3	3/16/2021	USD	236,085	1,528
Foreign Exchange CHF/USD	3	3/15/2021	USD	412,650	(8,257)
Foreign Exchange GBP/USD	2	3/15/2021	USD	174,325	6,645
Gold	2	4/28/2021	USD	110,643	(9,660)
Lean Hogs	3	4/15/2021	USD	104,580	20,932
Live Cattle	3	4/30/2021	USD	144,000	4,382
NY Harbor ULSD	1	11/30/2021	USD	76,562	15,105
RBOB Gasoline	1	3/31/2021	USD	81,921	8,226
Silver	2	5/26/2021	USD	52,880	262
Soybean	2	5/14/2021	USD	140,425	4,490
Sugar No. 11	6	4/30/2021	USD	110,544	7,308
Wheat	4	12/14/2021	USD	130,000	7,414
					$123,985

Futures Contracts Sold
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	6	5/13/2021	USD	$156,240	$(8,347)
E-Mini Natural Gas	13	3/26/2021	USD	90,058	1,652
Foreign Exchange JPY/USD	4	3/15/2021	USD	468,925	5,663
U.S. Treasury 10 Year Note	7	6/21/2021	USD	929,031	20,193
U.S. Treasury Long Bond	2	6/21/2021	USD	318,438	11,872
					$31,033
					$155,018

Abbreviations
USD	U.S. Dollar

Merger ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 90.7%

Aerospace & Defense - 4.4%
Aerojet Rocketdyne Holdings, Inc.*	16,221	831,651
Cubic Corp.	12,572	873,125
		1,704,776
Auto Components - 2.3%
Cooper Tire & Rubber Co.	15,400	881,496

Banks - 8.6%
CIT Group, Inc.	31,820	1,443,037
People’s United Financial, Inc.	46,650	836,901
TCF Financial Corp.	23,008	1,031,219
		3,311,157
Beverages - 2.5%
Coca-Cola Amatil Ltd.	93,833	966,755

Biotechnology - 4.4%
Alexion Pharmaceuticals, Inc.*	5,424	828,516
Viela Bio, Inc.*	16,426	873,863
		1,702,379
Capital Markets - 2.2%
Waddell & Reed Financial, Inc., Class A	33,190	832,737

Commercial Services & Supplies - 2.2%
G4S plc*	247,725	837,977

Construction Materials - 2.2%
Forterra, Inc.*	37,000	860,990

Consumer Finance - 2.4%
Hitachi Capital Corp.	34,159	921,952

Electric Utilities - 2.1%
PNM Resources, Inc.	16,884	810,601

Electronic Equipment, Instruments & Components - 5.0%
Coherent, Inc.*	4,372	1,057,761
FLIR Systems, Inc.	16,457	878,804
		1,936,565
Entertainment - 2.2%
Glu Mobile, Inc.*	68,816	858,824

Health Care Equipment & Supplies - 2.2%
Varian Medical Systems, Inc.*	4,757	833,759

Health Care Providers & Services - 2.2%
Magellan Health, Inc.*	9,206	859,104

Health Care Technology - 4.4%
Change Healthcare, Inc.*	36,429	833,131
HMS Holdings Corp.*	23,363	859,408
		1,692,539
Hotels, Restaurants & Leisure - 2.3%
William Hill plc*	231,811	873,927

Insurance - 2.3%
RSA Insurance Group plc	93,517	879,964

Internet & Direct Marketing Retail - 2.2%
Grubhub, Inc.*	13,108	839,830

IT Services - 6.9%
Cardtronics plc, Class A*	23,988	924,737
NIC, Inc.	25,349	879,864
Perspecta, Inc.	29,958	874,774
		2,679,375
Life Sciences Tools & Services - 2.2%
PRA Health Sciences, Inc.*	5,750	847,608

Pharmaceuticals - 2.2%
GW Pharmaceuticals plc, ADR*	4,054	868,570

Professional Services - 2.0%
IHS Markit Ltd.	8,504	766,721

Semiconductors & Semiconductor Equipment - 9.9%
Dialog Semiconductor plc*	11,110	863,267
Inphi Corp.*	5,964	981,615
Maxim Integrated Products, Inc.	11,819	1,101,176
Xilinx, Inc.	6,747	879,134
		3,825,192
Software - 6.5%
Pluralsight, Inc., Class A*	42,083	866,489
RealPage, Inc.*	9,753	846,365
Slack Technologies, Inc., Class A*	19,814	810,987
		2,523,841
Specialty Retail - 4.9%
Shimachu Co. Ltd.*(a)	21,063	1,084,815
Sportsman’s Warehouse Holdings, Inc.*	47,955	812,358
		1,897,173
TOTAL COMMON STOCKS (Cost $34,843,744)		35,013,812

MASTER LIMITED PARTNERSHIPS - 2.1%

Oil, Gas & Consumable Fuels - 2.1%
TC PipeLines LP (Cost $832,819)	27,843	810,788

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 9.6%

REPURCHASE AGREEMENTS(b) - 9.6%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,687,625
(Cost $3,687,623)	3,687,623	3,687,623

Total Investments - 102.4% (Cost $39,364,186)		39,512,223
Liabilities in excess of other assets - (2.4%)		(936,241)
Net Assets - 100.0%		38,575,982

Merger ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $15,451, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.13%, and maturity dates ranging from June 10, 2021 – November 15, 2028; a total value of $16,521.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt

Merger ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of February 28, 2021:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	04/13/21	260,000	$(202,618)	$204,323	$1,705
U.S. Dollar vs. Euro	Goldman Sachs International	04/13/21	2,729,000	(3,291,711)	3,296,157	4,446
U.S. Dollar vs. British Pound	Goldman Sachs International	04/13/21	9,646,000	(13,258,533)	13,442,184	183,651
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	04/13/21	(5,755,000)	4,440,514	(4,428,933)	11,581
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	04/13/21	(260,000)	204,911	(204,323)	588
U.S. Dollar vs. Euro	Goldman Sachs International	04/13/21	(1,052,000)	1,282,367	(1,270,633)	11,734
U.S. Dollar vs. British Pound	Goldman Sachs International	04/13/21	(46,000)	64,480	(64,103)	377
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	04/13/21	(996,730,000)	9,484,660	(9,355,497)	129,163
Total Unrealized Appreciation						$343,245
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	04/13/21	4,500,000	$(3,470,049)	$3,463,110	$(6,939)
U.S. Dollar vs. Euro	Goldman Sachs International	04/13/21	904,000	(1,098,802)	1,091,875	(6,927)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	04/13/21	782,180,000	(7,438,954)	7,341,690	(97,264)
U.S. Dollar vs. Euro	Goldman Sachs International	04/13/21	(3,305,000)	3,986,481	(3,991,865)	(5,384)
U.S. Dollar vs. British Pound	Goldman Sachs International	04/13/21	(11,525,000)	15,826,359	(16,060,664)	(234,305)
Total Unrealized Depreciation						$(350,819)
Total Net Unrealized Depreciation						$(7,574)

Swap Agreements
Merger ETF had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(8,010)	11/9/2021	Citibank NA	0.61%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(3,297)
7,908	11/9/2021	Citibank NA	0.54%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	1,969
(16,134,447)	11/9/2021	Societe Generale	0.58%	S&P Merger Arbitrage Index (short exposure to Acquirers)[c]	(574,987)
11,685,565	11/9/2021	Societe Generale	0.57%	S&P Merger Arbitrage Index (long exposure to Targets)[d]	35,378
(4,448,984)					(540,937)
				Total Unrealized Appreciation	37,347
				Total Unrealized Depreciation	(578,284)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_February.pdf.
[d]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

United States	73.9%
United Kingdom	9.0%
Japan	5.2%
Australia	2.5%
Germany	2.2%
Other[a]	7.2%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Morningstar Alternatives Solution ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 99.8%

ProShares DJ Brookfield Global Infrastructure ETF(a)	21,451	874,235
ProShares Global Listed Private Equity ETF(a)	36,897	1,265,383
ProShares Hedge Replication ETF(a)(b)	44,608	2,309,579
ProShares Inflation Expectations ETF(a)	56,130	1,596,618
ProShares Managed Futures Strategy ETF(a)(b)	12,325	510,748
ProShares Merger ETF*(a)	47,721	1,891,899
ProShares RAFITM Long/Short(a)	19,320	615,535
TOTAL EXCHANGE TRADED FUNDS (Cost $8,413,700)		9,063,997

SECURITIES LENDING REINVESTMENTS(c) - 8.0%

INVESTMENT COMPANIES - 8.0%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $724,862)	724,862	724,862

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $22,832
(Cost $22,832)	22,832	22,832

Total Investments - 108.1% (Cost $9,161,394)		9,811,691
Liabilities in excess of other assets - (8.1%)		(738,301)
Net Assets - 100.0%		9,073,390

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $707,979, collateralized in the form of cash with a value of $724,862 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(c)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $724,862.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Morningstar Alternatives Solution ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investment in a company which was affiliated for the period ending February 28, 2021, was as follows:

Exchange Traded Funds	Value May 31, 2020	Purchases at Cost	Sales at Value	Shares February 28, 2021	Value February 28, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$793,764	$711,066	$621,392	21,451	$874,235	$15,503	$10,476	$(24,706)
ProShares Global Listed Private Equity ETF	534,647	1,031,970	449,112	36,897	1,265,383	220,357	15,091	(72,479)
ProShares Hedge Replication ETF	1,732,309	640,153	295,970	44,608	2,309,579	228,615	—	4,472
ProShares Inflation Expectations ETF	479,084	1,032,083	56,642	56,130	1,596,618	148,582	7,413	(6,489)
ProShares Managed Futures Strategy ETF	735,673	980,095	1,250,259	12,325	510,748	31,445	—	13,794
ProShares Merger ETF	1,800,432	654,666	662,966	47,721	1,891,899	81,242	—	18,525
ProShares RAFITM Long/Short	806,364	398,373	589,912	19,320	615,535	87,251	7,948	(86,541)
	$6,882,273	$5,448,406	$3,926,253	238,452	$9,063,997	$812,995	$40,928	$(153,424)

MSCI EAFE Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.4%

Aerospace & Defense - 1.5%
BAE Systems plc	278,235	1,882,373

Air Freight & Logistics - 1.5%
DSV PANALPINA A/S	10,198	1,884,372

Beverages - 1.4%
Diageo plc	44,435	1,747,254

Building Products - 1.4%
Geberit AG (Registered)	3,015	1,785,754

Capital Markets - 1.4%
Partners Group Holding AG	1,483	1,786,382

Chemicals - 8.3%
BASF SE	22,961	1,887,639
Croda International plc	20,178	1,740,046
EMS-Chemie Holding AG (Registered)	1,865	1,658,373
FUCHS PETROLUB SE (Preference)	31,619	1,740,110
Novozymes A/S, Class B*	28,460	1,769,038
Symrise AG	14,961	1,756,403
		10,551,609
Diversified Financial Services - 4.1%
Groupe Bruxelles Lambert SA	18,198	1,814,810
Sofina SA	5,223	1,740,241
Tokyo Century Corp.	25,102	1,635,141
		5,190,192
Diversified Telecommunication Services - 1.4%
Telenor ASA	112,422	1,829,534

Electric Utilities - 2.9%
CK Infrastructure Holdings Ltd.	337,908	1,958,009
Red Electrica Corp. SA	105,625	1,777,599
		3,735,608
Electronic Equipment, Instruments & Components - 1.3%
Halma plc	52,934	1,677,739

Equity Real Estate Investment Trusts (REITs) - 5.9%
Daiwa House REIT Investment Corp.(a)	667	1,750,452
Japan Metropolitan Fund Investment Corp.(a)	1,777	1,756,318
Klepierre SA	84,077	1,995,130
Link REIT	212,021	2,000,675
		7,502,575
Food & Staples Retailing - 4.2%
Koninklijke Ahold Delhaize NV	65,201	1,728,439
Sundrug Co. Ltd.	49,272	1,849,897
Welcia Holdings Co. Ltd.(a)	54,989	1,757,439
		5,335,775
Food Products - 4.2%
Chocoladefabriken Lindt & Spruengli AG, Class PC	205	1,726,637
Kerry Group plc, Class A	14,954	1,814,209
Nestle SA (Registered)	16,733	1,755,921
		5,296,767
Gas Utilities - 4.5%
APA Group	255,771	1,839,587
Enagas SA	88,231	1,859,701
Hong Kong & China Gas Co. Ltd.(a)	1,310,381	1,976,378
		5,675,666
Health Care Equipment & Supplies - 4.0%
Coloplast A/S, Class B	11,229	1,720,756
DiaSorin SpA	8,336	1,643,202
GN Store Nord A/S	21,047	1,779,612
		5,143,570
Health Care Providers & Services - 5.6%
Alfresa Holdings Corp.	91,228	1,758,798
Fresenius Medical Care AG & Co. KGaA	25,215	1,755,558
Fresenius SE & Co. KGaA	42,838	1,842,766
Ryman Healthcare Ltd.	169,050	1,800,723
		7,157,845
Household Durables - 2.7%
Rinnai Corp.	17,294	1,749,853
Sekisui Chemical Co. Ltd.	97,530	1,734,741
		3,484,594
Household Products - 1.3%
Unicharm Corp.	40,683	1,609,907

Industrial Conglomerates - 1.5%
Jardine Strategic Holdings Ltd.	74,162	1,919,313

Insurance - 1.4%
Legal & General Group plc	495,398	1,795,953

IT Services - 2.7%
Bechtle AG	9,081	1,722,820
Otsuka Corp.	37,138	1,725,484
		3,448,304
Machinery - 4.2%
Kurita Water Industries Ltd.	46,132	1,866,237
Spirax-Sarco Engineering plc	11,342	1,698,312
Techtronic Industries Co. Ltd.	111,945	1,708,610
		5,273,159
Multiline Retail - 1.4%
Pan Pacific International Holdings Corp.	73,562	1,722,707

Oil, Gas & Consumable Fuels - 1.5%
Washington H Soul Pattinson & Co. Ltd.(a)	82,135	1,900,037

Personal Products - 1.3%
Kobayashi Pharmaceutical Co. Ltd.	17,901	1,690,295

Pharmaceuticals - 7.0%
Novartis AG (Registered)	20,567	1,776,355
Novo Nordisk A/S, Class B	25,168	1,799,196
Roche Holding AG	5,383	1,771,639
Sanofi	19,910	1,831,840
UCB SA	17,843	1,785,472
		8,964,502
Professional Services - 5.4%
Intertek Group plc	23,016	1,723,489
Nihon M&A Center, Inc.	31,497	1,717,642
RELX plc	72,510	1,715,794

MSCI EAFE Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Wolters Kluwer NV	22,008	1,754,530
		6,911,455
Road & Rail - 1.5%
MTR Corp. Ltd.	322,600	1,935,845

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	3,108	1,755,528

Software - 4.0%
AVEVA Group plc	34,568	1,640,787
Dassault Systemes SE	8,214	1,713,870
SAP SE	14,341	1,776,569
		5,131,226
Specialty Retail - 4.2%
Hikari Tsushin, Inc.	8,959	1,773,468
Nitori Holdings Co. Ltd.	9,403	1,754,127
USS Co. Ltd.	97,435	1,851,027
		5,378,622
Trading Companies & Distributors - 2.9%
Ashtead Group plc	34,392	1,865,638
Bunzl plc	57,628	1,802,344
		3,667,982
Wireless Telecommunication Services - 1.4%
KDDI Corp.	58,564	1,808,481

TOTAL COMMON STOCKS
(Cost $111,944,567)		126,580,925

SECURITIES LENDING REINVESTMENTS(b) -4.7%

INVESTMENT COMPANIES - 4.7%
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $5,979,857)	5,979,857	5,979,857

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $252,589
(Cost $252,589)	252,589	252,589

Total Investments - 104.3%
(Cost $118,177,013)	132,813,371
Liabilities in excess of other assets - (4.3%)	(5,457,223)
Net Assets - 100.0%	127,356,148

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $4,564,837, collateralized in the form of cash with a value of $5,979,857 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $35,482 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 3.13%, and maturity dates ranging from June 10, 2021– May 15, 2047; a total value of $6,015,339.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $5,979,857.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI EAFE Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

Japan	24.7%
United Kingdom	15.2%
Germany	9.8%
Switzerland	9.6%
Hong Kong	7.5%
Denmark	7.0%
France	4.4%
Belgium	4.2%
Netherlands	4.1%
Australia	2.9%
Spain	2.9%
China	1.6%
Norway	1.4%
Ireland	1.4%
New Zealand	1.4%
Italy	1.3%
Other[a]	0.6%
100.0%
a	Includes any non-equity securities and net other assets (liabilities).

MSCI Emerging Markets Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 95.6%

Banks - 7.6%
Bancolombia SA, ADR	11,627	388,923
Bank Central Asia Tbk. PT	166,369	391,972
Bank Rakyat Indonesia Persero Tbk. PT*	1,236,187	408,879
E.Sun Financial Holding Co. Ltd.	481,417	436,434
		1,626,208
Chemicals - 5.3%
Asian Paints Ltd.	12,301	381,191
Berger Paints India Ltd.	39,682	367,120
Pidilite Industries Ltd.	16,846	386,494
		1,134,805
Construction & Engineering - 2.1%
China Railway Group Ltd., Class H	861,654	455,464

Construction Materials - 1.8%
Shree Cement Ltd.*	1,054	380,116

Consumer Finance - 3.6%
Bajaj Finance Ltd.	5,233	374,923
Krungthai Card PCL	183,330	386,310
		761,233
Diversified Financial Services - 2.0%
Chailease Holding Co. Ltd.	70,745	436,878

Electronic Equipment, Instruments & Components - 1.7%
Luxshare Precision Industry Co. Ltd., Class A	50,500	363,506

Food Products - 3.7%
Britannia Industries Ltd.	8,892	407,028
Indofood CBP Sukses Makmur Tbk. PT	654,163	393,922
		800,950
Gas Utilities - 3.9%
China Gas Holdings Ltd.	109,133	439,687
China Resources Gas Group Ltd.	80,249	400,911
		840,598
Health Care Providers & Services - 5.9%
Bangkok Dusit Medical Services PCL, Class F	602,244	401,696
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	143,800	455,663
Sinopharm Group Co. Ltd., Class H	170,593	399,406
		1,256,765
Household Durables - 1.8%
Suofeiya Home Collection Co. Ltd., Class A	72,500	379,110

Household Products - 1.9%
Hindustan Unilever Ltd.	13,725	398,209

Insurance - 7.7%
New China Life Insurance Co. Ltd., Class H	106,954	408,156
People’s Insurance Co. Group of China Ltd. (The), Class H	1,306,492	405,939
Ping An Insurance Group Co. of China Ltd., Class H	35,513	436,332
Sanlam Ltd.	95,858	385,047
		1,635,474
Interactive Media & Services - 1.7%
Tencent Holdings Ltd.	4,314	368,471

Internet & Direct Marketing Retail - 1.8%
Naspers Ltd., Class N	1,637	380,599

IT Services - 3.7%
Infosys Ltd., ADR	23,502	402,354
Tata Consultancy Services Ltd.	9,695	381,850
		784,204
Media - 2.1%
China South Publishing & Media Group Co. Ltd., Class A	290,606	446,705

Metals & Mining - 1.7%
Polymetal International plc	18,465	365,687

Oil, Gas & Consumable Fuels - 2.6%
LUKOIL PJSC, ADR	5,290	394,105
Rosneft Oil Co. PJSC, GDR(a)	24,855	171,847
		565,952
Personal Products - 1.9%
Marico Ltd.	73,648	398,432

Pharmaceuticals - 5.0%
China Medical System Holdings Ltd.	231,221	361,299
Yuhan Corp.	6,868	379,009
Yunnan Baiyao Group Co. Ltd., Class A	16,600	336,137
		1,076,445
Real Estate Management & Development - 13.8%
Aldar Properties PJSC	421,193	417,393
Ayala Land, Inc.	498,734	401,392
China Fortune Land Development Co. Ltd., Class A	281,761	369,866
China Overseas Land & Investment Ltd.	173,541	439,421
China Vanke Co. Ltd., Class H	106,599	452,154
CIFI Holdings Group Co. Ltd.	452,672	428,951
Longfor Group Holdings Ltd.(a)	76,070	451,137
		2,960,314
Road & Rail - 1.6%
Localiza Rent a Car SA*	33,328	344,924

Specialty Retail - 1.5%
China Tourism Group Duty Free Corp. Ltd., Class A	6,900	328,882

Textiles, Apparel & Luxury Goods - 1.7%
Shenzhou International Group
Holdings Ltd.	17,382	361,021

Tobacco - 1.8%
ITC Ltd.	138,101	383,097

Transportation Infrastructure - 1.9%
International Container Terminal Services, Inc.	163,392	403,765

MSCI Emerging Markets Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Water Utilities - 2.0%
Guangdong Investment Ltd.	238,072	426,025

Wireless Telecommunication Services - 1.8%
America Movil SAB de CV, Series L	599,503	383,698

TOTAL COMMON STOCKS
(Cost $18,235,753)		20,447,537

EXCHANGE TRADED FUNDS - 3.8%

iShares MSCI Kuwait
ETF
(Cost $773,741)	29,157	816,104

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.3%

REPURCHASE AGREEMENTS(b) - 3.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $700,900
(Cost $700,900)	700,900	700,900

Total Investments - 102.7%
(Cost $19,710,394)	21,964,541
Liabilities in excess of other assets - (2.7%)	(575,302)
Net Assets - 100.0%	21,389,239

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

MSCI Emerging Markets Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

China	41.7%
India	19.9%
Indonesia	5.6%
Russia	4.3%
Taiwan	4.1%
United States	3.8%
Philippines	3.8%
Thailand	3.7%
South Africa	3.6%
United Arab Emirates	1.9%
Colombia	1.8%
Mexico	1.8%
South Korea	1.8%
Brazil	1.6%
Other[a]	0.6%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Europe Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 2.4%
BAE Systems plc	29,793	201,562

Air Freight & Logistics - 2.4%
DSV PANALPINA A/S	1,092	201,778

Beverages - 2.2%
Diageo plc	4,758	187,092

Building Products - 2.3%
Geberit AG (Registered)	323	191,310

Capital Markets - 2.3%
Partners Group Holding AG	159	191,527

Chemicals - 13.4%
BASF SE	2,459	202,156
Croda International plc	2,161	186,353
EMS-Chemie Holding AG (Registered)	200	177,842
FUCHS PETROLUB SE (Preference)	3,386	186,344
Novozymes A/S, Class B*	3,047	189,398
Symrise AG	1,602	188,073
		1,130,166
Diversified Financial Services - 4.5%
Groupe Bruxelles Lambert SA	1,949	194,366
Sofina SA	559	186,252
		380,618
Diversified Telecommunication Services - 2.3%
Telenor ASA	12,038	195,904

Electric Utilities - 2.3%
Red Electrica Corp. SA	11,310	190,340

Electronic Equipment, Instruments & Components - 2.1%
Halma plc	5,668	179,647

Equity Real Estate Investment Trusts (REITs) - 2.5%
Klepierre SA	9,003	213,639

Food & Staples Retailing - 2.2%
Koninklijke Ahold Delhaize NV	6,982	185,089

Food Products - 6.7%
Chocoladefabriken Lindt & Spruengli AG, Class PC	22	185,298
Kerry Group plc, Class A	1,601	194,232
Nestle SA (Registered)	1,792	188,048
		567,578
Gas Utilities - 2.4%
Enagas SA	9,448	199,141

Health Care Equipment & Supplies - 6.5%
Coloplast A/S, Class B	1,202	184,197
DiaSorin SpA	893	176,029
GN Store Nord A/S	2,254	190,585
		550,811
Health Care Providers & Services - 4.6%
Fresenius Medical Care AG & Co. KGaA	2,700	187,984
Fresenius SE & Co. KGaA	4,587	197,319
		385,303
Insurance - 2.3%
Legal & General Group plc	53,046	192,306

IT Services - 2.2%
Bechtle AG	972	184,405

Machinery - 2.2%
Spirax-Sarco Engineering plc	1,214	181,780

Pharmaceuticals - 11.4%
Novartis AG (Registered)	2,202	190,185
Novo Nordisk A/S, Class B	2,695	192,659
Roche Holding AG	576	189,572
Sanofi	2,132	196,157
UCB SA	1,911	191,225
		959,798
Professional Services - 6.6%
Intertek Group plc	2,464	184,510
RELX plc	7,764	183,718
Wolters Kluwer NV	2,357	187,906
		556,134
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	333	188,092

Software - 6.5%
AVEVA Group plc	3,701	175,670
Dassault Systemes SE	880	183,614
SAP SE	1,536	190,280
		549,564
Trading Companies & Distributors - 4.7%
Ashtead Group plc	3,683	199,789
Bunzl plc	6,171	193,001
		392,790
TOTAL COMMON STOCKS
(Cost $7,320,429)		8,356,374

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $25,708
(Cost $25,708)	25,708	25,708

Total Investments - 99.5%
(Cost $7,346,137)		8,382,082
Other assets less liabilities - 0.5%		43,137
Net Assets - 100.0%		8,425,219

MSCI Europe Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

MSCI Europe Dividend Growers ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

United Kingdom	24.5%
Germany	15.9%
Switzerland	15.6%
Denmark	11.4%
France	7.0%
Belgium	6.8%
Netherlands	6.7%
Spain	4.6%
Norway	2.3%
Ireland	2.3%
Italy	2.1%
Other[a]	0.8%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%
Auto Components - 0.1%
Visteon Corp.*	348	44,255

Biotechnology - 7.6%
Allogene Therapeutics, Inc.*	1,899	65,914
Alnylam Pharmaceuticals, Inc.*	4,784	708,510
Bluebird Bio, Inc.*	1,351	42,016
CRISPR Therapeutics AG*	583	73,277
Editas Medicine, Inc.*	2,156	94,562
Emergent BioSolutions, Inc.*	2,095	201,120
Inovio Pharmaceuticals, Inc.*	4,884	54,212
Invitae Corp.*	1,351	54,216
Mirati Therapeutics, Inc.*	281	56,459
Moderna, Inc.*	1,890	292,591
Novavax, Inc.*	2,670	617,384
Seagen, Inc.*	833	125,875
Twist Bioscience Corp.*	607	83,547
Ultragenyx Pharmaceutical, Inc.*	522	73,884
Veracyte, Inc.*	1,342	77,917
		2,621,484
Chemicals - 10.6%
Chr Hansen Holding A/S*	2,866	245,902
Corteva, Inc.	16,802	758,610
FMC Corp.	5,296	538,550
Givaudan SA (Registered)	157	591,479
International Flavors & Fragrances, Inc.	3,990	540,685
Scotts Miracle-Gro Co. (The)	1,956	416,922
Symrise AG	4,720	550,812
		3,642,960
Communications Equipment - 0.8%
Cisco Systems, Inc.	6,069	272,316

Consumer Finance - 0.2%
Zip Co. Ltd.*	8,583	68,683

Diversified Telecommunication Services - 0.1%
Cogent Communications Holdings, Inc.	609	36,449

Electronic Equipment, Instruments & Components - 0.1%
Cognex Corp.	516	42,616

Entertainment - 8.9%
Activision Blizzard, Inc.	7,735	739,543
Electronic Arts, Inc.	2,918	390,925
Embracer Group AB*	5,971	161,227
Netflix, Inc.*	1,312	706,971
Nintendo Co. Ltd.	1,071	650,566
Take-Two Interactive Software, Inc.*	731	134,840
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	28,200	122,884
Zynga, Inc., Class A*	14,773	164,719
		3,071,675
Equity Real Estate Investment Trusts (REITs) - 0.2%
Equinix, Inc.	128	82,987

Food Products - 3.9%
Beyond Meat, Inc.*	1,162	169,048
Hain Celestial Group, Inc. (The)*	1,958	82,588
Kerry Group plc, Class A	4,367	526,637
McCormick & Co., Inc. (Non-Voting)	6,807	573,694
		1,351,967
Health Care Equipment & Supplies - 11.4%
Abbott Laboratories	5,518	660,946
DexCom, Inc.*	656	260,944
Edwards Lifesciences Corp.*	4,241	352,427
Globus Medical, Inc., Class A*	1,117	69,813
ICU Medical, Inc.*	327	67,852
Integra LifeSciences Holdings Corp.*	1,124	76,814
Intuitive Surgical, Inc.*	801	590,177
Masimo Corp.*	355	89,009
Medtronic plc	5,617	657,020
Neogen Corp.*	2,474	202,670
Nevro Corp.*	377	62,273
Quidel Corp.*	325	53,385
Shockwave Medical, Inc.*	667	77,879
Stryker Corp.	2,151	522,026
Tandem Diabetes Care, Inc.*	649	62,298
Teleflex, Inc.	319	127,000
		3,932,533
Health Care Technology - 1.3%
Cerner Corp.	2,086	144,226
HMS Holdings Corp.*	2,030	74,674
Teladoc Health, Inc.*	776	171,566
Veeva Systems, Inc., Class A*	193	54,061
		444,527
Interactive Media & Services - 7.7%
Alphabet, Inc., Class C*	316	643,648
Baidu, Inc., ADR*	389	110,266
Facebook, Inc., Class A*	2,247	578,872
Pinterest, Inc., Class A*	4,663	375,745
REA Group Ltd.	1,151	121,155
SINA Corp.*	2,707	116,861
Tencent Holdings Ltd.	8,167	697,566
		2,644,113
Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd., ADR*	2,433	578,470
Amazon.com, Inc.*	201	621,679
B2W Cia Digital*	8,583	125,585
eBay, Inc.	7,063	398,495
Grubhub, Inc.*	4,307	275,950
Meituan*(a)	15,259	668,870
Pinduoduo, Inc., ADR*	3,849	658,795
		3,327,844
IT Services - 5.7%
Accenture plc, Class A	591	148,282
Euronet Worldwide, Inc.*	292	43,891
GDS Holdings Ltd., ADR*	411	41,988
International Business Machines Corp.	701	83,370
Kingsoft Cloud Holdings Ltd., ADR*	989	58,232
Mastercard, Inc., Class A	1,284	454,343
Okta, Inc.*	167	43,662
PayPal Holdings, Inc.*	1,604	416,799
Square, Inc., Class A*	539	123,986
VeriSign, Inc.*	193	37,448

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Visa, Inc., Class A	2,430	516,108
		1,968,109
Life Sciences Tools & Services - 3.7%
10X Genomics, Inc., Class A*	457	81,342
Bio-Techne Corp.	260	94,039
Medpace Holdings, Inc.*	517	83,976
NanoString Technologies, Inc.*	1,376	96,031
Pacific Biosciences of California, Inc.*	4,020	122,892
QIAGEN NV*	1,575	77,913
Thermo Fisher Scientific, Inc.	1,037	466,733
Wuxi Biologics Cayman, Inc.*(a)	20,828	257,918
		1,280,844
Machinery - 2.7%
Bucher Industries AG (Registered)	185	89,282
Deere & Co.	2,426	846,965
		936,247
Media - 0.4%
Nordic Entertainment Group AB, Class B*	2,771	125,950

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	7,103	435,627
Johnson & Johnson	4,168	660,462
Oneness Biotech Co. Ltd.*	7,942	74,280
Roche Holding AG	1,829	599,077
		1,769,446
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	1,356	114,596
Ambarella, Inc.*	616	69,294
Intel Corp.	2,316	140,767
MaxLinear, Inc.*	1,381	54,922
MediaTek, Inc.	2,174	69,936
Micron Technology, Inc.*	1,600	146,448
NVIDIA Corp.	893	489,882
QUALCOMM, Inc.	971	132,241
Synaptics, Inc.*	478	64,066
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,059	385,250
		1,667,402
Software - 12.4%
8x8, Inc.*	1,999	68,386
Adobe, Inc.*	1,363	626,530
ANSYS, Inc.*	866	295,297
Avast plc(a)	6,466	41,619
BlackBerry Ltd.*	7,235	73,169
Check Point Software Technologies Ltd.*	319	35,166
Cloudera, Inc.*	3,443	55,570
Cloudflare, Inc., Class A*	582	43,050
Coupa Software, Inc.*	130	45,014
Crowdstrike Holdings, Inc., Class A*	288	62,208
CyberArk Software Ltd.*	354	51,978
Dropbox, Inc., Class A*	2,021	45,563
FireEye, Inc.*	2,563	49,517
Fortinet, Inc.*	322	54,370
HubSpot, Inc.*	448	230,720
InterDigital, Inc.	614	38,909
Kingsoft Corp. Ltd.	20,950	146,933
Lightspeed POS, Inc.*	939	64,297
Microsoft Corp.	2,888	671,113
Mimecast Ltd.*	862	36,963
NortonLifeLock, Inc.	1,966	38,357
Nutanix, Inc., Class A*	1,413	42,793
Oracle Corp.	2,157	139,148
Palo Alto Networks, Inc.*	134	48,013
Paylocity Holding Corp.*	199	38,047
Proofpoint, Inc.*	380	45,950
PTC, Inc.*	384	52,585
Q2 Holdings, Inc.*	354	43,145
Qualys, Inc.*	416	40,419
salesforce.com, Inc.*	1,312	284,048
Sangfor Technologies, Inc., Class A	1,100	45,175
SAP SE	1,189	146,414
ServiceNow, Inc.*	282	150,436
Tenable Holdings, Inc.*	1,088	44,510
Trade Desk, Inc. (The), Class A*	62	49,934
VMware, Inc., Class A*	259	35,796
Weimob, Inc.*(a)	26,062	75,769
Workday, Inc., Class A*	256	62,766
Zoom Video Communications, Inc., Class A*	252	94,150
Zscaler, Inc.*	286	58,639
		4,272,466
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	5,227	633,826
Samsung Electronics Co. Ltd., GDR(a)	109	201,650
		835,476
TOTAL COMMON STOCKS
(Cost $32,986,004)		34,440,349

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $117,760
(Cost $117,760)	117,760	117,760

Total Investments - 100.0%
(Cost $33,103,764)		34,558,109
Liabilities in excess of other assets - 0.0%		(10,287)
Net Assets - 100.0%		34,547,822

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

MSCI Transformational Changes ETF
Schedule of Portfolio Investments
February 28, 2021 (Unaudited)

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

United States	74.6%
China	10.4%
Switzerland	3.7%
Germany	2.2%
Japan	1.9%
Taiwan	1.5%
Ireland	1.5%
Sweden	0.8%
Denmark	0.7%
South Korea	0.6%
Australia	0.6%
Canada	0.4%
Brazil	0.4%
Israel	0.3%
United Kingdom	0.1%
Other[a]	0.3%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

Online Retail ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Internet & Direct Marketing Retail - 100.0%
1-800-Flowers.com, Inc., Class A*(a)	426,591	12,063,994
Alibaba Group Holding Ltd., ADR*	591,848	140,717,781
Amazon.com, Inc.*	96,529	298,557,440
Baozun, Inc., ADR*	107,101	4,919,149
Chewy, Inc., Class A*	526,596	53,481,090
Dada Nexus Ltd., ADR*	328,555	11,650,560
eBay, Inc.	942,031	53,149,389
Etsy, Inc.*	274,320	60,424,466
Farfetch Ltd., Class A*	417,739	27,520,645
Fiverr International Ltd.*	50,413	13,609,998
Groupon, Inc.*	334,966	14,537,524
Grubhub, Inc.*	878,396	56,278,832
JD.com, Inc., ADR*	281,947	26,466,365
Magnite, Inc.*	1,096,332	53,577,745
MercadoLibre, Inc.*	15,795	25,873,947
Overstock.com, Inc.*	497,172	33,395,043
PetMed Express, Inc.(a)	235,664	8,179,897
Pinduoduo, Inc., ADR*	149,237	25,543,405
Quotient Technology, Inc.*	1,076,313	14,444,120
Qurate Retail, Inc., Series A	4,636,617	57,586,783
RealReal, Inc. (The)*	1,038,201	26,515,654
Shutterstock, Inc.	421,502	37,189,121
Stamps.com, Inc.*	212,179	38,601,726
Stitch Fix, Inc., Class A*	731,512	55,821,681
Vipshop Holdings Ltd., ADR*	769,927	28,733,676
Wayfair, Inc., Class A*	219,932	63,555,949

TOTAL COMMON STOCKS (Cost $1,037,619,008)		1,242,395,980

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $17,984)	17,984	17,984

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,076,789
(Cost $1,076,788)	1,076,788	1,076,788

Total Investments - 100.1% (Cost $1,038,713,780)		1,243,490,752
Liabilities in excess of other assets - (0.1%)		(1,005,486)
Net Assets - 100.0%		1,242,485,266

Online Retail ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $892,537, collateralized in the form of cash with a value of $17,984 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $946,143 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 1.38% – 2.75%, and maturity dates ranging from March 31, 2022 – May 15, 2029; a total value of $964,127.

(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $17,984.

(c)	Represents less than 0.05% of net assets.

(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Distributors - 0.0%(a)
Arata Corp.	2,193	92,168

Food Products - 17.2%
Freshpet, Inc.*	167,768	26,151,676
General Mills, Inc.	99,956	5,498,579
J M Smucker Co. (The)	18,151	2,032,912
Nestle SA (Registered)	115,303	12,041,758
		45,724,925
Health Care Equipment & Supplies - 13.5%
Heska Corp.*	44,162	8,320,121
IDEXX Laboratories, Inc.*	53,197	27,671,483
		35,991,604
Health Care Providers & Services - 9.5%
Covetrus, Inc.*	330,907	12,296,504
CVS Group plc*	352,267	8,338,325
Patterson Cos., Inc.	13,995	434,685
PetIQ, Inc.*	125,041	4,310,163
		25,379,677
Household Products - 7.1%
Central Garden & Pet Co., Class A*	198,654	8,246,127
Colgate-Palmolive Co.	140,169	10,540,709
		18,786,836
Insurance - 5.6%
Anicom Holdings, Inc.	351,246	3,357,753
Trupanion, Inc.*	120,754	11,684,157
		15,041,910
Internet & Direct Marketing Retail - 14.1%
Boqii Holding Ltd., ADR*	319,121	2,256,186
Chewy, Inc., Class A*	243,856	24,766,015
PetMed Express, Inc.	98,207	3,408,765
zooplus AG*	29,237	7,125,732
		37,556,698
Pharmaceuticals - 25.1%
Dechra Pharmaceuticals plc	416,002	19,879,388
Elanco Animal Health, Inc.*	74,125	2,435,748
Merck & Co., Inc.	173,660	12,611,189
Virbac SA*	20,851	5,094,449
Zoetis, Inc.	173,615	26,951,993
		66,972,767
Specialty Retail - 7.8%
Petco Health & Wellness Co., Inc.*	272,896	5,438,818
Pets at Home Group plc	2,247,844	12,351,410
Tractor Supply Co.	18,973	3,015,948
		20,806,176
TOTAL COMMON STOCKS (Cost $211,799,678)		266,352,761

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.2%

REPURCHASE AGREEMENTS(b) - 1.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,320,569
(Cost $3,320,566)	3,320,566	3,320,566

Total Investments - 101.1% (Cost $215,120,244)		269,673,327
Liabilities in excess of other assets - (1.1%)		(2,992,945)
Net Assets - 100.0%		266,680,382

*	Non-income producing security.

(a)	Represents less than 0.05% of net assets.

(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Pet Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Pet Care ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

United States	74.3%
United Kingdom	15.2%
Switzerland	4.5%
Germany	2.7%
France	1.9%
Japan	1.3%
Other[a]	0.1%
100.0%

a	Includes any non-equity securities and net other assets (liabilities).

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 96.2%

Aerospace & Defense - 1.3%
Boeing Co. (The)*	71	15,053
Curtiss-Wright Corp.	5	552
General Dynamics Corp.	47	7,683
Hexcel Corp.*	9	484
Howmet Aerospace, Inc.*	84	2,361
Huntington Ingalls Industries, Inc.	8	1,407
L3Harris Technologies, Inc.	11	2,001
Lockheed Martin Corp.	30	9,907
Northrop Grumman Corp.	20	5,833
Raytheon Technologies Corp.	236	16,990
Spirit AeroSystems Holdings, Inc., Class A	20	857
Teledyne Technologies, Inc.*	3	1,113
Textron, Inc.	61	3,071
TransDigm Group, Inc.*	6	3,460
		70,772
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	37	3,361
Expeditors International of Washington, Inc.	24	2,204
FedEx Corp.	76	19,342
Hub Group, Inc., Class A*	12	691
United Parcel Service, Inc., Class B	159	25,095
XPO Logistics, Inc.*	28	3,265
		53,958
Airlines - 0.2%
American Airlines Group, Inc.*	76	1,591
Delta Air Lines, Inc.*	50	2,397
JetBlue Airways Corp.*	29	534
Southwest Airlines Co.	29	1,686
United Airlines Holdings, Inc.*	36	1,897
		8,105
Auto Components - 0.7%
Adient plc*	86	3,189
American Axle & Manufacturing Holdings, Inc.*	177	1,729
Aptiv plc*	40	5,994
Autoliv, Inc.*	26	2,340
BorgWarner, Inc.	103	4,635
Cooper Tire & Rubber Co.	26	1,488
Cooper-Standard Holdings, Inc.*	32	1,146
Dana, Inc.*	76	1,810
Gentex Corp.	33	1,167
Goodyear Tire & Rubber Co. (The)*	331	5,564
Lear Corp.	32	5,315
Tenneco, Inc., Class A*	92	1,025
Visteon Corp.*	22	2,798
		38,200
Automobiles - 2.0%
Ford Motor Co.*	4,384	51,293
General Motors Co.	888	45,581
Harley-Davidson, Inc.	62	2,212
Tesla, Inc.*	11	7,430
Thor Industries, Inc.	15	1,756
		108,272
Banks - 7.1%
Associated Banc-Corp.	47	947
Bank of America Corp.	1,783	61,888
Bank of Hawaii Corp.	8	700
Bank OZK	31	1,278
BankUnited, Inc.	29	1,166
BOK Financial Corp.	8	688
Cathay General Bancorp	14	527
CIT Group, Inc.	41	1,859
Citigroup, Inc.	735	48,422
Citizens Financial Group, Inc.	153	6,646
Columbia Banking System, Inc.	14	620
Comerica, Inc.	40	2,724
Commerce Bancshares, Inc.	13	962
Credicorp Ltd.	12	1,920
Cullen/Frost Bankers, Inc.	12	1,253
East West Bancorp, Inc.	32	2,309
Fifth Third Bancorp	192	6,660
First Citizens BancShares, Inc., Class A	1	738
First Hawaiian, Inc.	24	669
First Horizon Corp.	128	2,074
First Republic Bank	19	3,130
FNB Corp.	103	1,218
Fulton Financial Corp.	39	603
Hancock Whitney Corp.	22	830
Home BancShares, Inc.	26	635
Huntington Bancshares, Inc.	254	3,896
Investors Bancorp, Inc.	60	800
JPMorgan Chase & Co.	641	94,336
KeyCorp	232	4,672
M&T Bank Corp.	29	4,377
Old National Bancorp	36	653
PacWest Bancorp	42	1,522
People’s United Financial, Inc.	112	2,009
Pinnacle Financial Partners, Inc.	13	1,055
PNC Financial Services Group, Inc. (The)	97	16,331
Popular, Inc.	25	1,671
Prosperity Bancshares, Inc.	14	1,029
Regions Financial Corp.	293	6,045
Signature Bank	8	1,747
Sterling Bancorp	41	895
SVB Financial Group*	8	4,043
Synovus Financial Corp.	25	1,058
TCF Financial Corp.	14	627
Texas Capital Bancshares, Inc.*(b)	13	991
Truist Financial Corp.	176	10,025
UMB Financial Corp.	10	844
Umpqua Holdings Corp.	71	1,212
United Bankshares, Inc.	26	961
US Bancorp	318	15,900
Valley National Bancorp	82	1,005
Webster Financial Corp.	20	1,106
Wells Fargo & Co.	1,423	51,470
Western Alliance Bancorp	13	1,190
Wintrust Financial Corp.	13	958
Zions Bancorp NA	41	2,180
		385,074
Beverages - 1.1%
Brown-Forman Corp., Class B	23	1,646
Coca-Cola Co. (The)	446	21,849
Coca-Cola European Partners plc	48	2,446
Constellation Brands, Inc., Class A	20	4,283
Keurig Dr Pepper, Inc.	31	946
Molson Coors Beverage Co., Class B	64	2,845

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Monster Beverage Corp.*	20	1,755
PepsiCo, Inc.	189	24,417
		60,187
Biotechnology - 1.4%
AbbVie, Inc.	254	27,366
Alexion Pharmaceuticals, Inc.*	25	3,819
Amgen, Inc.	82	18,444
Biogen, Inc.*	24	6,549
BioMarin Pharmaceutical, Inc.*	7	542
Gilead Sciences, Inc.	256	15,718
Regeneron Pharmaceuticals, Inc.*	6	2,703
United Therapeutics Corp.*	11	1,839
Vertex Pharmaceuticals, Inc.*	4	850
		77,830
Building Products - 0.6%
A O Smith Corp.	18	1,069
Allegion plc	6	653
Builders FirstSource, Inc.*	34	1,471
Carrier Global Corp.	141	5,151
Fortune Brands Home & Security, Inc.	21	1,746
Johnson Controls International plc	201	11,214
Lennox International, Inc.	3	839
Masco Corp.	36	1,916
Owens Corning	30	2,430
Resideo Technologies, Inc.*	103	2,474
Trane Technologies plc	30	4,597
UFP Industries, Inc.	11	671
		34,231
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	14	1,960
Ameriprise Financial, Inc.	27	5,973
Bank of New York Mellon Corp. (The)	244	10,287
BlackRock, Inc.	20	13,890
Blackstone Group, Inc. (The), Class A	66	4,569
Cboe Global Markets, Inc.	8	792
Charles Schwab Corp. (The)	163	10,060
CME Group, Inc.	36	7,189
FactSet Research Systems, Inc.	2	608
Federated Hermes, Inc., Class B	18	481
Franklin Resources, Inc.	129	3,376
Goldman Sachs Group, Inc. (The)	97	30,990
Intercontinental Exchange, Inc.	51	5,626
Invesco Ltd.	180	4,036
Janus Henderson Group plc	50	1,461
LPL Financial Holdings, Inc.	13	1,710
Moody’s Corp.	7	1,924
Morgan Stanley	361	27,750
MSCI, Inc.	3	1,244
Nasdaq, Inc.	12	1,659
Northern Trust Corp.	36	3,425
Raymond James Financial, Inc.	22	2,568
S&P Global, Inc.	11	3,623
SEI Investments Co.	11	616
State Street Corp.	93	6,768
Stifel Financial Corp.	19	1,161
T. Rowe Price Group, Inc.	31	5,026
Waddell & Reed Financial, Inc., Class A	48	1,204
		159,976
Chemicals - 2.5%
Air Products and Chemicals, Inc.	23	5,879
Albemarle Corp.	17	2,673
Ashland Global Holdings, Inc.	13	1,094
Avient Corp.	20	864
Axalta Coating Systems Ltd.*	36	984
Cabot Corp.	17	837
Celanese Corp.	22	3,056
CF Industries Holdings, Inc.	61	2,762
Chemours Co. (The)	69	1,624
Corteva, Inc.	183	8,263
Dow, Inc.	184	10,913
DuPont de Nemours, Inc.	328	23,065
Eastman Chemical Co.	49	5,354
Ecolab, Inc.	23	4,815
Element Solutions, Inc.	58	1,047
FMC Corp.	11	1,119
HB Fuller Co.	11	617
Huntsman Corp.	101	2,757
International Flavors & Fragrances, Inc.	16	2,168
Linde plc	71	17,343
LyondellBasell Industries NV, Class A	124	12,783
Mosaic Co. (The)	173	5,086
Olin Corp.	76	2,351
PPG Industries, Inc.	38	5,123
RPM International, Inc.	20	1,593
Scotts Miracle-Gro Co. (The)	6	1,279
Sherwin-Williams Co. (The)	6	4,082
Trinseo SA	30	1,941
Westlake Chemical Corp.	12	1,027
		132,499
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	23	993
Cintas Corp.	6	1,946
Clean Harbors, Inc.*	11	937
Copart, Inc.*	8	873
CoreCivic, Inc., REIT	70	503
Covanta Holding Corp.	41	576
Deluxe Corp.	16	632
Pitney Bowes, Inc.	299	2,535
Republic Services, Inc.	30	2,673
Stericycle, Inc.*	19	1,233
Waste Management, Inc.	51	5,655
		18,556
Communications Equipment - 0.8%
Ciena Corp.*	19	991
Cisco Systems, Inc.	716	32,127
CommScope Holding Co., Inc.*	115	1,678
EchoStar Corp., Class A*	14	318
F5 Networks, Inc.*	8	1,520
Juniper Networks, Inc.	78	1,816
Motorola Solutions, Inc.	12	2,106
Viasat, Inc.*	9	460
		41,016
Construction & Engineering - 0.4%
AECOM*	62	3,589
Dycom Industries, Inc.*	15	1,149
EMCOR Group, Inc.	14	1,363
Fluor Corp.*	217	3,724
Jacobs Engineering Group, Inc.	21	2,416
MasTec, Inc.*	17	1,475

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Quanta Services, Inc.	40	3,354
Tutor Perini Corp.*	54	794
Valmont Industries, Inc.	6	1,419
		19,283
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	8	2,695
Summit Materials, Inc., Class A*	25	693
Vulcan Materials Co.	14	2,338
		5,726
Consumer Finance - 1.3%
Ally Financial, Inc.	198	8,217
American Express Co.	104	14,067
Capital One Financial Corp.	186	22,355
Discover Financial Services	93	8,749
Navient Corp.	159	1,968
OneMain Holdings, Inc.	21	985
PROG Holdings, Inc.	15	750
Santander Consumer USA Holdings, Inc.	35	875
SLM Corp.	85	1,342
Synchrony Financial	251	9,709
		69,017
Containers & Packaging - 0.6%
AptarGroup, Inc.	9	1,171
Avery Dennison Corp.	12	2,103
Ball Corp.	29	2,476
Berry Global Group, Inc.*	40	2,216
Crown Holdings, Inc.*	27	2,580
Graphic Packaging Holding Co.	80	1,270
Greif, Inc., Class A	11	531
International Paper Co.	162	8,043
O-I Glass, Inc.*	99	1,156
Packaging Corp. of America	23	3,037
Sealed Air Corp.	38	1,592
Silgan Holdings, Inc.	17	639
Sonoco Products Co.	26	1,549
Westrock Co.	116	5,056
		33,419
Distributors - 0.2%
Core-Mark Holding Co., Inc.	30	977
Genuine Parts Co.	37	3,898
LKQ Corp.*	79	3,112
		7,987
Diversified Consumer Services - 0.1%
Graham Holdings Co., Class B	1	601
H&R Block, Inc.	59	1,134
Laureate Education, Inc., Class A*	28	385
Service Corp. International	22	1,051
Terminix Global Holdings, Inc.*	21	945
		4,116
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	277	66,621
Equitable Holdings, Inc.	140	4,140
Jefferies Financial Group, Inc.	100	2,904
Voya Financial, Inc.	44	2,652
		76,317
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	2,536	70,729
Liberty Global plc, Class A*	98	2,413
Liberty Global plc, Class C*	234	5,686
Liberty Latin America Ltd., Class A*	15	165
Liberty Latin America Ltd., Class C*	44	482
Lumen Technologies, Inc.	910	11,184
Verizon Communications, Inc.	1,199	66,305
		156,964
Electric Utilities - 2.0%
ALLETE, Inc.	12	746
Alliant Energy Corp.	37	1,708
American Electric Power Co., Inc.	99	7,410
Avangrid, Inc.	11	503
Duke Energy Corp.	190	16,262
Edison International	80	4,319
Entergy Corp.	41	3,559
Evergy, Inc.	50	2,682
Eversource Energy	57	4,530
Exelon Corp.	307	11,850
FirstEnergy Corp.	115	3,811
Hawaiian Electric Industries, Inc.	22	769
IDACORP, Inc.	9	776
NextEra Energy, Inc.	218	16,019
NRG Energy, Inc.	45	1,643
OGE Energy Corp.	37	1,083
PG&E Corp.*	383	4,025
Pinnacle West Capital Corp.	25	1,748
PNM Resources, Inc.	12	576
Portland General Electric Co.	18	759
PPL Corp.	204	5,343
Southern Co. (The)	219	12,422
Xcel Energy, Inc.	93	5,449
		107,992
Electrical Equipment - 0.6%
Acuity Brands, Inc.	8	986
AMETEK, Inc.	20	2,359
Eaton Corp. plc	86	11,196
Emerson Electric Co.	120	10,308
EnerSys	10	903
Hubbell, Inc.	10	1,775
nVent Electric plc	25	657
Regal Beloit Corp.	12	1,640
Rockwell Automation, Inc.	13	3,163
Sensata Technologies Holding plc*	29	1,662
		34,649
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	25	3,142
Arrow Electronics, Inc.*	61	6,116
Avnet, Inc.	93	3,540
Benchmark Electronics, Inc.	20	568
CDW Corp.	19	2,981
Corning, Inc.	197	7,533
Flex Ltd.*	349	6,348
FLIR Systems, Inc.	11	587
Insight Enterprises, Inc.*	19	1,588
Jabil, Inc.	74	3,195
Keysight Technologies, Inc.*	12	1,698
National Instruments Corp.	14	622
Plexus Corp.*	9	756
Sanmina Corp.*	38	1,354
SYNNEX Corp.	14	1,248
TE Connectivity Ltd.	61	7,932
Trimble, Inc.*	23	1,705
TTM Technologies, Inc.*	47	664
Vishay Intertechnology, Inc.	32	764
Vontier Corp.*	8	251

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Zebra Technologies Corp., Class A*	5	2,497
		55,089
Energy Equipment & Services - 0.8%
Baker Hughes Co.	394	9,645
Halliburton Co.	314	6,855
Helmerich & Payne, Inc.	47	1,350
Nabors Industries Ltd.	13	1,443
NOV, Inc.	195	2,944
Oceaneering International, Inc.*	69	814
Patterson-UTI Energy, Inc.	155	1,147
Schlumberger NV	600	16,746
Transocean Ltd.*	748	2,596
		43,540
Entertainment - 1.1%
Activision Blizzard, Inc.	61	5,832
AMC Entertainment Holdings, Inc., Class A(b)	80	641
Cinemark Holdings, Inc.(b)	33	741
Electronic Arts, Inc.	23	3,081
Liberty Media Corp.-Liberty Formula One, Class A*	2	78
Liberty Media Corp.-Liberty Formula One, Class C*	25	1,097
Lions Gate Entertainment Corp., Class A*	18	261
Lions Gate Entertainment Corp., Class B*	44	552
Live Nation Entertainment, Inc.*	15	1,333
Netflix, Inc.*	8	4,311
Spotify Technology SA*	4	1,230
Take-Two Interactive Software, Inc.*	7	1,291
Walt Disney Co. (The)*	197	37,241
		57,689
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexander & Baldwin, Inc.	25	437
Alexandria Real Estate Equities, Inc.	12	1,916
American Campus Communities, Inc.	26	1,065
American Homes 4 Rent, Class A	27	841
American Tower Corp.	23	4,971
Apartment Income REIT Corp.	18	736
Apartment Investment and Management Co., Class A	17	81
Apple Hospitality REIT, Inc.	88	1,254
AvalonBay Communities, Inc.	17	2,988
Boston Properties, Inc.	25	2,478
Brandywine Realty Trust	43	526
Brixmor Property Group, Inc.	77	1,515
Camden Property Trust	12	1,250
Colony Capital, Inc.(b)	264	1,563
Columbia Property Trust, Inc.	35	494
Corporate Office Properties Trust	22	572
Cousins Properties, Inc.	14	470
Crown Castle International Corp.	38	5,919
CubeSmart	24	887
CyrusOne, Inc.	12	788
DiamondRock Hospitality Co.*	67	678
Digital Realty Trust, Inc.	26	3,503
Diversified Healthcare Trust	158	711
Douglas Emmett, Inc.	19	622
Duke Realty Corp.	43	1,688
EPR Properties	11	497
Equinix, Inc.	7	4,538
Equity LifeStyle Properties, Inc.	12	740
Equity Residential	51	3,336
Essex Property Trust, Inc.	8	2,038
Extra Space Storage, Inc.	13	1,634
Federal Realty Investment Trust	11	1,113
Gaming and Leisure Properties, Inc.	24	1,066
GEO Group, Inc. (The)(b)	60	432
Healthcare Realty Trust, Inc.	17	491
Healthcare Trust of America, Inc., Class A	27	733
Healthpeak Properties, Inc.	78	2,269
Highwoods Properties, Inc.	19	759
Host Hotels & Resorts, Inc.	235	3,899
Hudson Pacific Properties, Inc.	23	589
Invitation Homes, Inc.	55	1,603
Iron Mountain, Inc.	87	3,027
JBG SMITH Properties(b)	14	445
Kilroy Realty Corp.	14	888
Kimco Realty Corp.	94	1,723
Lamar Advertising Co., Class A	14	1,212
Lexington Realty Trust	53	568
Life Storage, Inc.	10	839
Macerich Co. (The)(b)	71	917
Medical Properties Trust, Inc.	48	1,036
Mid-America Apartment Communities, Inc.	15	2,021
National Retail Properties, Inc.	17	745
Office Properties Income Trust	15	379
Omega Healthcare Investors, Inc.	30	1,114
Outfront Media, Inc.	41	831
Paramount Group, Inc.	56	519
Park Hotels & Resorts, Inc.	80	1,740
Pebblebrook Hotel Trust	32	725
Physicians Realty Trust	24	408
Piedmont Office Realty Trust, Inc., Class A	27	461
Prologis, Inc.	60	5,944
Public Storage	14	3,275
Rayonier, Inc.	28	914
Realty Income Corp.	29	1,748
Regency Centers Corp.	27	1,479
Retail Properties of America, Inc., Class A	69	727
RLJ Lodging Trust	74	1,162
Ryman Hospitality Properties, Inc.	8	618
Sabra Health Care REIT, Inc.	33	568
SBA Communications Corp.	3	765
Service Properties Trust	81	1,040
Simon Property Group, Inc.	50	5,646
SITE Centers Corp.	61	814
SL Green Realty Corp.	20	1,381
Spirit Realty Capital, Inc.	16	688
STORE Capital Corp.	20	669
Sun Communities, Inc.	7	1,064
Sunstone Hotel Investors, Inc.	81	1,070
UDR, Inc.	29	1,194
Uniti Group, Inc.	96	1,143
Ventas, Inc.	84	4,444
VEREIT, Inc.	48	1,872
VICI Properties, Inc.	52	1,482
Vornado Realty Trust	34	1,460

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Washington Prime Group, Inc.(b)	36	224
Weingarten Realty Investors	23	584
Welltower, Inc.	76	5,160
Weyerhaeuser Co.	162	5,487
WP Carey, Inc.	21	1,439
Xenia Hotels & Resorts, Inc.	36	719
		138,068
Food & Staples Retailing - 2.5%
BJ’s Wholesale Club Holdings, Inc.*	72	2,893
Casey’s General Stores, Inc.	8	1,616
Costco Wholesale Corp.	68	22,508
Kroger Co. (The)	520	16,749
Performance Food Group Co.*	40	2,170
Rite Aid Corp.*	226	4,425
Sprouts Farmers Market, Inc.*	45	950
Sysco Corp.	106	8,441
United Natural Foods, Inc.*	125	3,306
US Foods Holding Corp.*	102	3,719
Walgreens Boots Alliance, Inc.	370	17,734
Walmart, Inc.	386	50,149
		134,660
Food Products - 1.6%
Archer-Daniels-Midland Co.	282	15,956
B&G Foods, Inc.(b)	48	1,456
Bunge Ltd.	91	6,969
Campbell Soup Co.	33	1,501
Conagra Brands, Inc.	109	3,698
Darling Ingredients, Inc.*	40	2,522
Flowers Foods, Inc.	43	935
General Mills, Inc.	135	7,426
Hain Celestial Group, Inc. (The)*	21	886
Hershey Co. (The)	17	2,476
Hormel Foods Corp.	36	1,669
Ingredion, Inc.	20	1,804
J M Smucker Co. (The)	29	3,248
Kellogg Co.	53	3,059
Kraft Heinz Co. (The)	322	11,714
Lamb Weston Holdings, Inc.	9	718
McCormick & Co., Inc. (Non-Voting)	23	1,938
Mondelez International, Inc., Class A	206	10,951
Nomad Foods Ltd.*	36	850
Post Holdings, Inc.*	13	1,249
Sanderson Farms, Inc.	6	915
TreeHouse Foods, Inc.*	25	1,251
Tyson Foods, Inc., Class A	84	5,684
		88,875
Gas Utilities - 0.1%
Atmos Energy Corp.	17	1,438
National Fuel Gas Co.	22	1,000
New Jersey Resources Corp.	16	629
ONE Gas, Inc.	10	670
South Jersey Industries, Inc.	16	402
Southwest Gas Holdings, Inc.	14	873
Spire, Inc.	11	730
UGI Corp.	55	2,107
		7,849
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	157	18,806
Align Technology, Inc.*	3	1,701
Baxter International, Inc.	43	3,341
Becton Dickinson and Co.	26	6,270
Boston Scientific Corp.*	82	3,180
Cooper Cos., Inc. (The)	3	1,158
Danaher Corp.	44	9,666
DENTSPLY SIRONA, Inc.	19	1,008
Edwards Lifesciences Corp.*	22	1,828
Hill-Rom Holdings, Inc.	8	853
Hologic, Inc.*	28	2,019
Intuitive Surgical, Inc.*	4	2,947
Medtronic plc	177	20,704
ResMed, Inc.	8	1,542
STERIS plc	7	1,224
Stryker Corp.	25	6,067
Teleflex, Inc.	3	1,194
Varian Medical Systems, Inc.*	7	1,227
Zimmer Biomet Holdings, Inc.	23	3,750
		88,485
Health Care Providers & Services - 4.1%
Acadia Healthcare Co., Inc.*	26	1,436
AmerisourceBergen Corp.	118	11,944
Anthem, Inc.	61	18,495
Brookdale Senior Living, Inc.*(b)	111	646
Cardinal Health, Inc.	236	12,159
Centene Corp.*	123	7,200
Cigna Corp.	57	11,964
Community Health Systems, Inc.*	186	1,592
Covetrus, Inc.*	59	2,193
CVS Health Corp.	503	34,269
DaVita, Inc.*	34	3,472
Encompass Health Corp.	15	1,207
HCA Healthcare, Inc.	49	8,430
Henry Schein, Inc.*	31	1,917
Humana, Inc.	25	9,491
Laboratory Corp. of America Holdings*	20	4,798
Magellan Health, Inc.*	13	1,213
McKesson Corp.	133	22,546
MEDNAX, Inc.*	66	1,612
Molina Healthcare, Inc.*	20	4,335
Owens & Minor, Inc.	155	5,272
Patterson Cos., Inc.	37	1,149
Quest Diagnostics, Inc.	25	2,890
Select Medical Holdings Corp.*	21	665
Tenet Healthcare Corp.*	108	5,510
UnitedHealth Group, Inc.	136	45,182
Universal Health Services, Inc., Class B*	17	2,131
		223,718
Health Care Technology - 0.0%(c)
Cerner Corp.	32	2,212

Hotels, Restaurants & Leisure - 1.5%
Aramark	62	2,301
Bloomin’ Brands, Inc.*	25	621
Brinker International, Inc.	17	1,166
Carnival Corp.*	154	4,120
Chipotle Mexican Grill, Inc.*	1	1,442
Cracker Barrel Old Country Store, Inc.	7	1,084
Darden Restaurants, Inc.	21	2,884
Domino’s Pizza, Inc.	2	693
Extended Stay America, Inc.	80	1,287
Hilton Worldwide Holdings, Inc.*	17	2,103

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
International Game Technology plc	61	1,116
Las Vegas Sands Corp.	74	4,632
Marriott International, Inc., Class A*	25	3,702
Marriott Vacations Worldwide Corp.*	8	1,358
McDonald’s Corp.	79	16,285
MGM Resorts International	104	3,930
Norwegian Cruise Line Holdings Ltd.*(b)	57	1,685
Penn National Gaming, Inc.*	27	3,126
Royal Caribbean Cruises Ltd.	38	3,544
Six Flags Entertainment Corp.	30	1,338
Starbucks Corp.	101	10,911
Travel + Leisure Co.	17	1,027
Vail Resorts, Inc.	4	1,237
Wynn Resorts Ltd.*	20	2,635
Yum China Holdings, Inc.	36	2,154
Yum! Brands, Inc.	32	3,313
		79,694
Household Durables - 0.6%
DR Horton, Inc.	52	3,997
Garmin Ltd.	20	2,481
KB Home	14	565
Leggett & Platt, Inc.	31	1,341
Lennar Corp., Class A	50	4,149
Meritage Homes Corp.*	12	1,012
Mohawk Industries, Inc.*	23	4,025
Newell Brands, Inc.	114	2,641
PulteGroup, Inc.	45	2,030
Taylor Morrison Home Corp., Class A*	34	935
Toll Brothers, Inc.	28	1,496
Tri Pointe Homes, Inc.*	44	836
Tupperware Brands Corp.*	141	4,310
Whirlpool Corp.	27	5,132
		34,950
Household Products - 1.2%
Church & Dwight Co., Inc.	23	1,811
Clorox Co. (The)	15	2,716
Colgate-Palmolive Co.	102	7,670
Kimberly-Clark Corp.	55	7,058
Procter & Gamble Co. (The)	340	42,000
Spectrum Brands Holdings, Inc.	19	1,474
		62,729
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	208	5,525
Vistra Corp.	121	2,087
		7,612
Industrial Conglomerates - 1.5%
3M Co.	108	18,907
Carlisle Cos., Inc.	8	1,162
General Electric Co.	3,124	39,175
Honeywell International, Inc.	85	17,200
Roper Technologies, Inc.	7	2,643
		79,087
Insurance - 3.6%
Aflac, Inc.	189	9,051
Alleghany Corp.	3	1,939
Allstate Corp. (The)	80	8,528
American Equity Investment Life Holding Co.	29	801
American Financial Group, Inc.	20	2,134
American International Group, Inc.	441	19,382
Aon plc, Class A	17	3,871
Arch Capital Group Ltd.*	56	2,006
Arthur J Gallagher & Co.	23	2,755
Assurant, Inc.	16	1,972
Assured Guaranty Ltd.	33	1,459
Athene Holding Ltd., Class A*	49	2,234
Axis Capital Holdings Ltd.	24	1,213
Brighthouse Financial, Inc.*	75	2,992
Brown & Brown, Inc.	17	780
Chubb Ltd.	90	14,632
Cincinnati Financial Corp.	25	2,447
CNO Financial Group, Inc.	69	1,660
Everest Re Group Ltd.	10	2,418
Fidelity National Financial, Inc.	47	1,799
First American Financial Corp.	25	1,314
Genworth Financial, Inc., Class A*	337	1,052
Globe Life, Inc.	20	1,868
Hanover Insurance Group, Inc. (The)	10	1,154
Hartford Financial Services Group, Inc. (The)	109	5,525
Kemper Corp.	12	907
Lincoln National Corp.	85	4,834
Loews Corp.	84	4,016
Markel Corp.*	2	2,178
Marsh & McLennan Cos., Inc.	52	5,991
MetLife, Inc.	347	19,987
Old Republic International Corp.	90	1,740
Primerica, Inc.	6	847
Principal Financial Group, Inc.	100	5,658
ProAssurance Corp.	25	619
Progressive Corp. (The)	81	6,962
Prudential Financial, Inc.	217	18,818
Reinsurance Group of America, Inc.	22	2,689
RenaissanceRe Holdings Ltd.	6	1,002
Selective Insurance Group, Inc.	12	814
Travelers Cos., Inc. (The)	96	13,968
Unum Group	120	3,178
W R Berkley Corp.	24	1,664
Willis Towers Watson plc	16	3,530
		194,388
Interactive Media & Services - 2.2%
Alphabet, Inc., Class A*	20	40,438
Alphabet, Inc., Class C*	20	40,737
Facebook, Inc., Class A*	122	31,430
IAC/InterActiveCorp.*	4	979
Twitter, Inc.*	42	3,237
Yandex NV, Class A*	20	1,280
		118,101
Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.*	15	46,394
Booking Holdings, Inc.*	4	9,314
eBay, Inc.	103	5,811
Expedia Group, Inc.	22	3,542
Qurate Retail, Inc., Series A	366	4,546
		69,607
IT Services - 2.3%
Accenture plc, Class A	58	14,552
Akamai Technologies, Inc.*	14	1,323
Alliance Data Systems Corp.	19	1,834
Amdocs Ltd.	21	1,592

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Automatic Data Processing, Inc.	33	5,743
Black Knight, Inc.*	11	844
Booz Allen Hamilton Holding Corp.	19	1,466
Broadridge Financial Solutions, Inc.	11	1,567
CACI International, Inc., Class A*	4	885
Cognizant Technology Solutions Corp., Class A	69	5,070
Concentrix Corp.*	14	1,729
Conduent, Inc.*	189	1,017
DXC Technology Co.	173	4,363
Euronet Worldwide, Inc.*	5	752
Fidelity National Information Services, Inc.	28	3,864
Fiserv, Inc.*	19	2,192
FleetCor Technologies, Inc.*	5	1,387
Gartner, Inc.*	5	895
Genpact Ltd.	14	566
Global Payments, Inc.	7	1,386
International Business Machines Corp.	237	28,186
Jack Henry & Associates, Inc.	5	742
KBR, Inc.	26	806
Leidos Holdings, Inc.	23	2,034
Mastercard, Inc., Class A	21	7,431
Paychex, Inc.	34	3,096
PayPal Holdings, Inc.*	50	12,993
Perspecta, Inc.	25	730
Sabre Corp.	58	852
Science Applications International Corp.	11	948
Visa, Inc., Class A	60	12,743
Western Union Co. (The)	78	1,811
WEX, Inc.*	4	833
		126,232
Leisure Products - 0.2%
Brunswick Corp.	17	1,502
Hasbro, Inc.	20	1,874
Mattel, Inc.*	150	3,030
Polaris, Inc.	15	1,767
		8,173
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	24	2,930
Bio-Rad Laboratories, Inc., Class A*	2	1,169
Charles River Laboratories International, Inc.*	5	1,431
ICON plc*	5	903
Illumina, Inc.*	6	2,637
IQVIA Holdings, Inc.*	17	3,277
Mettler-Toledo International, Inc.*	1	1,116
PerkinElmer, Inc.	10	1,261
PRA Health Sciences, Inc.*	7	1,032
Thermo Fisher Scientific, Inc.	26	11,702
Waters Corp.*	5	1,369
		28,827
Machinery - 2.2%
AGCO Corp.	21	2,719
Allison Transmission Holdings, Inc.	19	721
Caterpillar, Inc.	114	24,610
Colfax Corp.*(b)	26	1,153
Crane Co.	10	839
Cummins, Inc.	36	9,115
Deere & Co.	59	20,598
Donaldson Co., Inc.	15	884
Dover Corp.	20	2,465
Flowserve Corp.	25	925
Fortive Corp.	27	1,777
Graco, Inc.	12	832
Greenbrier Cos., Inc. (The)	22	1,035
IDEX Corp.	7	1,366
Illinois Tool Works, Inc.	34	6,874
ITT, Inc.	13	1,079
Kennametal, Inc.	19	710
Lincoln Electric Holdings, Inc.	10	1,181
Meritor, Inc.*	26	790
Middleby Corp. (The)*	9	1,318
Mueller Industries, Inc.	17	691
Navistar International Corp.*	20	881
Nordson Corp.	5	962
Oshkosh Corp.	19	2,014
Otis Worldwide Corp.	71	4,523
PACCAR, Inc.	93	8,462
Parker-Hannifin Corp.	20	5,739
Pentair plc	26	1,454
Rexnord Corp.	16	719
Snap-on, Inc.	11	2,234
Stanley Black & Decker, Inc.	26	4,546
Terex Corp.	30	1,235
Timken Co. (The)	17	1,332
Toro Co. (The)	10	1,008
Trinity Industries, Inc.(b)	42	1,348
Westinghouse Air Brake Technologies Corp.	14	1,014
Xylem, Inc.	17	1,693
		120,846
Marine - 0.0%(c)
Kirby Corp.*	14	876

Media - 1.8%
Altice USA, Inc., Class A*	88	2,958
AMC Networks, Inc., Class A*	19	1,246
Charter Communications, Inc., Class A*	20	12,268
Comcast Corp., Class A	873	46,025
Discovery, Inc., Class A*	29	1,538
Discovery, Inc., Class C*	66	2,970
DISH Network Corp., Class A*	66	2,080
Fox Corp., Class A	73	2,432
Fox Corp., Class B	30	958
Interpublic Group of Cos., Inc. (The)	96	2,507
John Wiley & Sons, Inc., Class A	12	632
Liberty Broadband Corp., Class A*	2	291
Liberty Broadband Corp., Class C*	14	2,093
Liberty Media Corp.-Liberty SiriusXM, Class A*	20	888
Liberty Media Corp.-Liberty SiriusXM, Class C*	38	1,677
Meredith Corp.*	18	446
News Corp., Class A	115	2,697
News Corp., Class B	33	756
Nexstar Media Group, Inc., Class A	7	963
Omnicom Group, Inc.	60	4,124

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Sinclair Broadcast Group, Inc., Class A	24	742
TEGNA, Inc.	50	911
ViacomCBS, Inc.	131	8,448
		99,650
Metals & Mining - 0.8%
Alcoa Corp.*	176	4,321
Allegheny Technologies, Inc.*	33	649
Arconic Corp.*	20	438
Carpenter Technology Corp.(b)	12	488
Commercial Metals Co.	45	1,132
Compass Minerals International, Inc.	11	694
Constellium SE, Class A*	59	781
Freeport-McMoRan, Inc.*	407	13,801
Newmont Corp.	66	3,589
Nucor Corp.	121	7,238
Reliance Steel & Aluminum Co.	22	2,908
Steel Dynamics, Inc.	74	3,077
United States Steel Corp.(b)	238	3,953
Warrior Met Coal, Inc.	56	1,074
		44,143
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
AGNC Investment Corp.	116	1,859
Annaly Capital Management, Inc.	338	2,809
Blackstone Mortgage Trust, Inc., Class A	22	642
Chimera Investment Corp.	66	762
Invesco Mortgage Capital, Inc.(b)	32	125
MFA Financial, Inc.	120	482
New Residential Investment Corp.	138	1,419
Starwood Property Trust, Inc.	70	1,598
Two Harbors Investment Corp.	69	498
		10,194
Multiline Retail - 1.0%
Big Lots, Inc.	35	2,224
Dollar General Corp.	29	5,481
Dollar Tree, Inc.*	46	4,517
Kohl’s Corp.	110	6,078
Macy’s, Inc.	400	6,084
Nordstrom, Inc.(b)	63	2,296
Target Corp.	134	24,581
		51,261
Multi-Utilities - 0.9%
Ameren Corp.	47	3,303
Avista Corp.	15	603
Black Hills Corp.	12	710
CenterPoint Energy, Inc.	157	3,052
CMS Energy Corp.	49	2,651
Consolidated Edison, Inc.	86	5,646
Dominion Energy, Inc.	130	8,882
DTE Energy Co.	39	4,591
MDU Resources Group, Inc.	43	1,208
NiSource, Inc.	73	1,577
NorthWestern Corp.	11	643
Public Service Enterprise Group, Inc.	120	6,460
Sempra Energy	44	5,103
WEC Energy Group, Inc.	46	3,709
		48,138
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp.*	1,333	11,997
Apache Corp.	95	1,874
Cabot Oil & Gas Corp.	56	1,037
Cheniere Energy, Inc.*	16	1,078
Chevron Corp.	687	68,700
Cimarex Energy Co.	21	1,218
CNX Resources Corp.*	138	1,740
ConocoPhillips	411	21,376
Continental Resources, Inc.*(b)	22	532
Cosan Ltd., Class A	38	700
Delek US Holdings, Inc.	43	1,056
Devon Energy Corp.	224	4,825
Diamondback Energy, Inc.	29	2,009
EOG Resources, Inc.	99	6,392
EQT Corp.*	312	5,551
Exxon Mobil Corp.	1,856	100,911
Hess Corp.	48	3,145
HollyFrontier Corp.	83	3,144
Kinder Morgan, Inc.	552	8,114
Marathon Oil Corp.	440	4,884
Marathon Petroleum Corp.	301	16,441
Murphy Oil Corp.	90	1,470
Occidental Petroleum Corp.	316	8,409
ONEOK, Inc.	62	2,746
PBF Energy, Inc., Class A*	111	1,576
PDC Energy, Inc.*	32	1,118
Peabody Energy Corp.*	128	550
Phillips 66	214	17,773
Pioneer Natural Resources Co.	29	4,309
QEP Resources, Inc.	264	908
Range Resources Corp.*	277	2,670
SM Energy Co.	121	1,677
Southwestern Energy Co.*	515	2,086
Targa Resources Corp.	84	2,598
Valero Energy Corp.	233	17,936
Whiting Petroleum Corp.*	2	69
Williams Cos., Inc. (The)	384	8,771
World Fuel Services Corp.	40	1,243
		342,633
Paper & Forest Products - 0.1%
Domtar Corp.	39	1,445
Louisiana-Pacific Corp.	23	1,095
		2,540
Personal Products - 0.1%
Coty, Inc., Class A*	84	644
Edgewell Personal Care Co.	16	489
Estee Lauder Cos., Inc. (The), Class A	13	3,716
Nu Skin Enterprises, Inc., Class A	25	1,280
		6,129
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	206	12,634
Catalent, Inc.*	13	1,478
Elanco Animal Health, Inc.*	41	1,347
Eli Lilly and Co.	78	15,982
Jazz Pharmaceuticals plc*	9	1,512
Johnson & Johnson	364	57,680
Merck & Co., Inc.	355	25,780
Perrigo Co. plc	24	969
Pfizer, Inc.	1,280	42,867
Viatris, Inc.*	411	6,103
Zoetis, Inc.	16	2,484
		168,836
Professional Services - 0.3%
ASGN, Inc.*	12	1,116

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
CoreLogic, Inc.	13	1,100
CoStar Group, Inc.*	1	824
Equifax, Inc.	11	1,781
FTI Consulting, Inc.*	5	573
IHS Markit Ltd.	26	2,344
ManpowerGroup, Inc.	35	3,305
Nielsen Holdings plc	136	3,048
Robert Half International, Inc.	21	1,633
TransUnion	8	674
Verisk Analytics, Inc.	8	1,311
		17,709
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	60	4,546
Howard Hughes Corp. (The)*	6	569
Jones Lang LaSalle, Inc.*	12	2,088
Realogy Holdings Corp.*	96	1,448
		8,651
Road & Rail - 1.0%
AMERCO	2	1,150
Avis Budget Group, Inc.*	57	3,166
CSX Corp.	93	8,514
JB Hunt Transport Services, Inc.	14	2,056
Kansas City Southern	12	2,548
Knight-Swift Transportation Holdings, Inc.	26	1,123
Landstar System, Inc.	7	1,121
Norfolk Southern Corp.	36	9,074
Old Dominion Freight Line, Inc.	7	1,504
Ryder System, Inc.	57	3,863
Uber Technologies, Inc.*	25	1,294
Union Pacific Corp.	91	18,742
		54,155
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	17	1,437
Analog Devices, Inc.	36	5,610
Applied Materials, Inc.	85	10,046
Broadcom, Inc.	35	16,445
Cree, Inc.*	14	1,588
First Solar, Inc.*	24	1,945
Intel Corp.	701	42,607
KLA Corp.	24	7,470
Lam Research Corp.	11	6,239
Marvell Technology Group Ltd.	69	3,331
Maxim Integrated Products, Inc.	31	2,888
Microchip Technology, Inc.	25	3,816
Micron Technology, Inc.*	258	23,615
MKS Instruments, Inc.	7	1,154
NVIDIA Corp.	14	7,680
NXP Semiconductors NV	30	5,477
ON Semiconductor Corp.*	84	3,383
Qorvo, Inc.*	17	2,970
QUALCOMM, Inc.	175	23,833
Skyworks Solutions, Inc.	20	3,556
Teradyne, Inc.	12	1,543
Texas Instruments, Inc.	93	16,021
Xilinx, Inc.	25	3,258
		195,912
Software - 2.6%
Adobe, Inc.*	11	5,056
ANSYS, Inc.*	4	1,364
Avaya Holdings Corp.*	62	1,840
Cadence Design Systems, Inc.*	11	1,552
CDK Global, Inc.	11	552
Check Point Software Technologies Ltd.*	11	1,213
Citrix Systems, Inc.	7	935
Intuit, Inc.	9	3,511
Microsoft Corp.	409	95,043
NortonLifeLock, Inc.	176	3,434
Nuance Communications, Inc.*	25	1,115
Oracle Corp.	275	17,740
salesforce.com, Inc.*	23	4,979
SS&C Technologies Holdings, Inc.	17	1,127
Synopsys, Inc.*	9	2,207
Teradata Corp.*	23	922
		142,590
Specialty Retail - 3.4%
Aaron’s Co., Inc. (The)*	4	88
Abercrombie & Fitch Co., Class A	48	1,314
Advance Auto Parts, Inc.	13	2,085
American Eagle Outfitters, Inc.	65	1,671
Asbury Automotive Group, Inc.*	12	2,033
AutoNation, Inc.*	48	3,601
AutoZone, Inc.*	3	3,480
Bed Bath & Beyond, Inc.	182	4,889
Best Buy Co., Inc.	69	6,924
Burlington Stores, Inc.*	5	1,294
CarMax, Inc.*	36	4,302
Designer Brands, Inc., Class A	37	462
Dick’s Sporting Goods, Inc.	27	1,927
Foot Locker, Inc.	50	2,404
GameStop Corp., Class A*	443	45,071
Gap, Inc. (The)*	142	3,543
Group 1 Automotive, Inc.	13	1,982
Home Depot, Inc. (The)	116	29,967
L Brands, Inc.*	176	9,620
Lithia Motors, Inc., Class A	10	3,740
Lowe’s Cos., Inc.	111	17,732
Michaels Cos., Inc. (The)*	137	2,055
Murphy USA, Inc.	19	2,368
ODP Corp. (The)*	61	2,334
O’Reilly Automotive, Inc.*	7	3,131
Penske Automotive Group, Inc.	22	1,496
Ross Stores, Inc.	27	3,149
Sally Beauty Holdings, Inc.*	71	1,143
Signet Jewelers Ltd.*	41	2,041
Sonic Automotive, Inc., Class A	21	968
TJX Cos., Inc. (The)	133	8,777
Tractor Supply Co.	17	2,702
Ulta Beauty, Inc.*	6	1,934
Urban Outfitters, Inc.*	24	814
Williams-Sonoma, Inc.	21	2,757
		183,798
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,485	180,071
Dell Technologies, Inc., Class C*	52	4,216
Hewlett Packard Enterprise Co.	656	9,551
HP, Inc.	369	10,690
NCR Corp.*	43	1,495
NetApp, Inc.	39	2,441
Seagate Technology plc	86	6,298
Western Digital Corp.	98	6,716
Xerox Holdings Corp.	62	1,580
		223,058
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd.*	62	2,894

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Carter’s, Inc.	9	751
Deckers Outdoor Corp.*	3	978
G-III Apparel Group Ltd.*	22	633
Hanesbrands, Inc.	114	2,017
Kontoor Brands, Inc.	17	718
Lululemon Athletica, Inc.*	4	1,247
NIKE, Inc., Class B	84	11,322
PVH Corp.	26	2,599
Ralph Lauren Corp.	12	1,405
Skechers USA, Inc., Class A*	25	915
Tapestry, Inc.	96	4,045
Under Armour, Inc., Class A*	29	635
Under Armour, Inc., Class C*	29	528
VF Corp.	40	3,165
		33,852
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	11	454
MGIC Investment Corp.	81	987
New York Community Bancorp, Inc.	193	2,356
Radian Group, Inc.	34	694
Washington Federal, Inc.	16	483
		4,974
Tobacco - 0.9%
Altria Group, Inc.	503	21,931
Philip Morris International, Inc.	328	27,558
Universal Corp.	11	559
Vector Group Ltd.	41	560
		50,608
Trading Companies & Distributors - 0.6%
AerCap Holdings NV*	54	2,602
Air Lease Corp.	26	1,192
Applied Industrial Technologies, Inc.	10	854
Beacon Roofing Supply, Inc.*	30	1,435
Boise Cascade Co.	12	599
Fastenal Co.	58	2,689
GATX Corp.(b)	12	1,145
MRC Global, Inc.*	71	620
MSC Industrial Direct Co., Inc., Class A	13	1,120
Rush Enterprises, Inc., Class A	19	806
Triton International Ltd.	17	982
United Rentals, Inc.*	25	7,434
Univar Solutions, Inc.*	71	1,414
Watsco, Inc.	6	1,459
WESCO International, Inc.*	38	3,051
WW Grainger, Inc.	8	2,982
		30,384
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	32	1,003

Water Utilities - 0.1%
American Water Works Co., Inc.	20	2,838
Essential Utilities, Inc.	17	715
		3,553
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems, Inc.	68	1,216
T-Mobile US, Inc.*	79	9,478
		10,694
TOTAL COMMON STOCKS (Cost $3,122,349)		5,209,918

SECURITIES LENDING REINVESTMENTS(d) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $5,235)	5,235	5,235

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.2%

REPURCHASE AGREEMENTS(e) - 12.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $658,052
(Cost $658,052)	658,052	658,052

Total Investments - 108.5% (Cost $3,785,636)		5,873,205
Liabilities in excess of other assets - (8.5%)		(458,798)
Net Assets - 100.0%		5,414,407

RAFITM Long/Short

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $596,289.
(b)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $15,024, collateralized in the form of cash with a value of $5,235 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $10,725 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from March 31, 2021 – February 15, 2050; a total value of $15,960.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $5,235.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of February 28, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(159,252)	1/6/2022	Goldman Sachs International	(0.29)%	Russell 1000 Total Return Index	(4,754)
29,747	1/6/2022	Goldman Sachs International	0.54%	FTSE RAFI US 1000 Total Return Index	5,629
(4,994,507)	11/22/2021	Societe Generale	0.18%	Russell 1000 Total Return Index	(437,950)
28,880	11/7/2022	Societe Generale	0.32%	FTSE RAFI US 1000 Total Return Index	7,238
(5,095,132)					(429,837)
				Total Unrealized Appreciation	12,867
				Total Unrealized Depreciation	(442,704)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

[b]	Reflects the floating financing rate, as of February 28, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 22.2%
Atlantic Union Bankshares Corp.	314,233	11,541,778
BancFirst Corp.	174,220	11,129,174
Bar Harbor Bankshares(a)	410,768	11,497,396
Bryn Mawr Bank Corp.	317,092	11,995,590
Columbia Banking System, Inc.	289,417	12,818,279
Community Bank System, Inc.(a)	154,953	11,031,104
First Financial Corp.	255,762	10,839,194
First of Long Island Corp. (The)	551,817	10,252,760
Heritage Financial Corp.	411,072	10,642,654
International Bancshares Corp.	284,165	12,383,911
Southside Bancshares, Inc.	327,002	11,307,729
Stock Yards Bancorp, Inc.	244,621	12,052,477
Tompkins Financial Corp.	146,528	11,331,010
United Bankshares, Inc.	325,101	12,012,482
Washington Trust Bancorp, Inc.	234,492	11,150,095
WesBanco, Inc.	334,523	10,798,402
		182,784,035
Chemicals - 6.6%
Balchem Corp.	95,516	11,400,790
HB Fuller Co.	188,777	10,584,726
Quaker Chemical Corp.	40,765	11,511,221
Sensient Technologies Corp.	133,978	10,430,187
Stepan Co.	86,279	10,413,013
		54,339,937
Commercial Services & Supplies - 8.3%
ABM Industries, Inc.	253,516	10,946,821
Brady Corp., Class A	218,346	11,443,514
Healthcare Services Group, Inc.	420,214	11,955,088
HNI Corp.	262,247	9,333,371
Matthews International Corp., Class A	347,112	12,391,898
McGrath RentCorp	152,823	11,868,234
		67,938,926
Consumer Finance - 1.1%
PROG Holdings, Inc.	175,532	8,776,600

Electric Utilities - 2.5%
ALLETE, Inc.	171,433	10,651,132
Portland General Electric Co.	241,040	10,162,247
		20,813,379
Electronic Equipment, Instruments & Components - 1.6%
Badger Meter, Inc.	120,388	13,072,933

Equity Real Estate Investment Trusts (REITs) - 2.4%
National Health Investors, Inc.	151,101	10,315,665
Universal Health Realty Income Trust	152,231	9,430,711
		19,746,376
Food & Staples Retailing - 1.3%
Andersons, Inc. (The)	418,199	10,931,722

Food Products - 5.1%
Calavo Growers, Inc.	140,661	10,584,740
J & J Snack Foods Corp.	68,706	10,907,765
Lancaster Colony Corp.	58,570	10,230,422
Tootsie Roll Industries, Inc.	330,163	10,172,322
		41,895,249
Gas Utilities - 7.6%
Chesapeake Utilities Corp.	96,365	10,188,672
New Jersey Resources Corp.	297,860	11,702,919
Northwest Natural Holding Co.	206,473	9,908,639
South Jersey Industries, Inc.	435,784	10,942,536
Southwest Gas Holdings, Inc.	154,225	9,615,929
Spire, Inc.	154,561	10,265,942
		62,624,637
Health Care Equipment & Supplies - 1.2%
Atrion Corp.	15,769	9,854,048

Health Care Providers & Services - 2.7%
Ensign Group, Inc. (The)	138,416	11,352,880
National HealthCare Corp.	150,429	10,462,337
		21,815,217
Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	53,129	12,253,141

Household Products - 1.5%
WD-40 Co.	39,400	12,282,950

Insurance - 1.1%
Horace Mann Educators Corp.	245,144	9,447,850

Internet & Direct Marketing Retail - 1.4%
PetMed Express, Inc.(a)	343,813	11,933,749

IT Services - 1.2%
Cass Information Systems, Inc.	232,075	9,997,791

Machinery - 8.5%
Douglas Dynamics, Inc.	245,303	11,818,698
Franklin Electric Co., Inc.	143,077	10,739,360
Gorman-Rupp Co. (The)	299,038	9,566,226
Hillenbrand, Inc.	258,136	11,992,999
Lindsay Corp.	84,329	13,513,722
Standex International Corp.	125,655	12,321,729
		69,952,734
Multi-Utilities - 3.8%
Avista Corp.	268,660	10,802,819
Black Hills Corp.	166,300	9,838,308
NorthWestern Corp.	175,394	10,257,041
		30,898,168
Professional Services - 1.2%
Insperity, Inc.	113,817	10,095,568

Specialty Retail - 3.0%
Aaron’s Co., Inc. (The)*	528,633	11,608,780
Lithia Motors, Inc., Class A	34,022	12,722,527
		24,331,307
Thrifts & Mortgage Finance - 2.8%
Northwest Bancshares, Inc.	802,819	11,335,804
Provident Financial Services, Inc.	586,033	11,855,448
		23,191,252
Tobacco - 1.3%
Universal Corp.	208,576	10,599,832

Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	129,229	11,032,280
GATX Corp.	118,364	11,295,476
		22,327,756
Water Utilities - 7.2%
American States Water Co.	135,754	9,916,830
Artesian Resources Corp., Class A	263,818	9,761,266

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
California Water Service Group	203,019	11,155,894
Middlesex Water Co.	142,206	9,765,286
SJW Group	150,509	9,433,904
York Water Co. (The)	215,832	8,980,769
		59,013,949
TOTAL COMMON STOCKS (Cost $697,050,387)		820,919,106

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $152,700)	152,700	152,700

Total Investments - 99.8%
(Cost $697,203,087)		821,071,806
Other assets less liabilities - 0.2%		1,691,966
Net Assets - 100.0%		822,763,772

*	Non-income producing security.

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $403,207, collateralized in the form of cash with a value of $152,700 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $280,895 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from April 15, 2021 – August 15, 2050; a total value of $433,595.

(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $152,700.

(c)	Represents less than 0.05% of net assets.

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 3.4%
Commerce Bancshares, Inc.	5,341	395,394
United Bankshares, Inc.	10,975	405,526
		800,920
Beverages - 3.9%
Brown-Forman Corp., Class B	4,248	304,072
Coca-Cola Co. (The)	6,294	308,343
PepsiCo, Inc.	2,324	300,237
		912,652
Capital Markets - 3.0%
Franklin Resources, Inc.	14,299	374,205
S&P Global, Inc.	999	329,030
		703,235
Chemicals - 8.5%
Air Products and Chemicals, Inc.	1,238	316,457
HB Fuller Co.	6,372	357,278
PPG Industries, Inc.	2,307	311,030
RPM International, Inc.	3,895	310,198
Sherwin-Williams Co. (The)	480	326,563
Stepan Co.	2,914	351,691
		1,973,217
Commercial Services & Supplies - 6.1%
ABM Industries, Inc.	8,557	369,491
Brady Corp., Class A	7,369	386,210
Cintas Corp.	933	302,609
MSA Safety, Inc.	2,209	355,627
		1,413,937
Containers & Packaging - 1.4%
Sonoco Products Co.	5,630	335,379

Distributors - 1.6%
Genuine Parts Co.	3,451	363,563

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	11,477	320,094

Electric Utilities - 1.3%
MGE Energy, Inc.	4,775	304,168

Electrical Equipment - 1.6%
Emerson Electric Co.	4,231	363,443

Equity Real Estate Investment Trusts (REITs) - 1.6%
Federal Realty Investment Trust	3,637	367,955

Food & Staples Retailing - 4.4%
Sysco Corp.	4,340	345,594
Walgreens Boots Alliance, Inc.	7,802	373,950
Walmart, Inc.	2,277	295,828
		1,015,372
Food Products - 6.0%
Archer-Daniels-Midland Co.	6,704	379,312
Hormel Foods Corp.	7,152	331,638
Lancaster Colony Corp.	1,975	344,973
Tootsie Roll Industries, Inc.(a)	11,145	343,378
		1,399,301
Gas Utilities - 3.0%
National Fuel Gas Co.	8,134	369,609
Northwest Natural Holding Co.	6,969	334,442
		704,051
Health Care Equipment & Supplies - 4.6%
Abbott Laboratories	3,142	376,349
Becton Dickinson and Co.	1,396	336,645
Medtronic plc	2,978	348,337
		1,061,331
Hotels, Restaurants & Leisure - 1.4%
McDonald’s Corp.	1,608	331,473

Household Durables - 1.4%
Leggett & Platt, Inc.(a)	7,595	328,636

Household Products - 5.3%
Clorox Co. (The)	1,694	306,699
Colgate-Palmolive Co.	3,986	299,747
Kimberly-Clark Corp.	2,467	316,590
Procter & Gamble Co. (The)	2,465	304,501
		1,227,537
Industrial Conglomerates - 2.9%
3M Co.	1,965	343,993
Carlisle Cos., Inc.	2,259	328,120
		672,113
Insurance - 6.2%
Aflac, Inc.	7,320	350,555
Cincinnati Financial Corp.	4,087	399,995
Old Republic International Corp.	17,986	347,669
RLI Corp.	3,417	356,530
		1,454,749
IT Services - 1.4%
Automatic Data Processing, Inc.	1,940	337,599

Machinery - 8.7%
Dover Corp.	2,743	338,102
Gorman-Rupp Co. (The)	10,093	322,875
Illinois Tool Works, Inc.	1,652	334,001
Nordson Corp.	1,689	324,981
Stanley Black & Decker, Inc.	1,875	327,825
Tennant Co.	4,882	372,009
		2,019,793
Metals & Mining - 1.5%
Nucor Corp.	6,012	359,638

Multiline Retail - 1.5%
Target Corp.	1,937	355,323

Multi-Utilities - 2.7%
Black Hills Corp.	5,613	332,065
Consolidated Edison, Inc.	4,497	295,228
		627,293
Oil, Gas & Consumable Fuels - 1.9%
Exxon Mobil Corp.	8,133	442,191

Pharmaceuticals - 1.5%
Johnson & Johnson	2,256	357,486

Specialty Retail - 1.6%
Lowe’s Cos., Inc.	2,260	361,035

Tobacco - 1.5%
Universal Corp.	7,043	357,925

Russell U.S. Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.3%
WW Grainger, Inc.	837	311,958

Water Utilities - 5.8%
American States Water Co.	4,583	334,788
California Water Service Group	6,855	376,682
Middlesex Water Co.	4,800	329,616
SJW Group	5,081	318,477
		1,359,563
Wireless Telecommunication Services - 1.4%
Telephone and Data Systems, Inc.	17,750	317,548

TOTAL COMMON STOCKS (Cost $22,332,769)		23,260,478

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.04% (Cost $2,510)	2,510	2,510

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(c)

REPURCHASE AGREEMENTS(d) - 0.0%(c)
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $11,077
(Cost $11,077)	11,077	11,077

Total Investments - 99.8% (Cost $22,346,356)		23,274,065
Other assets less liabilities - 0.2%		49,925
Net Assets - 100.0%		23,323,990

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $293,450, collateralized in the form of cash with a value of $2,510 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $295,276 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $297,786.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $2,510.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.4%

Aerospace & Defense - 4.0%
Boeing Co. (The)
3.20%, 3/1/2029	234,000	239,374
2.95%, 2/1/2030	165,000	167,534
5.15%, 5/1/2030	84,000	97,394
5.71%, 5/1/2040	200,000	248,764
Lockheed Martin Corp.
3.55%, 1/15/2026	62,000	68,890
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	217,120
Raytheon Technologies Corp.
4.50%, 6/1/2042	100,000	122,154
4.63%, 11/16/2048	150,000	183,278
		1,344,508
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
5.30%, 4/1/2050	100,000	136,841

Airlines - 0.5%
Southwest Airlines Co.
4.75%, 5/4/2023	156,000	169,657

Automobiles - 1.6%
General Motors Co.
4.88%, 10/2/2023	200,000	220,126
6.80%, 10/1/2027	250,000	316,035
		536,161
Banks - 10.4%
Bank of America Corp.
3.30%, 1/11/2023	115,000	121,392
4.00%, 4/1/2024	100,000	109,912
4.20%, 8/26/2024	100,000	110,833
Series L, 3.95%, 4/21/2025	150,000	165,729
3.25%, 10/21/2027	100,000	109,455
Series L, 4.18%, 11/25/2027	100,000	112,938
Citigroup, Inc.
2.70%, 10/27/2022	150,000	155,530
3.50%, 5/15/2023	28,000	29,774
3.20%, 10/21/2026	100,000	108,837
4.45%, 9/29/2027	100,000	114,955
4.13%, 7/25/2028	100,000	112,889
4.65%, 7/23/2048	130,000	163,815
JPMorgan Chase & Co.
2.70%, 5/18/2023	250,000	262,007
3.88%, 9/10/2024	40,000	44,057
3.90%, 7/15/2025	154,000	171,289
2.95%, 10/1/2026	202,000	219,124
Truist Bank
1.50%, 3/10/2025	150,000	153,481
2.25%, 3/11/2030	46,000	46,236
US Bancorp
3.00%, 7/30/2029	138,000	148,007
Wells Fargo & Co.
2.63%, 7/22/2022	100,000	103,160
3.30%, 9/9/2024	318,000	345,909
3.55%, 9/29/2025	164,000	180,739
3.00%, 4/22/2026	152,000	164,077
3.00%, 10/23/2026	250,000	270,793
		3,524,938
Beverages - 1.8%
Coca-Cola Co. (The)
2.95%, 3/25/2025	100,000	108,150
1.45%, 6/1/2027	150,000	150,327
Molson Coors Beverage Co.
4.20%, 7/15/2046	128,000	135,590
PepsiCo, Inc.
3.88%, 3/19/2060	170,000	199,566
		593,633
Biotechnology - 5.9%
AbbVie, Inc.
2.90%, 11/6/2022	74,000	77,050
3.60%, 5/14/2025	160,000	175,223
3.20%, 5/14/2026	200,000	217,686
4.70%, 5/14/2045	130,000	156,267
4.45%, 5/14/2046	140,000	163,544
4.88%, 11/14/2048	100,000	125,670
Amgen, Inc.
2.65%, 5/11/2022	200,000	204,466
2.20%, 2/21/2027	244,000	253,817
Biogen, Inc.
5.20%, 9/15/2045	100,000	129,369
Gilead Sciences, Inc.
1.65%, 10/1/2030	165,000	157,715
4.75%, 3/1/2046	150,000	182,199
2.80%, 10/1/2050	155,000	141,133
		1,984,139
Building Products - 0.7%
Carrier Global Corp.
2.49%, 2/15/2027	220,000	230,297

Capital Markets - 6.1%
Bank of New York Mellon Corp. (The)
1.60%, 4/24/2025	70,000	71,886
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	260,000	275,535
4.00%, 3/3/2024	105,000	115,261
3.50%, 11/16/2026	100,000	109,694
3.85%, 1/26/2027	250,000	278,420
3.80%, 3/15/2030	150,000	169,675
6.75%, 10/1/2037	44,000	63,709
5.15%, 5/22/2045	100,000	130,366
Morgan Stanley
2.75%, 5/19/2022	250,000	257,320
3.13%, 1/23/2023	200,000	210,114
Series F, 3.88%, 4/29/2024	100,000	109,936
3.13%, 7/27/2026	100,000	108,992
3.63%, 1/20/2027	25,000	27,959
4.30%, 1/27/2045	100,000	121,374
		2,050,241
Chemicals - 1.4%
Dow Chemical Co. (The)
4.38%, 11/15/2042	110,000	127,467
DuPont de Nemours, Inc.
4.49%, 11/15/2025	46,000	52,539
4.73%, 11/15/2028	150,000	177,622
LYB International Finance III LLC
4.20%, 5/1/2050	100,000	108,267
		465,895

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Consumer Finance - 2.2%
American Express Co.
3.40%, 2/27/2023	100,000	105,722
3.70%, 8/3/2023	100,000	107,627
Capital One Financial Corp.
3.30%, 10/30/2024	100,000	108,430
3.80%, 1/31/2028	100,000	111,929
General Motors Financial Co., Inc.
2.75%, 6/20/2025	232,000	243,729
Synchrony Financial
4.25%, 8/15/2024	66,000	72,382
		749,819
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc.
2.75%, 3/15/2023	100,000	104,492
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	2,000	2,177
4.42%, 11/15/2035	200,000	226,682
		333,351
Diversified Telecommunication Services - 6.0%
AT&T, Inc.
3.00%, 6/30/2022	122,000	125,745
3.40%, 5/15/2025	68,000	74,182
5.25%, 3/1/2037	400,000	490,697
3.85%, 6/1/2060	150,000	142,438
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	220,175
4.13%, 3/16/2027	3,000	3,447
5.25%, 3/16/2037	488,000	623,045
4.86%, 8/21/2046	150,000	183,995
4.52%, 9/15/2048	3,000	3,517
3.00%, 11/20/2060	175,000	155,235
		2,022,476
Electric Utilities - 2.3%
Duke Energy Corp.
2.65%, 9/1/2026	58,000	61,448
Exelon Corp.
4.05%, 4/15/2030	150,000	170,884
Florida Power & Light Co.
2.85%, 4/1/2025	146,000	156,416
Southern California Edison Co.
4.00%, 4/1/2047	227,000	242,898
Southern Co. (The)
3.25%, 7/1/2026	34,000	36,912
Series A, 3.70%, 4/30/2030	115,000	127,430
		795,988
Energy Equipment & Services - 0.6%
Halliburton Co.
2.92%, 3/1/2030	185,000	188,862

Entertainment - 1.7%
Walt Disney Co. (The)
2.65%, 1/13/2031	260,000	270,873
2.75%, 9/1/2049	150,000	139,636
3.80%, 5/13/2060	142,000	157,376
		567,885
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.
3.80%, 8/15/2029	100,000	111,041
Crown Castle International Corp.
3.30%, 7/1/2030	181,000	193,328
Equinix, Inc.
5.38%, 5/15/2027	72,000	77,784
Simon Property Group LP
3.25%, 9/13/2049	235,000	222,773
		604,926
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.
1.60%, 4/20/2030	150,000	145,802
Sysco Corp.
6.60%, 4/1/2050	44,000	64,443
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	130,000	142,740
Walmart, Inc.
3.55%, 6/26/2025	465,000	515,924
		868,909
Food Products - 0.2%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	70,601

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories
4.90%, 11/30/2046	110,000	147,471
DH Europe Finance II Sarl
2.60%, 11/15/2029	100,000	103,947
		251,418
Health Care Providers & Services - 5.2%
Anthem, Inc.
3.65%, 12/1/2027	120,000	134,978
Cigna Corp.
3.75%, 7/15/2023	125,000	134,440
4.38%, 10/15/2028	250,000	290,347
CVS Health Corp.
3.70%, 3/9/2023	2,000	2,127
3.75%, 4/1/2030	300,000	334,745
4.78%, 3/25/2038	125,000	151,094
5.13%, 7/20/2045	183,000	229,345
5.05%, 3/25/2048	54,000	67,594
4.25%, 4/1/2050	150,000	172,007
UnitedHealth Group, Inc.
3.88%, 8/15/2059	220,000	246,360
		1,763,037
Hotels, Restaurants & Leisure - 1.7%
Marriott International, Inc.
Series GG, 3.50%, 10/15/2032	150,000	157,436
McDonald’s Corp.
3.30%, 7/1/2025	190,000	207,221
Starbucks Corp.
2.25%, 3/12/2030	224,000	226,891
		591,548
Industrial Conglomerates - 1.2%
General Electric Co.
4.35%, 5/1/2050	380,000	417,665

Insurance - 1.4%
American International Group, Inc.
2.50%, 6/30/2025	20,000	21,094
4.75%, 4/1/2048	150,000	185,006

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	102,000	121,403
Prudential Financial, Inc.
3.70%, 3/13/2051	150,000	163,676
		491,179
Interactive Media & Services - 0.9%
Alphabet, Inc.
2.00%, 8/15/2026	150,000	157,315
0.80%, 8/15/2027	150,000	145,274
		302,589
Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.
0.40%, 6/3/2023	250,000	250,534
0.80%, 6/3/2025	50,000	49,811
1.20%, 6/3/2027	144,000	142,812
1.50%, 6/3/2030	150,000	145,234
3.88%, 8/22/2037	2,000	2,345
Booking Holdings, Inc.
4.63%, 4/13/2030	100,000	118,798
		709,534
IT Services - 3.8%
Fiserv, Inc.
2.65%, 6/1/2030	24,000	24,693
4.40%, 7/1/2049	150,000	176,875
Global Payments, Inc.
2.90%, 5/15/2030	100,000	103,872
International Business Machines Corp.
3.50%, 5/15/2029	250,000	274,727
4.25%, 5/15/2049	135,000	158,393
Mastercard, Inc.
3.85%, 3/26/2050	62,000	71,855
PayPal Holdings, Inc.
2.40%, 10/1/2024	150,000	158,603
1.65%, 6/1/2025	12,000	12,292
Visa, Inc.
3.15%, 12/14/2025	150,000	164,390
2.70%, 4/15/2040	150,000	151,159
		1,296,859
Machinery - 0.4%
Caterpillar, Inc.
3.25%, 4/9/2050	120,000	126,466

Media - 3.7%
Comcast Corp.
3.00%, 2/1/2024	300,000	320,930
3.95%, 10/15/2025	118,000	132,555
4.60%, 10/15/2038	164,000	202,531
3.75%, 4/1/2040	150,000	167,795
4.70%, 10/15/2048	44,000	54,957
2.65%, 8/15/2062	150,000	130,229
Discovery Communications LLC
4.65%, 5/15/2050	100,000	114,580
Fox Corp.
4.71%, 1/25/2029	2,000	2,336
ViacomCBS, Inc.
4.20%, 5/19/2032	16,000	18,293
4.38%, 3/15/2043	100,000	111,936
		1,256,142
Multi-Utilities - 0.2%
NiSource, Inc.
0.95%, 8/15/2025	74,000	72,948

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.
2.24%, 5/11/2030	274,000	278,802
Chevron USA, Inc.
2.34%, 8/12/2050	180,000	153,690
ConocoPhillips
6.50%, 2/1/2039	100,000	145,629
Exxon Mobil Corp.
3.04%, 3/1/2026	92,000	99,551
4.23%, 3/19/2040	240,000	273,442
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	113,699
Marathon Petroleum Corp.
4.70%, 5/1/2025	50,000	56,744
MPLX LP
2.65%, 8/15/2030	150,000	148,409
Phillips 66
4.88%, 11/15/2044	100,000	120,490
Valero Energy Corp.
2.85%, 4/15/2025	188,000	197,938
Williams Cos., Inc. (The)
5.10%, 9/15/2045	2,000	2,348
4.85%, 3/1/2048	63,000	72,339
		1,663,081
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.
3.20%, 6/15/2026	120,000	131,799
1.45%, 11/13/2030	190,000	181,588
4.13%, 6/15/2039	250,000	298,597
Eli Lilly and Co.
3.38%, 3/15/2029	68,000	75,806
Johnson & Johnson
3.70%, 3/1/2046	16,000	18,275
2.45%, 9/1/2060	156,000	140,248
Merck & Co., Inc.
2.75%, 2/10/2025	16,000	17,098
0.75%, 2/24/2026	100,000	99,262
1.45%, 6/24/2030	150,000	144,306
Pfizer, Inc.
2.55%, 5/28/2040	198,000	193,620
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	94,000	104,705
		1,405,304
Semiconductors & Semiconductor Equipment - 4.1%
Broadcom, Inc.
3.15%, 11/15/2025	96,000	102,985
4.15%, 11/15/2030	115,000	126,335
4.30%, 11/15/2032	350,000	390,887
Intel Corp.
3.73%, 12/8/2047	180,000	199,329
4.75%, 3/25/2050	33,000	42,375
4.95%, 3/25/2060	90,000	121,649
Micron Technology, Inc.
4.66%, 2/15/2030	28,000	32,714
NVIDIA Corp.
2.85%, 4/1/2030	200,000	213,970

S&P 500® Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	165,687
		1,395,931
Software - 4.7%
Microsoft Corp.
3.30%, 2/6/2027	250,000	278,116
3.70%, 8/8/2046	220,000	256,575
3.95%, 8/8/2056	170,000	208,240
Oracle Corp.
2.40%, 9/15/2023	248,000	259,983
2.65%, 7/15/2026	52,000	55,565
2.95%, 4/1/2030	150,000	160,564
3.60%, 4/1/2040	150,000	160,862
3.60%, 4/1/2050	200,000	206,859
		1,586,764
Specialty Retail - 1.1%
Home Depot, Inc. (The)
4.50%, 12/6/2048	110,000	136,694
Lowe’s Cos., Inc.
4.00%, 4/15/2025	100,000	111,210
TJX Cos., Inc. (The)
3.75%, 4/15/2027	106,000	119,547
		367,451
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.
2.85%, 2/23/2023	140,000	146,434
2.40%, 5/3/2023	150,000	156,709
0.75%, 5/11/2023	50,000	50,431
2.85%, 5/11/2024	150,000	160,487
3.25%, 2/23/2026	150,000	164,746
3.35%, 2/9/2027	100,000	110,914
2.90%, 9/12/2027	100,000	108,680
1.25%, 8/20/2030	150,000	141,496
3.85%, 5/4/2043	168,000	193,976
3.45%, 2/9/2045	100,000	107,826
4.65%, 2/23/2046	6,000	7,626
3.75%, 11/13/2047	100,000	112,339
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(a)	100,000	130,124
HP, Inc.
6.00%, 9/15/2041	136,000	174,082
		1,765,870
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc.
3.25%, 3/27/2040	150,000	161,682

Tobacco - 1.2%
Altria Group, Inc.
4.40%, 2/14/2026	165,000	187,531
5.38%, 1/31/2044	100,000	119,817
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	113,862
		421,210
TOTAL CORPORATE BONDS (Cost $33,786,029)		33,285,805

SHORT-TERM INVESTMENTS - 2.1%

REPURCHASE AGREEMENTS(b) - 2.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $712,249
(Cost $712,248)	712,248	712,248

Total Investments - 100.5% (Cost $34,498,277)		33,998,053
Liabilities in excess of other assets - (0.5%)		(168,533)
Net Assets - 100.0%		33,829,520

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of February 28, 2021.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.6%
General Dynamics Corp.	717,995	117,370,643

Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	1,169,756	107,430,391

Banks - 2.0%
People’s United Financial, Inc.	7,812,542	140,157,004

Beverages - 4.5%
Brown-Forman Corp., Class B	1,505,877	107,790,676
Coca-Cola Co. (The)	2,262,076	110,819,103
PepsiCo, Inc.	791,458	102,248,459
		320,858,238
Biotechnology - 1.5%
AbbVie, Inc.	989,429	106,601,080

Building Products - 1.6%
A O Smith Corp.	1,898,723	112,727,185

Capital Markets - 4.7%
Franklin Resources, Inc.	4,143,864	108,444,921
S&P Global, Inc.(a)	348,062	114,637,700
T. Rowe Price Group, Inc.	702,183	113,851,952
		336,934,573
Chemicals - 8.7%
Air Products and Chemicals, Inc.	386,771	98,866,403
Albemarle Corp.	631,444	99,269,311
Ecolab, Inc.	516,446	108,123,135
Linde plc	436,171	106,543,490
PPG Industries, Inc.	795,879	107,300,407
Sherwin-Williams Co. (The)	149,813	101,923,776
		622,026,522
Commercial Services & Supplies - 1.5%
Cintas Corp.	338,042	109,640,542

Containers & Packaging - 1.5%
Amcor plc	9,890,720	108,204,477

Distributors - 1.6%
Genuine Parts Co.	1,079,182	113,691,824

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	3,791,499	105,744,907

Electric Utilities - 1.3%
NextEra Energy, Inc.	1,302,555	95,711,741

Electrical Equipment - 1.6%
Emerson Electric Co.	1,310,021	112,530,804

Equity Real Estate Investment Trusts (REITs) - 4.9%
Essex Property Trust, Inc.	450,557	114,797,418
Federal Realty Investment Trust	1,238,994	125,349,023
Realty Income Corp.	1,833,023	110,457,966
		350,604,407
Food & Staples Retailing - 4.5%
Sysco Corp.	1,458,991	116,179,453
Walgreens Boots Alliance, Inc.	2,311,656	110,797,672
Walmart, Inc.	749,594	97,387,253
		324,364,378
Food Products - 4.6%
Archer-Daniels-Midland Co.	2,076,639	117,496,234
Hormel Foods Corp.	2,415,505	112,006,967
McCormick & Co., Inc. (Non-Voting)	1,193,949	100,626,022
		330,129,223
Gas Utilities - 1.5%
Atmos Energy Corp.	1,231,205	104,172,255

Health Care Equipment & Supplies - 6.0%
Abbott Laboratories	972,068	116,434,305
Becton Dickinson and Co.	423,916	102,227,343
Medtronic plc	940,882	110,054,968
West Pharmaceutical Services, Inc.	365,518	102,582,627
		431,299,243
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,980,287	102,024,386

Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	514,051	105,966,473

Household Durables - 1.5%
Leggett & Platt, Inc.(a)	2,482,193	107,404,491

Household Products - 5.8%
Clorox Co. (The)	542,072	98,142,136
Colgate-Palmolive Co.	1,402,840	105,493,568
Kimberly-Clark Corp.	829,650	106,468,984
Procter & Gamble Co. (The)	843,754	104,228,932
		414,333,620
Industrial Conglomerates - 3.0%
3M Co.	648,888	113,594,333
Roper Technologies, Inc.	261,648	98,803,518
		212,397,851
Insurance - 5.0%
Aflac, Inc.	2,362,440	113,137,252
Chubb Ltd.	719,125	116,915,342
Cincinnati Financial Corp.(a)	1,256,162	122,940,575
		352,993,169
IT Services - 3.2%
Automatic Data Processing, Inc.	677,171	117,841,297
International Business Machines Corp.(a)	924,779	109,983,967
		227,825,264
Machinery - 7.8%
Caterpillar, Inc.	571,471	123,369,159
Dover Corp.	875,264	107,885,041
Illinois Tool Works, Inc.	539,114	108,998,069
Pentair plc	1,891,826	105,809,828
Stanley Black & Decker, Inc.	626,038	109,456,484
		555,518,581
Metals & Mining - 1.7%
Nucor Corp.	2,002,338	119,779,859

Multiline Retail - 1.5%
Target Corp.	571,560	104,846,966

Multi-Utilities - 1.5%
Consolidated Edison, Inc.	1,593,608	104,620,365

S&P 500® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	1,195,771	119,577,100
Exxon Mobil Corp.	2,312,631	125,737,747
		245,314,847
Pharmaceuticals - 1.5%
Johnson & Johnson	670,670	106,274,368

Specialty Retail - 1.4%
Lowe’s Cos., Inc.	636,242	101,639,660

Textiles, Apparel & Luxury Goods - 1.5%
VF Corp.	1,307,991	103,501,328

Trading Companies & Distributors - 1.5%
WW Grainger, Inc.	278,757	103,895,521

TOTAL COMMON STOCKS (Cost $6,102,101,282)		7,118,536,186

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.0%(b)

REPURCHASE AGREEMENTS(c) - 0.0%(b)
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $1,658,538
(Cost $1,658,537)	1,658,537	1,658,537

Total Investments - 99.8% (Cost $6,103,759,819)		7,120,194,723
Other assets less liabilities - 0.2%		15,126,481
Net Assets - 100.0%		7,135,321,204

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $6,319,101, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $6,506,958.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 1.6%
Boeing Co. (The)*	370	78,444
General Dynamics Corp.	162	26,482
Howmet Aerospace, Inc.*	271	7,618
Huntington Ingalls Industries, Inc.	28	4,926
L3Harris Technologies, Inc.	147	26,741
Lockheed Martin Corp.	172	56,803
Northrop Grumman Corp.	108	31,499
Raytheon Technologies Corp.	1,060	76,309
Teledyne Technologies, Inc.*	26	9,646
Textron, Inc.	159	8,004
TransDigm Group, Inc.*	38	21,913
		348,385
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	96	8,722
Expeditors International of Washington, Inc.	118	10,837
FedEx Corp.	169	43,010
United Parcel Service, Inc., Class B	499	78,757
		141,326
Airlines - 0.3%
Alaska Air Group, Inc.*	85	5,527
American Airlines Group, Inc.*	425	8,900
Delta Air Lines, Inc.*	444	21,285
Southwest Airlines Co.	411	23,891
United Airlines Holdings, Inc.*	204	10,747
		70,350
Auto Components - 0.2%
Aptiv plc*(a)	189	28,320
BorgWarner, Inc.	170	7,650
		35,970
Automobiles - 2.0%
Ford Motor Co.*	2,727	31,906
General Motors Co.	878	45,068
Tesla, Inc.*	529	357,339
		434,313
Banks - 4.5%
Bank of America Corp.	5,315	184,484
Citigroup, Inc.	1,453	95,724
Citizens Financial Group, Inc.	296	12,858
Comerica, Inc.	97	6,606
Fifth Third Bancorp	497	17,241
First Republic Bank	122	20,100
Huntington Bancshares, Inc.(a)	710	10,891
JPMorgan Chase & Co.	2,128	313,178
KeyCorp	681	13,715
M&T Bank Corp.	89	13,434
People’s United Financial, Inc.	295	5,292
PNC Financial Services Group, Inc. (The)	295	49,666
Regions Financial Corp.	670	13,822
SVB Financial Group*	36	18,193
Truist Financial Corp.	940	53,542
US Bancorp	956	47,800
Wells Fargo & Co.	2,886	104,387
Zions Bancorp NA	113	6,008
		986,941
Beverages - 1.5%
Brown-Forman Corp., Class B	128	9,162
Coca-Cola Co. (The)	2,700	132,273
Constellation Brands, Inc., Class A	118	25,269
Molson Coors Beverage Co., Class B	131	5,823
Monster Beverage Corp.*	258	22,637
PepsiCo, Inc.	964	124,539
		319,703
Biotechnology - 1.9%
AbbVie, Inc.	1,233	132,843
Alexion Pharmaceuticals, Inc.*	153	23,371
Amgen, Inc.	406	91,318
Biogen, Inc.*	108	29,471
Gilead Sciences, Inc.	875	53,725
Incyte Corp.*	130	10,226
Regeneron Pharmaceuticals, Inc.*	74	33,342
Vertex Pharmaceuticals, Inc.*	182	38,684
		412,980
Building Products - 0.5%
A O Smith Corp.	94	5,581
Allegion plc	64	6,962
Carrier Global Corp.	567	20,712
Fortune Brands Home & Security, Inc.	98	8,148
Johnson Controls International plc	504	28,118
Masco Corp.	182	9,686
Trane Technologies plc	168	25,744
		104,951
Capital Markets - 3.0%
Ameriprise Financial, Inc.	82	18,142
Bank of New York Mellon Corp. (The)	569	23,989
BlackRock, Inc.	99	68,755
Cboe Global Markets, Inc.	76	7,521
Charles Schwab Corp. (The)	1,040	64,189
CME Group, Inc.	251	50,125
Franklin Resources, Inc.	189	4,946
Goldman Sachs Group, Inc. (The)	241	76,995
Intercontinental Exchange, Inc.	392	43,241
Invesco Ltd.	263	5,896
MarketAxess Holdings, Inc.	27	15,010
Moody’s Corp.	113	31,063
Morgan Stanley	1,048	80,560
MSCI, Inc.	58	24,042
Nasdaq, Inc.	80	11,063
Northern Trust Corp.	145	13,794
Raymond James Financial, Inc.	85	9,923
S&P Global, Inc.	168	55,332
State Street Corp.	245	17,829
T. Rowe Price Group, Inc.	158	25,618
		648,033
Chemicals - 1.9%
Air Products and Chemicals, Inc.	155	39,621
Albemarle Corp.	80	12,577
Celanese Corp.	82	11,390
CF Industries Holdings, Inc.	149	6,747
Corteva, Inc.	520	23,478
Dow, Inc.	517	30,663
DuPont de Nemours, Inc.	374	26,300
Eastman Chemical Co.	95	10,380
Ecolab, Inc.	174	36,429
FMC Corp.	90	9,152
International Flavors & Fragrances, Inc.	174	23,579
Linde plc	366	89,403

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	180	18,556
Mosaic Co. (The)	240	7,056
PPG Industries, Inc.	165	22,245
Sherwin-Williams Co. (The)	57	38,779
		406,355
Commercial Services & Supplies - 0.4%
Cintas Corp.	61	19,785
Copart, Inc.*	145	15,828
Republic Services, Inc.	148	13,186
Rollins, Inc.	154	5,108
Waste Management, Inc.	271	30,051
		83,958
Communications Equipment - 0.8%
Arista Networks, Inc.*	38	10,634
Cisco Systems, Inc.	2,949	132,322
F5 Networks, Inc.*	43	8,169
Juniper Networks, Inc.	230	5,354
Motorola Solutions, Inc.	118	20,707
		177,186
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	90	10,357
Quanta Services, Inc.	96	8,050
		18,407
Construction Materials - 0.1%
Martin Marietta Materials, Inc.(a)	44	14,822
Vulcan Materials Co.	92	15,363
		30,185
Consumer Finance - 0.6%
American Express Co.	455	61,543
Capital One Financial Corp.	319	38,341
Discover Financial Services	213	20,037
Synchrony Financial	377	14,582
		134,503
Containers & Packaging - 0.3%
Amcor plc	1,094	11,969
Avery Dennison Corp.	58	10,162
Ball Corp.	228	19,469
International Paper Co.	274	13,604
Packaging Corp. of America	67	8,845
Sealed Air Corp.	107	4,483
Westrock Co.	183	7,977
		76,509
Distributors - 0.1%
Genuine Parts Co.	101	10,640
LKQ Corp.*	194	7,642
Pool Corp.	28	9,374
		27,656
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	1,358	326,613

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	4,975	138,753
Lumen Technologies, Inc.	689	8,468
Verizon Communications, Inc.	2,889	159,761
		306,982
Electric Utilities - 1.6%
Alliant Energy Corp.	174	8,032
American Electric Power Co., Inc.	346	25,898
Duke Energy Corp.	513	43,908
Edison International	264	14,253
Entergy Corp.	140	12,153
Evergy, Inc.	158	8,473
Eversource Energy	239	18,996
Exelon Corp.	681	26,287
FirstEnergy Corp.	377	12,494
NextEra Energy, Inc.	1,368	100,521
NRG Energy, Inc.	169	6,170
Pinnacle West Capital Corp.	79	5,524
PPL Corp.	536	14,038
Southern Co. (The)	737	41,803
Xcel Energy, Inc.	367	21,502
		360,052
Electrical Equipment - 0.5%
AMETEK, Inc.	161	18,993
Eaton Corp. plc	278	36,193
Emerson Electric Co.	418	35,906
Rockwell Automation, Inc.	81	19,706
		110,798
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	209	26,267
CDW Corp.	100	15,689
Corning, Inc.	533	20,382
FLIR Systems, Inc.	90	4,806
IPG Photonics Corp.*	25	5,684
Keysight Technologies, Inc.*	130	18,397
TE Connectivity Ltd.	232	30,167
Trimble, Inc.*	175	12,974
Vontier Corp.*	94	2,952
Zebra Technologies Corp., Class A*	37	18,479
		155,797
Entertainment - 2.3%
Activision Blizzard, Inc.	539	51,534
Electronic Arts, Inc.	203	27,196
Live Nation Entertainment, Inc.*	100	8,886
Netflix, Inc.*	308	165,966
Take-Two Interactive Software, Inc.*	80	14,757
Walt Disney Co. (The)*	1,264	238,946
		507,285
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	86	13,733
American Tower Corp.	310	67,000
AvalonBay Communities, Inc.	98	17,224
Boston Properties, Inc.	99	9,814
Crown Castle International Corp.	300	46,725
Digital Realty Trust, Inc.	196	26,407
Duke Realty Corp.	259	10,166
Equinix, Inc.	62	40,197
Equity Residential	238	15,568
Essex Property Trust, Inc.	46	11,720
Extra Space Storage, Inc.	90	11,313
Federal Realty Investment Trust	48	4,856
Healthpeak Properties, Inc.	374	10,880
Host Hotels & Resorts, Inc.	492	8,162
Iron Mountain, Inc.	201	6,993
Kimco Realty Corp.	300	5,499
Mid-America Apartment Communities, Inc.	80	10,778
Prologis, Inc.	516	51,120
Public Storage	106	24,798
Realty Income Corp.	244	14,703
Regency Centers Corp.	109	5,971
SBA Communications Corp.	78	19,900

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Simon Property Group, Inc.	229	25,859
SL Green Realty Corp.(a)	51	3,523
UDR, Inc.	205	8,440
Ventas, Inc.	261	13,807
Vornado Realty Trust	109	4,680
Welltower, Inc.	291	19,759
Weyerhaeuser Co.	520	17,612
		527,207
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	308	101,948
Kroger Co. (The)	539	17,361
Sysco Corp.	355	28,269
Walgreens Boots Alliance, Inc.	501	24,013
Walmart, Inc.	968	125,762
		297,353
Food Products - 1.0%
Archer-Daniels-Midland Co.	389	22,010
Campbell Soup Co.	140	6,367
Conagra Brands, Inc.	340	11,536
General Mills, Inc.	427	23,489
Hershey Co. (The)	103	15,002
Hormel Foods Corp.	195	9,042
J M Smucker Co. (The)	80	8,960
Kellogg Co.	177	10,215
Kraft Heinz Co. (The)	451	16,408
Lamb Weston Holdings, Inc.	103	8,216
McCormick & Co., Inc. (Non-Voting)	174	14,665
Mondelez International, Inc., Class A	999	53,107
Tyson Foods, Inc., Class A	205	13,872
		212,889
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	88	7,446

Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	1,238	148,288
ABIOMED, Inc.*	31	10,061
Align Technology, Inc.*	50	28,355
Baxter International, Inc.	356	27,658
Becton Dickinson and Co.	203	48,953
Boston Scientific Corp.*	999	38,741
Cooper Cos., Inc. (The)	34	13,128
Danaher Corp.	442	97,094
DENTSPLY SIRONA, Inc.	152	8,067
DexCom, Inc.*	68	27,049
Edwards Lifesciences Corp.*	435	36,148
Hologic, Inc.*	179	12,904
IDEXX Laboratories, Inc.*	59	30,690
Intuitive Surgical, Inc.*	82	60,418
Medtronic plc	940	109,952
ResMed, Inc.	102	19,664
STERIS plc	59	10,313
Stryker Corp.	229	55,576
Teleflex, Inc.	32	12,740
Varian Medical Systems, Inc.*	63	11,042
West Pharmaceutical Services, Inc.	52	14,594
Zimmer Biomet Holdings, Inc.	145	23,644
		845,079
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	103	10,426
Anthem, Inc.	174	52,755
Cardinal Health, Inc.	205	10,561
Centene Corp.*	404	23,650
Cigna Corp.	253	53,105
CVS Health Corp.	914	62,271
DaVita, Inc.*	52	5,311
HCA Healthcare, Inc.	185	31,825
Henry Schein, Inc.*	99	6,123
Humana, Inc.	92	34,928
Laboratory Corp. of America Holdings*	69	16,554
McKesson Corp.	112	18,986
Quest Diagnostics, Inc.	95	10,981
UnitedHealth Group, Inc.	663	220,262
Universal Health Services, Inc., Class B*	54	6,768
		564,506
Health Care Technology - 0.1%
Cerner Corp.	213	14,727

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.*	557	14,900
Chipotle Mexican Grill, Inc.*	20	28,840
Darden Restaurants, Inc.	91	12,497
Domino’s Pizza, Inc.	28	9,702
Hilton Worldwide Holdings, Inc.*	194	23,994
Las Vegas Sands Corp.	229	14,335
Marriott International, Inc., Class A*	186	27,541
McDonald’s Corp.	521	107,399
MGM Resorts International	285	10,770
Norwegian Cruise Line Holdings Ltd.*(a)	219	6,474
Royal Caribbean Cruises Ltd.	129	12,032
Starbucks Corp.	819	88,477
Wynn Resorts Ltd.*	73	9,616
Yum! Brands, Inc.	211	21,845
		388,422
Household Durables - 0.4%
DR Horton, Inc.	231	17,757
Garmin Ltd.	104	12,898
Leggett & Platt, Inc.	91	3,938
Lennar Corp., Class A	191	15,847
Mohawk Industries, Inc.*	42	7,350
Newell Brands, Inc.	263	6,094
NVR, Inc.*	2	9,002
PulteGroup, Inc.	186	8,390
Whirlpool Corp.	44	8,363
		89,639
Household Products - 1.5%
Church & Dwight Co., Inc.	173	13,624
Clorox Co. (The)	88	15,932
Colgate-Palmolive Co.	599	45,045
Kimberly-Clark Corp.	238	30,543
Procter & Gamble Co. (The)	1,731	213,830
		318,974
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	464	12,324

Industrial Conglomerates - 1.3%
3M Co.	402	70,374
General Electric Co.	6,115	76,682
Honeywell International, Inc.	490	99,152
Roper Technologies, Inc.	74	27,944
		274,152

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Insurance - 2.0%
Aflac, Inc.	455	21,790
Allstate Corp. (The)	213	22,706
American International Group, Inc.	601	26,414
Aon plc, Class A	160	36,433
Arthur J Gallagher & Co.	134	16,053
Assurant, Inc.	42	5,175
Chubb Ltd.	315	51,213
Cincinnati Financial Corp.(a)	105	10,276
Everest Re Group Ltd.	28	6,771
Globe Life, Inc.	68	6,351
Hartford Financial Services Group, Inc. (The)	249	12,622
Lincoln National Corp.	126	7,166
Loews Corp.	162	7,745
Marsh & McLennan Cos., Inc.	353	40,673
MetLife, Inc.	533	30,701
Principal Financial Group, Inc.	178	10,071
Progressive Corp. (The)	408	35,067
Prudential Financial, Inc.	275	23,848
Travelers Cos., Inc. (The)	178	25,899
Unum Group	141	3,734
W R Berkley Corp.	98	6,794
Willis Towers Watson plc	90	19,858
		427,360
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A*	210	424,601
Alphabet, Inc., Class C*	203	413,483
Facebook, Inc., Class A*	1,679	432,544
Twitter, Inc.*	554	42,691
		1,313,319
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	297	918,600
Booking Holdings, Inc.*	29	67,527
eBay, Inc.	457	25,784
Etsy, Inc.*	88	19,384
Expedia Group, Inc.	96	15,456
		1,046,751
IT Services - 5.5%
Accenture plc, Class A	442	110,898
Akamai Technologies, Inc.*	114	10,773
Automatic Data Processing, Inc.	299	52,032
Broadridge Financial Solutions, Inc.	81	11,542
Cognizant Technology Solutions Corp., Class A	373	27,408
DXC Technology Co.	177	4,464
Fidelity National Information Services, Inc.	433	59,754
Fiserv, Inc.*	401	46,263
FleetCor Technologies, Inc.*	58	16,084
Gartner, Inc.*	62	11,101
Global Payments, Inc.	210	41,578
International Business Machines Corp.(a)	623	74,093
Jack Henry & Associates, Inc.	53	7,867
Leidos Holdings, Inc.	94	8,314
Mastercard, Inc., Class A	614	217,264
Paychex, Inc.	222	20,218
PayPal Holdings, Inc.*	817	212,297
VeriSign, Inc.*	71	13,776
Visa, Inc., Class A	1,185	251,682
Western Union Co. (The)	286	6,641
		1,204,049
Leisure Products - 0.0%(b)
Hasbro, Inc.	89	8,340

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	214	26,123
Bio-Rad Laboratories, Inc., Class A*	15	8,767
Illumina, Inc.*	102	44,820
IQVIA Holdings, Inc.*	134	25,834
Mettler-Toledo International, Inc.*	17	18,973
PerkinElmer, Inc.	78	9,835
Thermo Fisher Scientific, Inc.	276	124,222
Waters Corp.*	44	12,051
		270,625
Machinery - 1.8%
Caterpillar, Inc.	379	81,819
Cummins, Inc.	104	26,333
Deere & Co.	219	76,457
Dover Corp.	101	12,449
Flowserve Corp.	90	3,330
Fortive Corp.	235	15,468
IDEX Corp.	53	10,344
Illinois Tool Works, Inc.	202	40,840
Ingersoll Rand, Inc.*	259	12,002
Otis Worldwide Corp.	284	18,094
PACCAR, Inc.	241	21,929
Parker-Hannifin Corp.	90	25,826
Pentair plc	115	6,432
Snap-on, Inc.	37	7,515
Stanley Black & Decker, Inc.	112	19,582
Westinghouse Air Brake Technologies Corp.	124	8,981
Xylem, Inc.	126	12,545
		399,946
Media - 1.4%
Charter Communications, Inc., Class A*	102	62,569
Comcast Corp., Class A	3,187	168,019
Discovery, Inc., Class A*	111	5,886
Discovery, Inc., Class C*	206	9,270
DISH Network Corp., Class A*	172	5,420
Fox Corp., Class A	235	7,828
Fox Corp., Class B	107	3,416
Interpublic Group of Cos., Inc. (The)	271	7,079
News Corp., Class A	271	6,355
News Corp., Class B	84	1,925
Omnicom Group, Inc.	150	10,309
ViacomCBS, Inc.(a)	393	25,345
		313,421
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	1,013	34,351
Newmont Corp.	560	30,453
Nucor Corp.	210	12,562
		77,366
Multiline Retail - 0.5%
Dollar General Corp.	171	32,317
Dollar Tree, Inc.*	164	16,105
Target Corp.	349	64,021
		112,443

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Multi-Utilities - 0.8%
Ameren Corp.	172	12,086
CenterPoint Energy, Inc.	379	7,368
CMS Energy Corp.	200	10,822
Consolidated Edison, Inc.	238	15,625
Dominion Energy, Inc.	570	38,942
DTE Energy Co.	135	15,892
NiSource, Inc.	266	5,746
Public Service Enterprise Group, Inc.	353	19,002
Sempra Energy	202	23,428
WEC Energy Group, Inc.	219	17,660
		166,571
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	158	45,166

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	1,578	96,779
Catalent, Inc.*	115	13,076
Eli Lilly and Co.	554	113,509
Johnson & Johnson	1,838	291,249
Merck & Co., Inc.	1,766	128,247
Perrigo Co. plc	95	3,834
Pfizer, Inc.	3,881	129,975
Viatris, Inc.*	841	12,489
Zoetis, Inc.	332	51,540
		840,698
Professional Services - 0.3%
Equifax, Inc.	85	13,760
IHS Markit Ltd.	260	23,441
Nielsen Holdings plc	248	5,558
Robert Half International, Inc.	79	6,145
Verisk Analytics, Inc.	113	18,515
		67,419
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	234	17,730

Road & Rail - 1.0%
CSX Corp.	534	48,888
JB Hunt Transport Services, Inc.	58	8,518
Kansas City Southern	65	13,802
Norfolk Southern Corp.	178	44,867
Old Dominion Freight Line, Inc.	68	14,604
Union Pacific Corp.	471	97,007
		227,686
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc.*	841	71,073
Analog Devices, Inc.	258	40,202
Applied Materials, Inc.	638	75,405
Broadcom, Inc.	282	132,503
Enphase Energy, Inc.*	88	15,493
Intel Corp.	2,859	173,770
KLA Corp.	108	33,613
Lam Research Corp.	101	57,286
Maxim Integrated Products, Inc.	186	17,330
Microchip Technology, Inc.	182	27,779
Micron Technology, Inc.*	776	71,027
Monolithic Power Systems, Inc.	29	10,861
NVIDIA Corp.	432	236,987
Qorvo, Inc.*	80	13,978
QUALCOMM, Inc.	790	107,590
Skyworks Solutions, Inc.	116	20,627
Teradyne, Inc.(a)	116	14,919
Texas Instruments, Inc.	641	110,425
Xilinx, Inc.	171	22,281
		1,253,149
Software - 8.8%
Adobe, Inc.*	335	153,989
ANSYS, Inc.*	60	20,459
Autodesk, Inc.*	154	42,504
Cadence Design Systems, Inc.*	195	27,513
Citrix Systems, Inc.	86	11,488
Fortinet, Inc.*	95	16,041
Intuit, Inc.	184	71,786
Microsoft Corp.	5,278	1,226,502
NortonLifeLock, Inc.	412	8,038
Oracle Corp.	1,324	85,411
Paycom Software, Inc.*	34	12,724
salesforce.com, Inc.*	639	138,343
ServiceNow, Inc.*	136	72,551
Synopsys, Inc.*	107	26,237
Tyler Technologies, Inc.*	28	12,976
		1,926,562
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	48	7,697
AutoZone, Inc.*	17	19,719
Best Buy Co., Inc.	161	16,156
CarMax, Inc.*	114	13,624
Gap, Inc. (The)*	142	3,543
Home Depot, Inc. (The)	752	194,272
L Brands, Inc.*	162	8,855
Lowe’s Cos., Inc.	511	81,632
O’Reilly Automotive, Inc.*	51	22,814
Ross Stores, Inc.	249	29,043
TJX Cos., Inc. (The)	838	55,299
Tractor Supply Co.	81	12,876
Ulta Beauty, Inc.*	39	12,571
		478,101
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	11,159	1,353,142
Hewlett Packard Enterprise Co.	897	13,060
HP, Inc.	958	27,753
NetApp, Inc.	155	9,703
Seagate Technology plc	155	11,351
Western Digital Corp.	212	14,529
Xerox Holdings Corp.	115	2,930
		1,432,468
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	242	4,281
NIKE, Inc., Class B	876	118,067
PVH Corp.	50	4,998
Ralph Lauren Corp.	33	3,864
Tapestry, Inc.	193	8,133
Under Armour, Inc., Class A*	131	2,867
Under Armour, Inc., Class C*(a)	135	2,457
VF Corp.	222	17,567
		162,234
Tobacco - 0.7%
Altria Group, Inc.	1,297	56,549
Philip Morris International, Inc.	1,087	91,330
		147,879
Trading Companies & Distributors - 0.2%
Fastenal Co.	400	18,548
United Rentals, Inc.*(a)	51	15,166

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
WW Grainger, Inc.	31	11,554
		45,268
Water Utilities - 0.1%
American Water Works Co., Inc.	127	18,019

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	407	48,828

TOTAL COMMON STOCKS (Cost $18,336,619)		21,829,354

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $14,568
(Cost $14,568)	14,568	14,568

Total Investments - 99.9% (Cost $18,351,187)		21,843,922
Other assets less liabilities - 0.1%		15,962
Net Assets - 100.0%		21,859,884

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $170,364, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.09% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $175,390.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.8%
Boeing Co. (The)*	116	24,593
General Dynamics Corp.	51	8,337
Howmet Aerospace, Inc.*	84	2,361
Huntington Ingalls Industries, Inc.	9	1,583
L3Harris Technologies, Inc.	46	8,368
Lockheed Martin Corp.	54	17,834
Northrop Grumman Corp.	34	9,916
Raytheon Technologies Corp.	329	23,685
Teledyne Technologies, Inc.*	8	2,968
Textron, Inc.	49	2,467
TransDigm Group, Inc.*	12	6,920
		109,032
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	30	2,725
Expeditors International of Washington, Inc.	37	3,398
FedEx Corp.	53	13,489
United Parcel Service, Inc., Class B	155	24,464
		44,076
Airlines - 0.4%
Alaska Air Group, Inc.*	26	1,690
American Airlines Group, Inc.*	132	2,764
Delta Air Lines, Inc.*	138	6,616
Southwest Airlines Co.	128	7,441
United Airlines Holdings, Inc.*	63	3,319
		21,830
Auto Components - 0.2%
Aptiv plc*(a)	59	8,841
BorgWarner, Inc.	52	2,340
		11,181
Automobiles - 2.2%
Ford Motor Co.*	847	9,910
General Motors Co.	272	13,962
Tesla, Inc.*	164	110,782
		134,654
Beverages - 1.6%
Brown-Forman Corp., Class B	39	2,792
Coca-Cola Co. (The)	839	41,103
Constellation Brands, Inc., Class A	37	7,923
Molson Coors Beverage Co., Class B	40	1,778
Monster Beverage Corp.*	80	7,019
PepsiCo, Inc.	300	38,757
		99,372
Biotechnology - 2.1%
AbbVie, Inc.	384	41,372
Alexion Pharmaceuticals, Inc.*	48	7,332
Amgen, Inc.	127	28,565
Biogen, Inc.*	34	9,278
Gilead Sciences, Inc.	271	16,640
Incyte Corp.*	41	3,225
Regeneron Pharmaceuticals, Inc.*	23	10,363
Vertex Pharmaceuticals, Inc.*	57	12,115
		128,890
Building Products - 0.5%
A O Smith Corp.	29	1,722
Allegion plc	20	2,176
Carrier Global Corp.	175	6,393
Fortune Brands Home & Security, Inc.	30	2,494
Johnson Controls International plc	156	8,703
Masco Corp.	56	2,980
Trane Technologies plc	52	7,968
		32,436
Chemicals - 2.1%
Air Products and Chemicals, Inc.	48	12,270
Albemarle Corp.	25	3,930
Celanese Corp.	25	3,473
CF Industries Holdings, Inc.	46	2,083
Corteva, Inc.	160	7,224
Dow, Inc.	161	9,549
DuPont de Nemours, Inc.	117	8,227
Eastman Chemical Co.	30	3,278
Ecolab, Inc.	54	11,305
FMC Corp.	28	2,847
International Flavors & Fragrances, Inc.	54	7,317
Linde plc	114	27,847
LyondellBasell Industries NV, Class A	56	5,773
Mosaic Co. (The)	74	2,176
PPG Industries, Inc.	51	6,876
Sherwin-Williams Co. (The)	18	12,246
		126,421
Commercial Services & Supplies - 0.4%
Cintas Corp.	19	6,162
Copart, Inc.*	45	4,912
Republic Services, Inc.	46	4,098
Rollins, Inc.	47	1,559
Waste Management, Inc.	85	9,426
		26,157
Communications Equipment - 0.9%
Arista Networks, Inc.*	12	3,358
Cisco Systems, Inc.	917	41,146
F5 Networks, Inc.*	13	2,469
Juniper Networks, Inc.	71	1,653
Motorola Solutions, Inc.	37	6,493
		55,119
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	28	3,222
Quanta Services, Inc.	29	2,432
		5,654
Construction Materials - 0.2%
Martin Marietta Materials, Inc.(a)	14	4,716
Vulcan Materials Co.	29	4,843
		9,559
Containers & Packaging - 0.4%
Amcor plc	340	3,719
Avery Dennison Corp.	18	3,154
Ball Corp.	71	6,063
International Paper Co.	85	4,220
Packaging Corp. of America	21	2,772
Sealed Air Corp.	33	1,383
Westrock Co.	56	2,441
		23,752
Distributors - 0.1%
Genuine Parts Co.	31	3,266
LKQ Corp.*	60	2,363
Pool Corp.	9	3,013
		8,642

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,547	43,146
Lumen Technologies, Inc.	213	2,618
Verizon Communications, Inc.	898	49,659
		95,423
Electric Utilities - 1.8%
Alliant Energy Corp.	53	2,446
American Electric Power Co., Inc.	107	8,009
Duke Energy Corp.	159	13,609
Edison International	81	4,373
Entergy Corp.	44	3,820
Evergy, Inc.	48	2,574
Eversource Energy	74	5,881
Exelon Corp.	211	8,145
FirstEnergy Corp.	117	3,877
NextEra Energy, Inc.	425	31,229
NRG Energy, Inc.	52	1,899
Pinnacle West Capital Corp.	25	1,748
PPL Corp.	166	4,348
Southern Co. (The)	229	12,989
Xcel Energy, Inc.	113	6,621
		111,568
Electrical Equipment - 0.6%
AMETEK, Inc.	50	5,898
Eaton Corp. plc	87	11,327
Emerson Electric Co.	129	11,081
Rockwell Automation, Inc.	25	6,082
		34,388
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	65	8,169
CDW Corp.	31	4,864
Corning, Inc.	164	6,271
FLIR Systems, Inc.	28	1,495
IPG Photonics Corp.*	8	1,819
Keysight Technologies, Inc.*	40	5,661
TE Connectivity Ltd.	72	9,362
Trimble, Inc.*	54	4,004
Vontier Corp.*	28	879
Zebra Technologies Corp., Class A*	12	5,993
		48,517
Energy Equipment & Services - 0.3%
Baker Hughes Co.	147	3,599
Halliburton Co.	191	4,169
NOV, Inc.	84	1,268
Schlumberger NV	301	8,401
		17,437
Entertainment - 2.6%
Activision Blizzard, Inc.	167	15,967
Electronic Arts, Inc.	63	8,440
Live Nation Entertainment, Inc.*	30	2,666
Netflix, Inc.*	96	51,730
Take-Two Interactive Software, Inc.*	25	4,611
Walt Disney Co. (The)*	393	74,293
		157,707
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	96	31,776
Kroger Co. (The)	167	5,379
Sysco Corp.	110	8,759
Walgreens Boots Alliance, Inc.	155	7,429
Walmart, Inc.	301	39,106
		92,449
Food Products - 1.1%
Archer-Daniels-Midland Co.	120	6,790
Campbell Soup Co.	43	1,956
Conagra Brands, Inc.	105	3,563
General Mills, Inc.	132	7,261
Hershey Co. (The)	32	4,661
Hormel Foods Corp.	60	2,782
J M Smucker Co. (The)	25	2,800
Kellogg Co.	54	3,116
Kraft Heinz Co. (The)	140	5,093
Lamb Weston Holdings, Inc.	31	2,473
McCormick & Co., Inc. (Non-Voting)	54	4,551
Mondelez International, Inc., Class A	310	16,480
Tyson Foods, Inc., Class A	63	4,263
		65,789
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	27	2,284

Health Care Equipment & Supplies - 4.4%
Abbott Laboratories	385	46,115
ABIOMED, Inc.*	10	3,246
Align Technology, Inc.*	16	9,074
Baxter International, Inc.	110	8,546
Becton Dickinson and Co.	63	15,193
Boston Scientific Corp.*	310	12,022
Cooper Cos., Inc. (The)	11	4,247
Danaher Corp.	138	30,315
DENTSPLY SIRONA, Inc.	47	2,494
DexCom, Inc.*	21	8,353
Edwards Lifesciences Corp.*	135	11,219
Hologic, Inc.*	55	3,965
IDEXX Laboratories, Inc.*	19	9,883
Intuitive Surgical, Inc.*	26	19,157
Medtronic plc	292	34,155
ResMed, Inc.	32	6,169
STERIS plc	19	3,321
Stryker Corp.	71	17,231
Teleflex, Inc.	10	3,981
Varian Medical Systems, Inc.*	20	3,505
West Pharmaceutical Services, Inc.	16	4,490
Zimmer Biomet Holdings, Inc.	45	7,338
		264,019
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	32	3,239
Anthem, Inc.	54	16,372
Cardinal Health, Inc.	63	3,246
Centene Corp.*	125	7,318
Cigna Corp.	79	16,582
CVS Health Corp.	284	19,349
DaVita, Inc.*	16	1,634
HCA Healthcare, Inc.	58	9,978
Henry Schein, Inc.*	30	1,855
Humana, Inc.	29	11,010
Laboratory Corp. of America Holdings*	21	5,038
McKesson Corp.	35	5,933
Quest Diagnostics, Inc.	29	3,352
UnitedHealth Group, Inc.	206	68,437
Universal Health Services, Inc., Class B*	17	2,131
		175,474

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Health Care Technology - 0.1%
Cerner Corp.	66	4,563

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.*	173	4,628
Chipotle Mexican Grill, Inc.*	6	8,652
Darden Restaurants, Inc.	28	3,845
Domino’s Pizza, Inc.	9	3,118
Hilton Worldwide Holdings, Inc.*	60	7,421
Las Vegas Sands Corp.	71	4,445
Marriott International, Inc., Class A*	58	8,588
McDonald’s Corp.	161	33,188
MGM Resorts International	88	3,325
Norwegian Cruise Line Holdings Ltd.*	68	2,010
Royal Caribbean Cruises Ltd.	40	3,731
Starbucks Corp.	255	27,548
Wynn Resorts Ltd.*	23	3,030
Yum! Brands, Inc.	66	6,833
		120,362
Household Durables - 0.5%
DR Horton, Inc.	71	5,458
Garmin Ltd.	32	3,969
Leggett & Platt, Inc.	28	1,211
Lennar Corp., Class A	59	4,895
Mohawk Industries, Inc.*	13	2,275
Newell Brands, Inc.	81	1,877
NVR, Inc.*	1	4,501
PulteGroup, Inc.	57	2,571
Whirlpool Corp.	14	2,661
		29,418
Household Products - 1.6%
Church & Dwight Co., Inc.	54	4,253
Clorox Co. (The)	27	4,888
Colgate-Palmolive Co.	186	13,987
Kimberly-Clark Corp.	74	9,497
Procter & Gamble Co. (The)	538	66,459
		99,084
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	144	3,825

Industrial Conglomerates - 1.4%
3M Co.	126	22,058
General Electric Co.	1,902	23,851
Honeywell International, Inc.	152	30,757
Roper Technologies, Inc.	23	8,685
		85,351
Interactive Media & Services - 6.8%
Alphabet, Inc., Class A*	66	133,446
Alphabet, Inc., Class C*	63	128,322
Facebook, Inc., Class A*	522	134,478
Twitter, Inc.*	172	13,254
		409,500
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc.*	93	287,642
Booking Holdings, Inc.*	9	20,957
eBay, Inc.	142	8,012
Etsy, Inc.*	27	5,947
Expedia Group, Inc.	30	4,830
		327,388
IT Services - 6.2%
Accenture plc, Class A	138	34,624
Akamai Technologies, Inc.*	35	3,308
Automatic Data Processing, Inc.	93	16,184
Broadridge Financial Solutions, Inc.	25	3,562
Cognizant Technology Solutions Corp., Class A	115	8,450
DXC Technology Co.	54	1,362
Fidelity National Information Services, Inc.	135	18,630
Fiserv, Inc.*	125	14,421
FleetCor Technologies, Inc.*	18	4,992
Gartner, Inc.*	19	3,402
Global Payments, Inc.	65	12,869
International Business Machines Corp.(a)	193	22,953
Jack Henry & Associates, Inc.	17	2,523
Leidos Holdings, Inc.	29	2,565
Mastercard, Inc., Class A	191	67,585
Paychex, Inc.	70	6,375
PayPal Holdings, Inc.*	254	66,002
VeriSign, Inc.*	22	4,269
Visa, Inc., Class A	368	78,160
Western Union Co. (The)	89	2,067
		374,303
Leisure Products - 0.0%(b)
Hasbro, Inc.	28	2,624

Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	67	8,179
Bio-Rad Laboratories, Inc., Class A*	5	2,923
Illumina, Inc.*	32	14,061
IQVIA Holdings, Inc.*	42	8,097
Mettler-Toledo International, Inc.*	5	5,580
PerkinElmer, Inc.	24	3,026
Thermo Fisher Scientific, Inc.	86	38,707
Waters Corp.*	14	3,834
		84,407
Machinery - 2.1%
Caterpillar, Inc.	118	25,474
Cummins, Inc.	32	8,102
Deere & Co.	68	23,740
Dover Corp.	31	3,821
Flowserve Corp.	27	999
Fortive Corp.	72	4,739
IDEX Corp.	16	3,123
Illinois Tool Works, Inc.	63	12,737
Ingersoll Rand, Inc.*	80	3,707
Otis Worldwide Corp.	88	5,607
PACCAR, Inc.	74	6,733
Parker-Hannifin Corp.	28	8,035
Pentair plc	35	1,958
Snap-on, Inc.	12	2,437
Stanley Black & Decker, Inc.	35	6,120
Westinghouse Air Brake Technologies Corp.	38	2,752
Xylem, Inc.	39	3,883
		123,967
Media - 1.6%
Charter Communications, Inc., Class A*	32	19,629
Comcast Corp., Class A	991	52,245
Discovery, Inc., Class A*	34	1,803

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Discovery, Inc., Class C*	63	2,835
DISH Network Corp., Class A*	53	1,670
Fox Corp., Class A	73	2,432
Fox Corp., Class B	33	1,054
Interpublic Group of Cos., Inc. (The)	84	2,194
News Corp., Class A	84	1,970
News Corp., Class B	26	596
Omnicom Group, Inc.	46	3,161
ViacomCBS, Inc.(a)	122	7,868
		97,457
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	315	10,682
Newmont Corp.	174	9,462
Nucor Corp.	65	3,888
		24,032
Multiline Retail - 0.6%
Dollar General Corp.	53	10,017
Dollar Tree, Inc.*	51	5,008
Target Corp.	109	19,995
		35,020
Multi-Utilities - 0.9%
Ameren Corp.	53	3,724
CenterPoint Energy, Inc.	118	2,294
CMS Energy Corp.	61	3,301
Consolidated Edison, Inc.	74	4,858
Dominion Energy, Inc.	177	12,093
DTE Energy Co.	42	4,944
NiSource, Inc.	82	1,771
Public Service Enterprise Group, Inc.	109	5,867
Sempra Energy	63	7,307
WEC Energy Group, Inc.	68	5,484
		51,643
Oil, Gas & Consumable Fuels - 3.0%
Apache Corp.	81	1,598
Cabot Oil & Gas Corp.	86	1,592
Chevron Corp.	417	41,700
ConocoPhillips	294	15,291
Devon Energy Corp.	128	2,757
Diamondback Energy, Inc.	33	2,286
EOG Resources, Inc.	126	8,135
Exxon Mobil Corp.	917	49,857
Hess Corp.	59	3,866
HollyFrontier Corp.	31	1,174
Kinder Morgan, Inc.	422	6,203
Marathon Oil Corp.	170	1,887
Marathon Petroleum Corp.	141	7,702
Occidental Petroleum Corp.	181	4,817
ONEOK, Inc.	96	4,252
Phillips 66	94	7,807
Pioneer Natural Resources Co.	44	6,537
Valero Energy Corp.	88	6,774
Williams Cos., Inc. (The)	262	5,984
		180,219
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	49	14,007

Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	490	30,052
Catalent, Inc.*	36	4,094
Eli Lilly and Co.	172	35,241
Johnson & Johnson	572	90,639
Merck & Co., Inc.	549	39,868
Perrigo Co. plc	29	1,170
Pfizer, Inc.	1,206	40,389
Viatris, Inc.*	261	3,876
Zoetis, Inc.	104	16,145
		261,474
Professional Services - 0.3%
Equifax, Inc.	27	4,371
IHS Markit Ltd.	80	7,213
Nielsen Holdings plc	77	1,725
Robert Half International, Inc.	24	1,867
Verisk Analytics, Inc.	35	5,735
		20,911
Road & Rail - 1.2%
CSX Corp.	166	15,197
JB Hunt Transport Services, Inc.	18	2,644
Kansas City Southern	20	4,247
Norfolk Southern Corp.	55	13,863
Old Dominion Freight Line, Inc.	21	4,510
Union Pacific Corp.	147	30,276
		70,737
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.*	261	22,057
Analog Devices, Inc.	80	12,466
Applied Materials, Inc.	198	23,402
Broadcom, Inc.	88	41,348
Enphase Energy, Inc.*	27	4,754
Intel Corp.	888	53,973
KLA Corp.	34	10,582
Lam Research Corp.	31	17,583
Maxim Integrated Products, Inc.	57	5,311
Microchip Technology, Inc.	57	8,700
Micron Technology, Inc.*	242	22,150
Monolithic Power Systems, Inc.	9	3,371
NVIDIA Corp.	135	74,058
Qorvo, Inc.*	25	4,368
QUALCOMM, Inc.	245	33,366
Skyworks Solutions, Inc.	36	6,401
Teradyne, Inc.(a)	36	4,630
Texas Instruments, Inc.	199	34,282
Xilinx, Inc.	53	6,906
		389,708
Software - 9.9%
Adobe, Inc.*	105	48,265
ANSYS, Inc.*	19	6,479
Autodesk, Inc.*	48	13,248
Cadence Design Systems, Inc.*	61	8,606
Citrix Systems, Inc.	27	3,607
Fortinet, Inc.*	29	4,897
Intuit, Inc.	57	22,238
Microsoft Corp.	1,641	381,335
NortonLifeLock, Inc.	128	2,497
Oracle Corp.	411	26,514
Paycom Software, Inc.*	11	4,117
salesforce.com, Inc.*	198	42,867
ServiceNow, Inc.*	43	22,939
Synopsys, Inc.*	33	8,092
Tyler Technologies, Inc.*	9	4,171
		599,872
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	15	2,405
AutoZone, Inc.*	5	5,800

S&P 500® Ex-Financials ETF Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Best Buy Co., Inc.	50	5,018
CarMax, Inc.*	36	4,302
Gap, Inc. (The)*	44	1,098
Home Depot, Inc. (The)	234	60,452
L Brands, Inc.*	50	2,733
Lowe’s Cos., Inc.	159	25,400
O’Reilly Automotive, Inc.*	16	7,157
Ross Stores, Inc.	78	9,098
TJX Cos., Inc. (The)	261	17,223
Tractor Supply Co.	25	3,974
Ulta Beauty, Inc.*	12	3,868
		148,528
Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	3,470	420,770
Hewlett Packard Enterprise Co.	278	4,048
HP, Inc.	297	8,604
NetApp, Inc.	48	3,005
Seagate Technology plc	48	3,515
Western Digital Corp.	65	4,454
Xerox Holdings Corp.	35	892
		445,288
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	75	1,327
NIKE, Inc., Class B	272	36,660
PVH Corp.	15	1,499
Ralph Lauren Corp.	11	1,288
Tapestry, Inc.	59	2,486
Under Armour, Inc., Class A*	40	876
Under Armour, Inc., Class C*(a)	41	746
VF Corp.	69	5,460
		50,342
Tobacco - 0.8%
Altria Group, Inc.	403	17,571
Philip Morris International, Inc.	338	28,399
		45,970
Trading Companies & Distributors - 0.2%
Fastenal Co.	124	5,750
United Rentals, Inc.*(a)	16	4,758
WW Grainger, Inc.	10	3,727
		14,235
Water Utilities - 0.1%
American Water Works Co., Inc.	39	5,533

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	127	15,236

TOTAL COMMON STOCKS (Cost $4,421,215)		6,036,834

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $5,044
(Cost $5,044)	5,044	5,044

Total Investments - 99.9% (Cost $4,426,259)		6,041,878
Other assets less liabilities - 0.1%		7,435
Net Assets - 100.0%		6,049,313

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $43,585, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $44,714.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 1.8%
Boeing Co. (The)*	38	8,056
General Dynamics Corp.	17	2,779
Howmet Aerospace, Inc.*	27	759
Huntington Ingalls Industries, Inc.	3	528
L3Harris Technologies, Inc.	15	2,729
Lockheed Martin Corp.	18	5,944
Northrop Grumman Corp.	11	3,208
Raytheon Technologies Corp.	108	7,775
Teledyne Technologies, Inc.*	3	1,113
Textron, Inc.	15	755
TransDigm Group, Inc.*	4	2,307
		35,953
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	10	908
Expeditors International of Washington, Inc.	12	1,102
FedEx Corp.	17	4,327
United Parcel Service, Inc., Class B	51	8,049
		14,386
Airlines - 0.4%
Alaska Air Group, Inc.*	9	585
American Airlines Group, Inc.*	43	901
Delta Air Lines, Inc.*	45	2,157
Southwest Airlines Co.	41	2,383
United Airlines Holdings, Inc.*	20	1,054
		7,080
Auto Components - 0.2%
Aptiv plc*(a)	19	2,847
BorgWarner, Inc.	17	765
		3,612
Automobiles - 2.2%
Ford Motor Co.*	278	3,253
General Motors Co.	89	4,568
Tesla, Inc.*	54	36,477
		44,298
Banks - 5.0%
Bank of America Corp.	543	18,848
Citigroup, Inc.	148	9,750
Citizens Financial Group, Inc.	30	1,303
Comerica, Inc.	10	681
Fifth Third Bancorp	50	1,735
First Republic Bank	12	1,977
Huntington Bancshares, Inc.	72	1,105
JPMorgan Chase & Co.	218	32,083
KeyCorp	69	1,390
M&T Bank Corp.	9	1,358
People’s United Financial, Inc.	29	520
PNC Financial Services Group, Inc. (The)	30	5,051
Regions Financial Corp.	68	1,403
SVB Financial Group*	4	2,021
Truist Financial Corp.	96	5,468
US Bancorp	97	4,850
Wells Fargo & Co.	295	10,670
Zions Bancorp NA	11	585
		100,798
Beverages - 1.6%
Brown-Forman Corp., Class B	13	930
Coca-Cola Co. (The)	277	13,570
Constellation Brands, Inc., Class A	12	2,570
Molson Coors Beverage Co., Class B	13	578
Monster Beverage Corp.*	27	2,369
PepsiCo, Inc.	99	12,790
		32,807
Building Products - 0.5%
A O Smith Corp.	10	594
Allegion plc	7	762
Carrier Global Corp.	57	2,082
Fortune Brands Home & Security, Inc.	10	831
Johnson Controls International plc	51	2,845
Masco Corp.	19	1,011
Trane Technologies plc	17	2,605
		10,730
Capital Markets - 3.3%
Ameriprise Financial, Inc.	8	1,770
Bank of New York Mellon Corp. (The)	58	2,445
BlackRock, Inc.	10	6,945
Cboe Global Markets, Inc.	8	792
Charles Schwab Corp. (The)	106	6,542
CME Group, Inc.	26	5,192
Franklin Resources, Inc.	19	497
Goldman Sachs Group, Inc. (The)	25	7,987
Intercontinental Exchange, Inc.	40	4,413
Invesco Ltd.	26	583
MarketAxess Holdings, Inc.	3	1,668
Moody’s Corp.	12	3,299
Morgan Stanley	107	8,225
MSCI, Inc.	6	2,487
Nasdaq, Inc.	8	1,106
Northern Trust Corp.	15	1,427
Raymond James Financial, Inc.	9	1,051
S&P Global, Inc.	17	5,599
State Street Corp.	25	1,819
T. Rowe Price Group, Inc.	16	2,594
		66,441
Chemicals - 2.1%
Air Products and Chemicals, Inc.	16	4,090
Albemarle Corp.	8	1,258
Celanese Corp.	8	1,111
CF Industries Holdings, Inc.	14	634
Corteva, Inc.	52	2,348
Dow, Inc.	52	3,084
DuPont de Nemours, Inc.	38	2,672
Eastman Chemical Co.	10	1,093
Ecolab, Inc.	18	3,768
FMC Corp.	9	915
International Flavors & Fragrances, Inc.	18	2,439
Linde plc	38	9,282
LyondellBasell Industries NV, Class A	18	1,856
Mosaic Co. (The)	24	706
PPG Industries, Inc.	17	2,292
Sherwin-Williams Co. (The)	6	4,082
		41,630
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	1,946
Copart, Inc.*	15	1,637
Republic Services, Inc.	15	1,336

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Rollins, Inc.	15	498
Waste Management, Inc.	28	3,105
		8,522
Communications Equipment - 0.9%
Arista Networks, Inc.*	4	1,119
Cisco Systems, Inc.	301	13,506
F5 Networks, Inc.*	4	760
Juniper Networks, Inc.	23	535
Motorola Solutions, Inc.	12	2,106
		18,026
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	9	1,036
Quanta Services, Inc.	10	838
		1,874
Construction Materials - 0.1%
Martin Marietta Materials, Inc.(a)	4	1,347
Vulcan Materials Co.	10	1,670
		3,017
Consumer Finance - 0.7%
American Express Co.	47	6,357
Capital One Financial Corp.	33	3,966
Discover Financial Services	22	2,070
Synchrony Financial	38	1,470
		13,863
Containers & Packaging - 0.4%
Amcor plc	112	1,225
Avery Dennison Corp.	6	1,051
Ball Corp.	23	1,964
International Paper Co.	27	1,341
Packaging Corp. of America	7	924
Sealed Air Corp.	10	419
Westrock Co.	18	785
		7,709
Distributors - 0.1%
Genuine Parts Co.	10	1,054
LKQ Corp.*	19	748
Pool Corp.	3	1,004
		2,806
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc., Class B*	139	33,431

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	508	14,168
Lumen Technologies, Inc.	70	860
Verizon Communications, Inc.	296	16,369
		31,397
Electric Utilities - 1.8%
Alliant Energy Corp.	18	831
American Electric Power Co., Inc.	36	2,695
Duke Energy Corp.	53	4,536
Edison International	27	1,458
Entergy Corp.	14	1,215
Evergy, Inc.	16	858
Eversource Energy	25	1,987
Exelon Corp.	69	2,663
FirstEnergy Corp.	38	1,259
NextEra Energy, Inc.	140	10,287
NRG Energy, Inc.	17	621
Pinnacle West Capital Corp.	8	560
PPL Corp.	54	1,414
Southern Co. (The)	75	4,254
Xcel Energy, Inc.	38	2,227
		36,865
Electrical Equipment - 0.6%
AMETEK, Inc.	17	2,005
Eaton Corp. plc	29	3,776
Emerson Electric Co.	43	3,694
Rockwell Automation, Inc.	8	1,946
		11,421
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	21	2,639
CDW Corp.	10	1,569
Corning, Inc.	54	2,065
FLIR Systems, Inc.	8	427
IPG Photonics Corp.*	3	682
Keysight Technologies, Inc.*	13	1,840
TE Connectivity Ltd.	24	3,121
Trimble, Inc.*	18	1,334
Vontier Corp.*	9	283
Zebra Technologies Corp., Class A*	4	1,998
		15,958
Energy Equipment & Services - 0.3%
Baker Hughes Co.	48	1,175
Halliburton Co.	62	1,353
NOV, Inc.	28	423
Schlumberger NV	99	2,763
		5,714
Entertainment - 2.6%
Activision Blizzard, Inc.	55	5,259
Electronic Arts, Inc.	21	2,813
Live Nation Entertainment, Inc.*	10	889
Netflix, Inc.*	32	17,243
Take-Two Interactive Software, Inc.*	8	1,476
Walt Disney Co. (The)*	130	24,575
		52,255
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	9	1,437
American Tower Corp.	32	6,916
AvalonBay Communities, Inc.	10	1,758
Boston Properties, Inc.	10	991
Crown Castle International Corp.	31	4,828
Digital Realty Trust, Inc.	20	2,695
Duke Realty Corp.	26	1,021
Equinix, Inc.	6	3,890
Equity Residential	25	1,635
Essex Property Trust, Inc.	5	1,274
Extra Space Storage, Inc.	9	1,131
Federal Realty Investment Trust	5	506
Healthpeak Properties, Inc.	38	1,105
Host Hotels & Resorts, Inc.	50	830
Iron Mountain, Inc.	20	696
Kimco Realty Corp.	30	550
Mid-America Apartment Communities, Inc.	8	1,078
Prologis, Inc.	53	5,251
Public Storage	11	2,573
Realty Income Corp.	25	1,507
Regency Centers Corp.	10	548
SBA Communications Corp.	8	2,041
Simon Property Group, Inc.	24	2,710
SL Green Realty Corp.(a)	4	276
UDR, Inc.	20	823
Ventas, Inc.	26	1,375

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Vornado Realty Trust	10	429
Welltower, Inc.	30	2,037
Weyerhaeuser Co.	53	1,795
		53,706
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	32	10,592
Kroger Co. (The)	55	1,772
Sysco Corp.	37	2,946
Walgreens Boots Alliance, Inc.	51	2,444
Walmart, Inc.	100	12,992
		30,746
Food Products - 1.1%
Archer-Daniels-Midland Co.	39	2,207
Campbell Soup Co.	14	637
Conagra Brands, Inc.	34	1,154
General Mills, Inc.	44	2,420
Hershey Co. (The)	11	1,602
Hormel Foods Corp.	19	881
J M Smucker Co. (The)	8	896
Kellogg Co.	18	1,039
Kraft Heinz Co. (The)	46	1,674
Lamb Weston Holdings, Inc.	11	877
McCormick & Co., Inc. (Non-Voting)	18	1,517
Mondelez International, Inc., Class A	102	5,422
Tyson Foods, Inc., Class A	21	1,421
		21,747
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	9	762

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.*	57	1,525
Chipotle Mexican Grill, Inc.*	2	2,884
Darden Restaurants, Inc.	9	1,236
Domino’s Pizza, Inc.	3	1,040
Hilton Worldwide Holdings, Inc.*	20	2,474
Las Vegas Sands Corp.	24	1,502
Marriott International, Inc., Class A*	19	2,813
McDonald’s Corp.	53	10,925
MGM Resorts International	28	1,058
Norwegian Cruise Line Holdings Ltd.*(a)	22	650
Royal Caribbean Cruises Ltd.	13	1,212
Starbucks Corp.	84	9,075
Wynn Resorts Ltd.*	7	922
Yum! Brands, Inc.	22	2,278
		39,594
Household Durables - 0.4%
DR Horton, Inc.	24	1,845
Garmin Ltd.	11	1,364
Leggett & Platt, Inc.	9	390
Lennar Corp., Class A	20	1,659
Mohawk Industries, Inc.*	4	700
Newell Brands, Inc.	26	603
PulteGroup, Inc.	18	812
Whirlpool Corp.	4	760
		8,133
Household Products - 1.6%
Church & Dwight Co., Inc.	18	1,418
Clorox Co. (The)	9	1,629
Colgate-Palmolive Co.	62	4,662
Kimberly-Clark Corp.	24	3,080
Procter & Gamble Co. (The)	177	21,865
		32,654
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	47	1,248

Industrial Conglomerates - 1.4%
3M Co.	41	7,177
General Electric Co.	626	7,850
Honeywell International, Inc.	50	10,118
Roper Technologies, Inc.	8	3,021
		28,166
Insurance - 2.2%
Aflac, Inc.	46	2,203
Allstate Corp. (The)	22	2,345
American International Group, Inc.	61	2,681
Aon plc, Class A	16	3,643
Arthur J Gallagher & Co.	14	1,677
Assurant, Inc.	4	493
Chubb Ltd.	32	5,203
Cincinnati Financial Corp.	11	1,077
Everest Re Group Ltd.	3	725
Globe Life, Inc.	7	654
Hartford Financial Services Group, Inc. (The)	25	1,267
Lincoln National Corp.	13	739
Loews Corp.	16	765
Marsh & McLennan Cos., Inc.	36	4,148
MetLife, Inc.	54	3,110
Principal Financial Group, Inc.	17	962
Progressive Corp. (The)	42	3,610
Prudential Financial, Inc.	28	2,428
Travelers Cos., Inc. (The)	18	2,619
Unum Group	14	371
W R Berkley Corp.	10	693
Willis Towers Watson plc	9	1,986
		43,399
Interactive Media & Services - 6.8%
Alphabet, Inc., Class A*	22	44,482
Alphabet, Inc., Class C*	21	42,774
Facebook, Inc., Class A*	172	44,311
Twitter, Inc.*	56	4,315
		135,882
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc.*	31	95,881
Booking Holdings, Inc.*	3	6,986
eBay, Inc.	46	2,595
Etsy, Inc.*	9	1,982
Expedia Group, Inc.	10	1,610
		109,054
IT Services - 6.2%
Accenture plc, Class A	45	11,290
Akamai Technologies, Inc.*	12	1,134
Automatic Data Processing, Inc.	31	5,395
Broadridge Financial Solutions, Inc.	8	1,140
Cognizant Technology Solutions Corp., Class A	38	2,792
DXC Technology Co.	17	429
Fidelity National Information Services, Inc.	45	6,210
Fiserv, Inc.*	41	4,730
FleetCor Technologies, Inc.*	6	1,664

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Gartner, Inc.*	6	1,074
Global Payments, Inc.	21	4,158
International Business Machines Corp.(a)	64	7,612
Jack Henry & Associates, Inc.	5	742
Leidos Holdings, Inc.	10	884
Mastercard, Inc., Class A	63	22,293
Paychex, Inc.	23	2,095
PayPal Holdings, Inc.*	84	21,827
VeriSign, Inc.*	7	1,358
Visa, Inc., Class A	122	25,912
Western Union Co. (The)	29	673
		123,412
Leisure Products - 0.0%(b)
Hasbro, Inc.	9	843

Machinery - 2.0%
Caterpillar, Inc.	39	8,419
Cummins, Inc.	11	2,785
Deere & Co.	22	7,681
Dover Corp.	10	1,233
Flowserve Corp.	8	296
Fortive Corp.	24	1,580
IDEX Corp.	5	976
Illinois Tool Works, Inc.	21	4,246
Ingersoll Rand, Inc.*	26	1,205
Otis Worldwide Corp.	29	1,847
PACCAR, Inc.	25	2,275
Parker-Hannifin Corp.	9	2,583
Pentair plc	12	671
Snap-on, Inc.	4	812
Stanley Black & Decker, Inc.	12	2,098
Westinghouse Air Brake Technologies Corp.	13	941
Xylem, Inc.	13	1,294
		40,942
Media - 1.6%
Charter Communications, Inc., Class A*	10	6,134
Comcast Corp., Class A	326	17,187
Discovery, Inc., Class A*	11	583
Discovery, Inc., Class C*	20	900
DISH Network Corp., Class A*	17	536
Fox Corp., Class A	23	766
Fox Corp., Class B	10	319
Interpublic Group of Cos., Inc. (The)	27	705
News Corp., Class A	27	633
News Corp., Class B	8	184
Omnicom Group, Inc.	15	1,031
ViacomCBS, Inc.(a)	40	2,580
		31,558
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	103	3,493
Newmont Corp.	58	3,154
Nucor Corp.	22	1,316
		7,963
Multiline Retail - 0.6%
Dollar General Corp.	18	3,402
Dollar Tree, Inc.*	17	1,669
Target Corp.	36	6,604
		11,675
Multi-Utilities - 0.9%
Ameren Corp.	18	1,265
CenterPoint Energy, Inc.	38	739
CMS Energy Corp.	21	1,136
Consolidated Edison, Inc.	25	1,641
Dominion Energy, Inc.	59	4,031
DTE Energy Co.	14	1,648
NiSource, Inc.	27	583
Public Service Enterprise Group, Inc.	36	1,938
Sempra Energy	21	2,436
WEC Energy Group, Inc.	23	1,855
		17,272
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	26	513
Cabot Oil & Gas Corp.	28	518
Chevron Corp.	137	13,700
ConocoPhillips	97	5,045
Devon Energy Corp.	42	905
Diamondback Energy, Inc.	10	693
EOG Resources, Inc.	41	2,647
Exxon Mobil Corp.	301	16,365
Hess Corp.	20	1,311
HollyFrontier Corp.	10	379
Kinder Morgan, Inc.	138	2,029
Marathon Oil Corp.	56	622
Marathon Petroleum Corp.	46	2,512
Occidental Petroleum Corp.	59	1,570
ONEOK, Inc.	31	1,373
Phillips 66	31	2,574
Pioneer Natural Resources Co.	14	2,080
Valero Energy Corp.	29	2,232
Williams Cos., Inc. (The)	86	1,964
		59,032
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16	4,574

Professional Services - 0.3%
Equifax, Inc.	9	1,457
IHS Markit Ltd.	27	2,434
Nielsen Holdings plc	25	560
Robert Half International, Inc.	8	623
Verisk Analytics, Inc.	12	1,966
		7,040
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	24	1,819

Road & Rail - 1.2%
CSX Corp.	55	5,035
JB Hunt Transport Services, Inc.	6	881
Kansas City Southern	7	1,486
Norfolk Southern Corp.	18	4,537
Old Dominion Freight Line, Inc.	7	1,504
Union Pacific Corp.	48	9,886
		23,329
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc.*	86	7,268
Analog Devices, Inc.	26	4,051
Applied Materials, Inc.	66	7,801
Broadcom, Inc.	29	13,626
Enphase Energy, Inc.*	9	1,585
Intel Corp.	292	17,748

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
KLA Corp.	11	3,424
Lam Research Corp.	10	5,672
Maxim Integrated Products, Inc.	19	1,770
Microchip Technology, Inc.	19	2,900
Micron Technology, Inc.*	80	7,322
Monolithic Power Systems, Inc.	3	1,124
NVIDIA Corp.	44	24,137
Qorvo, Inc.*	8	1,398
QUALCOMM, Inc.	81	11,031
Skyworks Solutions, Inc.	12	2,134
Teradyne, Inc.	12	1,543
Texas Instruments, Inc.	66	11,370
Xilinx, Inc.	18	2,345
		128,249
Software - 9.9%
Adobe, Inc.*	34	15,629
ANSYS, Inc.*	6	2,046
Autodesk, Inc.*	16	4,416
Cadence Design Systems, Inc.*	20	2,822
Citrix Systems, Inc.	9	1,202
Fortinet, Inc.*	10	1,688
Intuit, Inc.	19	7,413
Microsoft Corp.	541	125,718
NortonLifeLock, Inc.	41	800
Oracle Corp.	135	8,709
Paycom Software, Inc.*	4	1,497
salesforce.com, Inc.*	66	14,289
ServiceNow, Inc.*	14	7,468
Synopsys, Inc.*	11	2,697
Tyler Technologies, Inc.*	3	1,390
		197,784
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	5	802
AutoZone, Inc.*	2	2,320
Best Buy Co., Inc.	17	1,706
CarMax, Inc.*	12	1,434
Gap, Inc. (The)*	14	349
Home Depot, Inc. (The)	77	19,892
L Brands, Inc.*	16	874
Lowe’s Cos., Inc.	53	8,467
O’Reilly Automotive, Inc.*	5	2,237
Ross Stores, Inc.	26	3,033
TJX Cos., Inc. (The)	85	5,609
Tractor Supply Co.	8	1,272
Ulta Beauty, Inc.*	4	1,289
		49,284
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,143	138,599
Hewlett Packard Enterprise Co.	91	1,325
HP, Inc.	98	2,839
NetApp, Inc.	16	1,001
Seagate Technology plc	16	1,172
Western Digital Corp.	22	1,508
Xerox Holdings Corp.	11	280
		146,724
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	24	424
NIKE, Inc., Class B	90	12,130
PVH Corp.	5	500
Ralph Lauren Corp.	3	351
Tapestry, Inc.	19	801
Under Armour, Inc., Class A*	13	285
Under Armour, Inc., Class C*	13	237
VF Corp.	23	1,820
		16,548
Tobacco - 0.8%
Altria Group, Inc.	132	5,755
Philip Morris International, Inc.	112	9,411
		15,166
Trading Companies & Distributors - 0.2%
Fastenal Co.	40	1,855
United Rentals, Inc.*	5	1,487
WW Grainger, Inc.	3	1,118
		4,460
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,845

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	42	5,039

TOTAL COMMON STOCKS (Cost $1,519,159)		2,000,242

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $3,111
(Cost $3,111)	3,111	3,111

Total Investments - 99.9% (Cost $1,522,270)		2,003,353
Other assets less liabilities - 0.1%		1,825
Net Assets - 100.0%		2,005,178

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $11,750, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.09% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $12,127.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 2.1%
Boeing Co. (The)*	119	25,229
General Dynamics Corp.	52	8,500
Howmet Aerospace, Inc.*	88	2,474
Huntington Ingalls Industries, Inc.	9	1,583
L3Harris Technologies, Inc.	47	8,550
Lockheed Martin Corp.	55	18,164
Northrop Grumman Corp.	35	10,208
Raytheon Technologies Corp.	341	24,549
Teledyne Technologies, Inc.*	8	2,968
Textron, Inc.	51	2,567
TransDigm Group, Inc.*	12	6,920
		111,712
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.(a)	31	2,816
Expeditors International of Washington, Inc.	38	3,490
FedEx Corp.	54	13,743
United Parcel Service, Inc., Class B	161	25,411
		45,460
Airlines - 0.4%
Alaska Air Group, Inc.*	28	1,821
American Airlines Group, Inc.*	137	2,869
Delta Air Lines, Inc.*	143	6,855
Southwest Airlines Co.	133	7,731
United Airlines Holdings, Inc.*	66	3,477
		22,753
Auto Components - 0.2%
Aptiv plc*	61	9,140
BorgWarner, Inc.	55	2,475
		11,615
Automobiles - 2.7%
Ford Motor Co.*	878	10,273
General Motors Co.	283	14,526
Tesla, Inc.*	170	114,835
		139,634
Banks - 6.0%
Bank of America Corp.	1,709	59,320
Citigroup, Inc.	467	30,766
Citizens Financial Group, Inc.	96	4,170
Comerica, Inc.	31	2,111
Fifth Third Bancorp	160	5,551
First Republic Bank	39	6,425
Huntington Bancshares, Inc.	228	3,498
JPMorgan Chase & Co.	684	100,664
KeyCorp	219	4,411
M&T Bank Corp.	29	4,377
People’s United Financial, Inc.	95	1,704
PNC Financial Services Group, Inc. (The)	95	15,994
Regions Financial Corp.	216	4,456
SVB Financial Group*	12	6,064
Truist Financial Corp.	303	17,259
US Bancorp	308	15,400
Wells Fargo & Co.	928	33,566
Zions Bancorp NA	37	1,967
		317,703
Beverages - 2.0%
Brown-Forman Corp., Class B	41	2,935
Coca-Cola Co. (The)	868	42,523
Constellation Brands, Inc., Class A	38	8,137
Molson Coors Beverage Co., Class B	42	1,867
Monster Beverage Corp.*	83	7,283
PepsiCo, Inc.	310	40,049
		102,794
Biotechnology - 2.5%
AbbVie, Inc.	396	42,665
Alexion Pharmaceuticals, Inc.*	49	7,485
Amgen, Inc.	131	29,464
Biogen, Inc.*	35	9,551
Gilead Sciences, Inc.	281	17,253
Incyte Corp.*	42	3,304
Regeneron Pharmaceuticals, Inc.*	24	10,814
Vertex Pharmaceuticals, Inc.*	58	12,328
		132,864
Building Products - 0.6%
A O Smith Corp.	30	1,781
Allegion plc	21	2,285
Carrier Global Corp.	183	6,685
Fortune Brands Home & Security, Inc.	31	2,577
Johnson Controls International plc	163	9,094
Masco Corp.	59	3,140
Trane Technologies plc	54	8,275
		33,837
Capital Markets - 4.0%
Ameriprise Financial, Inc.	26	5,752
Bank of New York Mellon Corp. (The)	183	7,715
BlackRock, Inc.	32	22,224
Cboe Global Markets, Inc.	24	2,375
Charles Schwab Corp. (The)	335	20,676
CME Group, Inc.	81	16,176
Franklin Resources, Inc.	61	1,596
Goldman Sachs Group, Inc. (The)	77	24,600
Intercontinental Exchange, Inc.	126	13,899
Invesco Ltd.	85	1,906
MarketAxess Holdings, Inc.	9	5,004
Moody’s Corp.	36	9,896
Morgan Stanley	337	25,905
MSCI, Inc.	19	7,876
Nasdaq, Inc.	26	3,596
Northern Trust Corp.	47	4,471
Raymond James Financial, Inc.	27	3,152
S&P Global, Inc.	54	17,785
State Street Corp.	79	5,749
T. Rowe Price Group, Inc.	51	8,269
		208,622
Chemicals - 2.5%
Air Products and Chemicals, Inc.	50	12,781
Albemarle Corp.	26	4,088
Celanese Corp.	26	3,612
CF Industries Holdings, Inc.	48	2,173
Corteva, Inc.	167	7,540
Dow, Inc.	167	9,905
DuPont de Nemours, Inc.	120	8,438
Eastman Chemical Co.	30	3,278
Ecolab, Inc.	56	11,724
FMC Corp.	29	2,949
International Flavors & Fragrances, Inc.	56	7,589
Linde plc	118	28,824

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	58	5,979
Mosaic Co. (The)	77	2,264
PPG Industries, Inc.	53	7,145
Sherwin-Williams Co. (The)	18	12,246
		130,535
Commercial Services & Supplies - 0.5%
Cintas Corp.	20	6,487
Copart, Inc.*	47	5,131
Republic Services, Inc.	47	4,187
Rollins, Inc.	50	1,658
Waste Management, Inc.	87	9,647
		27,110
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	29	3,337
Quanta Services, Inc.	31	2,600
		5,937
Construction Materials - 0.2%
Martin Marietta Materials, Inc.(a)	14	4,716
Vulcan Materials Co.	30	5,010
		9,726
Consumer Finance - 0.8%
American Express Co.	146	19,748
Capital One Financial Corp.	103	12,379
Discover Financial Services	69	6,491
Synchrony Financial	122	4,719
		43,337
Containers & Packaging - 0.5%
Amcor plc	352	3,851
Avery Dennison Corp.	19	3,329
Ball Corp.	73	6,233
International Paper Co.	88	4,369
Packaging Corp. of America	21	2,772
Sealed Air Corp.	35	1,467
Westrock Co.	59	2,572
		24,593
Distributors - 0.2%
Genuine Parts Co.	32	3,371
LKQ Corp.*	63	2,482
Pool Corp.	9	3,013
		8,866
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B*	437	105,103

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,600	44,624
Lumen Technologies, Inc.	222	2,728
Verizon Communications, Inc.	929	51,374
		98,726
Electric Utilities - 2.2%
Alliant Energy Corp.	56	2,585
American Electric Power Co., Inc.	111	8,308
Duke Energy Corp.	165	14,122
Edison International	85	4,589
Entergy Corp.	45	3,907
Evergy, Inc.	51	2,735
Eversource Energy	77	6,120
Exelon Corp.	219	8,453
FirstEnergy Corp.	122	4,043
NextEra Energy, Inc.	440	32,331
NRG Energy, Inc.	55	2,008
Pinnacle West Capital Corp.	25	1,748
PPL Corp.	173	4,531
Southern Co. (The)	237	13,443
Xcel Energy, Inc.	118	6,914
		115,837
Electrical Equipment - 0.7%
AMETEK, Inc.	52	6,134
Eaton Corp. plc	89	11,587
Emerson Electric Co.	134	11,511
Rockwell Automation, Inc.	26	6,325
		35,557
Energy Equipment & Services - 0.3%
Baker Hughes Co.	154	3,770
Halliburton Co.	198	4,322
NOV, Inc.	87	1,314
Schlumberger NV	313	8,736
		18,142
Entertainment - 3.1%
Activision Blizzard, Inc.	173	16,541
Electronic Arts, Inc.	65	8,708
Live Nation Entertainment, Inc.*	32	2,843
Netflix, Inc.*	99	53,346
Take-Two Interactive Software, Inc.*	26	4,796
Walt Disney Co. (The)*	406	76,750
		162,984
Equity Real Estate Investment Trusts (REITs) - 3.2%
Alexandria Real Estate Equities, Inc.	28	4,471
American Tower Corp.	100	21,613
AvalonBay Communities, Inc.	31	5,448
Boston Properties, Inc.	32	3,172
Crown Castle International Corp.	97	15,108
Digital Realty Trust, Inc.	63	8,488
Duke Realty Corp.	83	3,258
Equinix, Inc.	20	12,967
Equity Residential	77	5,037
Essex Property Trust, Inc.	15	3,822
Extra Space Storage, Inc.	29	3,645
Federal Realty Investment Trust	15	1,518
Healthpeak Properties, Inc.	121	3,520
Host Hotels & Resorts, Inc.	158	2,621
Iron Mountain, Inc.	65	2,261
Kimco Realty Corp.	97	1,778
Mid-America Apartment Communities, Inc.	26	3,503
Prologis, Inc.	166	16,446
Public Storage	34	7,954
Realty Income Corp.	79	4,760
Regency Centers Corp.	35	1,917
SBA Communications Corp.	25	6,378
Simon Property Group, Inc.	74	8,356
SL Green Realty Corp.(a)	16	1,105
UDR, Inc.	66	2,717
Ventas, Inc.	84	4,444
Vornado Realty Trust	35	1,503
Welltower, Inc.	94	6,383
Weyerhaeuser Co.	168	5,690
		169,883
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	99	32,769
Kroger Co. (The)	174	5,604
Sysco Corp.	114	9,078
Walgreens Boots Alliance, Inc.	161	7,717

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Walmart, Inc.	311	40,405
		95,573
Food Products - 1.3%
Archer-Daniels-Midland Co.	125	7,073
Campbell Soup Co.	45	2,047
Conagra Brands, Inc.	110	3,732
General Mills, Inc.	137	7,536
Hershey Co. (The)	33	4,807
Hormel Foods Corp.	63	2,921
J M Smucker Co. (The)	26	2,912
Kellogg Co.	57	3,290
Kraft Heinz Co. (The)	145	5,275
Lamb Weston Holdings, Inc.	33	2,632
McCormick & Co., Inc. (Non-Voting)	56	4,720
Mondelez International, Inc., Class A	321	17,064
Tyson Foods, Inc., Class A	66	4,466
		68,475
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	28	2,369

Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	398	47,673
ABIOMED, Inc.*	10	3,246
Align Technology, Inc.*	16	9,074
Baxter International, Inc.	115	8,934
Becton Dickinson and Co.	65	15,675
Boston Scientific Corp.*	322	12,487
Cooper Cos., Inc. (The)	11	4,247
Danaher Corp.	142	31,193
DENTSPLY SIRONA, Inc.	49	2,600
DexCom, Inc.*	22	8,751
Edwards Lifesciences Corp.*	140	11,634
Hologic, Inc.*	58	4,181
IDEXX Laboratories, Inc.*	19	9,883
Intuitive Surgical, Inc.*	26	19,157
Medtronic plc	302	35,325
ResMed, Inc.	33	6,362
STERIS plc	19	3,321
Stryker Corp.	73	17,716
Teleflex, Inc.	10	3,981
Varian Medical Systems, Inc.*	21	3,681
West Pharmaceutical Services, Inc.	17	4,771
Zimmer Biomet Holdings, Inc.	47	7,664
		271,556
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	33	3,340
Anthem, Inc.	56	16,979
Cardinal Health, Inc.	66	3,400
Centene Corp.*	130	7,610
Cigna Corp.	81	17,002
CVS Health Corp.	294	20,030
DaVita, Inc.*	17	1,736
HCA Healthcare, Inc.	59	10,150
Henry Schein, Inc.*	32	1,979
Humana, Inc.	30	11,389
Laboratory Corp. of America Holdings*	22	5,278
McKesson Corp.	36	6,103
Quest Diagnostics, Inc.	30	3,468
UnitedHealth Group, Inc.	213	70,763
Universal Health Services, Inc., Class B*	17	2,131
		181,358
Health Care Technology - 0.1%
Cerner Corp.	69	4,771

Hotels, Restaurants & Leisure - 2.4%
Carnival Corp.*	179	4,788
Chipotle Mexican Grill, Inc.*	6	8,652
Darden Restaurants, Inc.	29	3,983
Domino’s Pizza, Inc.	9	3,119
Hilton Worldwide Holdings, Inc.*	62	7,668
Las Vegas Sands Corp.	74	4,632
Marriott International, Inc., Class A*	60	8,884
McDonald’s Corp.	167	34,425
MGM Resorts International	92	3,477
Norwegian Cruise Line Holdings Ltd.*(a)	71	2,099
Royal Caribbean Cruises Ltd.	42	3,917
Starbucks Corp.	263	28,412
Wynn Resorts Ltd.*	23	3,030
Yum! Brands, Inc.	68	7,040
		124,126
Household Durables - 0.6%
DR Horton, Inc.	74	5,688
Garmin Ltd.	33	4,093
Leggett & Platt, Inc.	30	1,298
Lennar Corp., Class A(a)	62	5,144
Mohawk Industries, Inc.*	13	2,275
Newell Brands, Inc.	85	1,969
NVR, Inc.*	1	4,501
PulteGroup, Inc.	60	2,707
Whirlpool Corp.	14	2,661
		30,336
Household Products - 1.9%
Church & Dwight Co., Inc.	56	4,410
Clorox Co. (The)	28	5,070
Colgate-Palmolive Co.	192	14,438
Kimberly-Clark Corp.	76	9,753
Procter & Gamble Co. (The)	557	68,806
		102,477
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	149	3,957

Industrial Conglomerates - 1.7%
3M Co.	130	22,758
General Electric Co.	1,968	24,679
Honeywell International, Inc.	158	31,971
Roper Technologies, Inc.	24	9,063
		88,471
Insurance - 2.6%
Aflac, Inc.	147	7,040
Allstate Corp. (The)	68	7,249
American International Group, Inc.	193	8,482
Aon plc, Class A(a)	51	11,613
Arthur J Gallagher & Co.	43	5,151
Assurant, Inc.	13	1,602
Chubb Ltd.	101	16,421
Cincinnati Financial Corp.	34	3,328
Everest Re Group Ltd.	9	2,176
Globe Life, Inc.	22	2,055

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	80	4,055
Lincoln National Corp.	41	2,332
Loews Corp.	52	2,486
Marsh & McLennan Cos., Inc.	114	13,135
MetLife, Inc.	172	9,907
Principal Financial Group, Inc.	57	3,225
Progressive Corp. (The)	131	11,259
Prudential Financial, Inc.	89	7,718
Travelers Cos., Inc. (The)	57	8,293
Unum Group	46	1,218
W R Berkley Corp.	32	2,219
Willis Towers Watson plc	29	6,399
		137,363
Interactive Media & Services - 8.0%
Alphabet, Inc., Class A*	68	137,490
Alphabet, Inc., Class C*	65	132,396
Facebook, Inc., Class A*	540	139,115
Twitter, Inc.*	179	13,793
		422,794
Internet & Direct Marketing Retail - 6.4%
Amazon.com, Inc.*	96	296,920
Booking Holdings, Inc.*	9	20,957
eBay, Inc.	147	8,294
Etsy, Inc.*	28	6,167
Expedia Group, Inc.	31	4,991
		337,329
IT Services - 0.1%
Leidos Holdings, Inc.	30	2,654

Leisure Products - 0.1%
Hasbro, Inc.	29	2,718

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	69	8,423
Bio-Rad Laboratories, Inc., Class A*	5	2,923
Illumina, Inc.*	33	14,501
IQVIA Holdings, Inc.*	43	8,290
Mettler-Toledo International, Inc.*	5	5,580
PerkinElmer, Inc.	25	3,152
Thermo Fisher Scientific, Inc.	89	40,057
Waters Corp.*	14	3,834
		86,760
Machinery - 2.4%
Caterpillar, Inc.	122	26,337
Cummins, Inc.	33	8,356
Deere & Co.	70	24,439
Dover Corp.	32	3,944
Flowserve Corp.	29	1,073
Fortive Corp.	76	5,002
IDEX Corp.	17	3,318
Illinois Tool Works, Inc.	65	13,142
Ingersoll Rand, Inc.*	83	3,846
Otis Worldwide Corp.	91	5,798
PACCAR, Inc.	78	7,097
Parker-Hannifin Corp.	29	8,322
Pentair plc	37	2,070
Snap-on, Inc.	12	2,437
Stanley Black & Decker, Inc.	36	6,294
Westinghouse Air Brake Technologies Corp.	40	2,897
Xylem, Inc.	40	3,982
		128,354
Media - 1.9%
Charter Communications, Inc., Class A*	33	20,243
Comcast Corp., Class A	1,024	53,985
Discovery, Inc., Class A*(a)	36	1,909
Discovery, Inc., Class C*	66	2,970
DISH Network Corp., Class A*	56	1,764
Fox Corp., Class A	76	2,532
Fox Corp., Class B	35	1,117
Interpublic Group of Cos., Inc. (The)	88	2,299
News Corp., Class A	88	2,064
News Corp., Class B	27	619
Omnicom Group, Inc.	48	3,299
ViacomCBS, Inc.(a)	127	8,190
		100,991
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.*	326	11,055
Newmont Corp.	180	9,788
Nucor Corp.	68	4,068
		24,911
Multiline Retail - 0.7%
Dollar General Corp.	55	10,394
Dollar Tree, Inc.*	53	5,205
Target Corp.	112	20,545
		36,144
Multi-Utilities - 1.0%
Ameren Corp.	56	3,935
CenterPoint Energy, Inc.	122	2,372
CMS Energy Corp.	64	3,463
Consolidated Edison, Inc.	77	5,055
Dominion Energy, Inc.	183	12,502
DTE Energy Co.	43	5,062
NiSource, Inc.	86	1,858
Public Service Enterprise Group, Inc.	114	6,137
Sempra Energy	65	7,539
WEC Energy Group, Inc.	71	5,725
		53,648
Oil, Gas & Consumable Fuels - 3.6%
Apache Corp.	85	1,677
Cabot Oil & Gas Corp.	89	1,647
Chevron Corp.	432	43,200
ConocoPhillips	304	15,811
Devon Energy Corp.	133	2,865
Diamondback Energy, Inc.	35	2,425
EOG Resources, Inc.	131	8,457
Exxon Mobil Corp.	949	51,597
Hess Corp.	61	3,997
HollyFrontier Corp.	33	1,250
Kinder Morgan, Inc.	437	6,424
Marathon Oil Corp.	177	1,965
Marathon Petroleum Corp.	146	7,975
Occidental Petroleum Corp.	188	5,003
ONEOK, Inc.	100	4,429
Phillips 66	98	8,139
Pioneer Natural Resources Co.	45	6,686
Valero Energy Corp.	92	7,082
Williams Cos., Inc. (The)	272	6,212
		186,841

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	51	14,579

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	507	31,094
Catalent, Inc.*	37	4,207
Eli Lilly and Co.	178	36,471
Johnson & Johnson	591	93,650
Merck & Co., Inc.	568	41,248
Perrigo Co. plc(a)	31	1,251
Pfizer, Inc.	1,248	41,796
Viatris, Inc.*	271	4,024
Zoetis, Inc.	107	16,611
		270,352
Professional Services - 0.4%
Equifax, Inc.	27	4,371
IHS Markit Ltd.	84	7,573
Nielsen Holdings plc	80	1,793
Robert Half International, Inc.	26	2,023
Verisk Analytics, Inc.	37	6,062
		21,822
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	75	5,683

Road & Rail - 1.4%
CSX Corp.	172	15,747
JB Hunt Transport Services, Inc.	19	2,791
Kansas City Southern	21	4,459
Norfolk Southern Corp.	57	14,367
Old Dominion Freight Line, Inc.	22	4,725
Union Pacific Corp.	151	31,100
		73,189
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	15	2,405
AutoZone, Inc.*	5	5,800
Best Buy Co., Inc.	52	5,218
CarMax, Inc.*	37	4,422
Gap, Inc. (The)*	46	1,148
Home Depot, Inc. (The)	242	62,518
L Brands, Inc.*	52	2,843
Lowe’s Cos., Inc.	164	26,199
O’Reilly Automotive, Inc.*	16	7,157
Ross Stores, Inc.	80	9,331
TJX Cos., Inc. (The)	270	17,817
Tractor Supply Co.	26	4,133
Ulta Beauty, Inc.*	13	4,190
		153,181
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	78	1,380
NIKE, Inc., Class B	282	38,008
PVH Corp.	16	1,599
Ralph Lauren Corp.	11	1,288
Tapestry, Inc.	62	2,613
Under Armour, Inc., Class A*	42	919
Under Armour, Inc., Class C*(a)	44	801
VF Corp.	72	5,697
		52,305
Tobacco - 0.9%
Altria Group, Inc.	417	18,181
Philip Morris International, Inc.	350	29,407
		47,588
Trading Companies & Distributors - 0.3%
Fastenal Co.	129	5,982
United Rentals, Inc.*(a)	16	4,758
WW Grainger, Inc.	10	3,727
		14,467
Water Utilities - 0.1%
American Water Works Co., Inc.	41	5,817

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	131	15,716

TOTAL COMMON STOCKS (Cost $5,288,111)		5,252,005

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(c) - 0.4%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $20,306
(Cost $20,306)	20,306	20,306

Total Investments - 100.2% (Cost $5,308,417)		5,272,311
Liabilities in excess of other assets - (0.2%)		(9,011)
Net Assets - 100.0%		5,263,300

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $31,814, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – May 15, 2050; a total value of $32,345.
(b)	Represents less than 0.05% of net assets.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Banks - 11.4%
Bank OZK	438,850	18,089,397
Commerce Bancshares, Inc.	227,590	16,848,488
Cullen/Frost Bankers, Inc.	163,382	17,057,081
Prosperity Bancshares, Inc.	224,804	16,516,350
UMB Financial Corp.	210,062	17,722,931
United Bankshares, Inc.	442,615	16,354,624
		102,588,871
Capital Markets - 3.3%
FactSet Research Systems, Inc.	49,316	14,987,626
SEI Investments Co.	265,867	14,888,552
		29,876,178
Chemicals - 3.4%
RPM International, Inc.	181,359	14,443,431
Sensient Technologies Corp.	207,142	16,126,004
		30,569,435
Commercial Services & Supplies - 3.3%
Healthcare Services Group, Inc.	506,008	14,395,928
MSA Safety, Inc.	96,863	15,593,974
		29,989,902
Consumer Finance - 1.7%
PROG Holdings, Inc.	310,754	15,537,700

Containers & Packaging - 5.2%
AptarGroup, Inc.	114,281	14,864,530
Silgan Holdings, Inc.	422,147	15,855,841
Sonoco Products Co.	260,817	15,536,869
		46,257,240
Electric Utilities - 1.6%
OGE Energy Corp.	503,587	14,739,991

Electrical Equipment - 3.7%
Hubbell, Inc.	94,890	16,843,924
Regal Beloit Corp.	118,207	16,155,351
		32,999,275
Equity Real Estate Investment Trusts (REITs) - 3.7%
National Retail Properties, Inc.	392,564	17,210,006
Omega Healthcare Investors, Inc.	438,929	16,301,823
		33,511,829
Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc.	79,998	16,156,396

Food Products - 5.3%
Flowers Foods, Inc.	703,766	15,306,910
Lancaster Colony Corp.	90,522	15,811,478
Tootsie Roll Industries, Inc.	526,000	16,206,060
		47,324,448
Gas Utilities - 11.1%
National Fuel Gas Co.	378,552	17,201,403
New Jersey Resources Corp.	445,738	17,513,046
ONE Gas, Inc.	223,089	14,940,270
Southwest Gas Holdings, Inc.	269,405	16,797,402
Spire, Inc.	255,749	16,986,848
UGI Corp.	424,209	16,251,447
		99,690,416
Industrial Conglomerates - 1.7%
Carlisle Cos., Inc.	103,476	15,029,889

Insurance - 13.1%
American Financial Group, Inc.	186,284	19,876,504
Brown & Brown, Inc.	332,544	15,263,769
Hanover Insurance Group, Inc. (The)	135,002	15,572,481
Mercury General Corp.	295,850	17,277,640
Old Republic International Corp.	858,755	16,599,734
RenaissanceRe Holdings Ltd.	101,861	17,008,750
RLI Corp.	156,330	16,311,472
		117,910,350
Leisure Products - 1.8%
Polaris, Inc.	133,012	15,663,493

Machinery - 8.6%
Donaldson Co., Inc.	265,867	15,662,225
Graco, Inc.	208,202	14,438,809
Lincoln Electric Holdings, Inc.	127,978	15,115,481
Nordson Corp.	82,257	15,827,069
Toro Co. (The)	156,114	15,731,608
		76,775,192
Media - 1.9%
John Wiley & Sons, Inc., Class A	325,015	17,121,790

Metals & Mining - 1.7%
Royal Gold, Inc.	150,491	15,607,422

Multi-Utilities - 5.4%
Black Hills Corp.(a)	266,946	15,792,525
MDU Resources Group, Inc.	569,509	16,003,203
NorthWestern Corp.	284,935	16,662,999
		48,458,727
Personal Products - 1.6%
Nu Skin Enterprises, Inc., Class A	273,132	13,978,896

Road & Rail - 1.8%
Ryder System, Inc.	231,426	15,683,740

Specialty Retail - 1.7%
Williams-Sonoma, Inc.	119,270	15,658,958

Trading Companies & Distributors - 1.8%
MSC Industrial Direct Co., Inc., Class A	190,777	16,431,623

Water Utilities - 1.6%
Essential Utilities, Inc.	347,393	14,611,350

Wireless Telecommunication Services - 1.5%
Telephone and Data Systems, Inc.	768,813	13,754,065

TOTAL COMMON STOCKS (Cost $777,818,815)		895,927,176

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $16,728)	16,728	16,728

S&P MidCap 400® Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $459,280
(Cost $459,279)	459,279	459,279

Total Investments - 99.8% (Cost $778,294,822)		896,403,183
Other assets less liabilities - 0.2%		1,493,258
Net Assets - 100.0%		897,896,441

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $16,092, collateralized in the form of cash with a value of $16,728 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $16,728.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

S&P Technology Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Communications Equipment - 5.2%
Cisco Systems, Inc.	54,254	2,434,377
Motorola Solutions, Inc.	14,226	2,496,378
		4,930,755
Electronic Equipment, Instruments & Components - 20.9%
Amphenol Corp., Class A	18,354	2,306,731
Avnet, Inc.	60,904	2,318,615
Badger Meter, Inc.	24,931	2,707,257
CDW Corp.	18,068	2,834,689
Corning, Inc.	63,976	2,446,442
Littelfuse, Inc.	8,662	2,254,026
National Instruments Corp.	53,862	2,391,473
TE Connectivity Ltd.	18,874	2,454,186
		19,713,419
Entertainment - 2.6%
Activision Blizzard, Inc.	25,861	2,472,570

Internet & Direct Marketing Retail - 3.1%
PetMed Express, Inc.(a)	82,630	2,868,087

IT Services - 31.2%
Accenture plc, Class A	9,401	2,358,711
Automatic Data Processing, Inc.	15,143	2,635,185
Booz Allen Hamilton Holding Corp.	25,894	1,997,463
Broadridge Financial Solutions, Inc.	16,132	2,298,649
Cass Information Systems, Inc.(a)	61,559	2,651,962
CSG Systems International, Inc.	54,422	2,511,575
International Business Machines Corp.(a)	18,911	2,249,085
Jack Henry & Associates, Inc.	15,895	2,359,454
Mastercard, Inc., Class A	7,345	2,599,028
Paychex, Inc.	27,528	2,506,975
Perspecta, Inc.	93,037	2,716,680
Visa, Inc., Class A(a)	11,941	2,536,149
		29,420,916
Semiconductors & Semiconductor Equipment - 17.7%
Analog Devices, Inc.	15,391	2,398,226
Broadcom, Inc.	5,326	2,502,528
KLA Corp.	8,083	2,515,672
Microchip Technology, Inc.	16,143	2,463,906
Power Integrations, Inc.	26,668	2,356,651
QUALCOMM, Inc.	14,945	2,035,359
Texas Instruments, Inc.	14,192	2,444,856
		16,717,198
Software - 8.1%
Intuit, Inc.	6,316	2,464,124
Microsoft Corp.	10,958	2,546,420
Oracle Corp.	39,950	2,577,175
		7,587,719
Technology Hardware, Storage & Peripherals - 11.0%
Apple, Inc.	18,619	2,257,740
Hewlett Packard Enterprise Co.	199,343	2,902,433
HP, Inc.	97,581	2,826,922
NetApp, Inc.	38,132	2,387,063
		10,374,158
TOTAL COMMON STOCKS (Cost $80,435,251)		94,084,822

SECURITIES LENDING REINVESTMENTS(b) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.04% (Cost $674)	674	674

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.1%

REPURCHASE AGREEMENTS(d) - 0.1%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $134,276
(Cost $134,276)	134,276	134,276

Total Investments - 99.9% (Cost $80,570,201)		94,219,772
Other assets less liabilities - 0.1%		121,207
Net Assets - 100.0%		94,340,979

(a)	The security or a portion of this security is on loan at February 28, 2021. The total value of securities on loan at February 28, 2021 was $4,078,946, collateralized in the form of cash with a value of $674 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,236,611 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from March 15, 2021 – August 15, 2050; a total value of $4,237,285.
(b)	The security was purchased with cash collateral held from securities on loan at February 28, 2021. The total value of securities purchased was $674.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 73.6%

Arab Republic of Egypt
5.75%, 5/29/2024(a)	200,000	211,480
Democratic Socialist Republic of Sri Lanka
5.88%, 7/25/2022(a)	200,000	126,998
Dominican Republic Government Bond
5.50%, 1/27/2025(a)	100,000	109,501
Export-Import Bank of China (The)
2.63%, 3/14/2022(a)	340,000	346,912
Export-Import Bank of India
4.00%, 1/14/2023(a)	200,000	210,226
Federative Republic of Brazil
8.88%, 4/15/2024	70,000	85,925
8.75%, 2/4/2025	120,000	150,600
Hungary Government Bond
5.38%, 2/21/2023	130,000	142,289
5.38%, 3/25/2024	14,000	15,911
Kingdom of Bahrain
6.13%, 7/5/2022(a)	200,000	209,760
Kingdom of Saudi Arabia
4.00%, 4/17/2025(a)	200,000	221,850
Perusahaan Penerbit SBSN Indonesia III
3.40%, 3/29/2022(a)	200,000	205,334
4.33%, 5/28/2025(a)	200,000	222,938
Republic of Colombia
2.63%, 3/15/2023	200,000	205,002
Republic of Croatia
5.50%, 4/4/2023(a)	200,000	219,893
Republic of Indonesia
4.13%, 1/15/2025(a)	200,000	220,342
Republic of Panama
7.13%, 1/29/2026	100,000	124,001
Republic of Peru
7.35%, 7/21/2025	100,000	125,126
Republic of Poland
5.00%, 3/23/2022	80,000	84,012
4.00%, 1/22/2024	100,000	110,000
Republic of South Africa
5.88%, 5/30/2022	100,000	105,260
4.67%, 1/17/2024	100,000	105,976
Republic of Turkey
7.25%, 12/23/2023	200,000	217,488
7.38%, 2/5/2025	150,000	165,937
4.25%, 3/13/2025	200,000	198,744
Romania Government Bond
4.38%, 8/22/2023(a)	80,000	86,997
Russian Federation
4.88%, 9/16/2023(a)	200,000	219,562
State of Qatar
3.88%, 4/23/2023(a)	200,000	213,516
Ukraine Government Bond
7.75%, 9/1/2023(a)	100,000	107,906
7.75%, 9/1/2024(a)	100,000	108,125
United Arab Emirates Government Bond
2.13%, 9/30/2024(a)	200,000	208,653
United Mexican States
4.00%, 10/2/2023	70,000	75,775
3.60%, 1/30/2025	200,000	220,534
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,260,085)		5,382,573

CORPORATE BONDS - 24.9%

Banks - 5.7%
Banco do Brasil SA
3.88%, 10/10/2022	200,000	207,040
QNB Finance Ltd.
2.63%, 5/12/2025(a)	200,000	208,942
		415,982
Chemicals - 3.0%
OCP SA
5.63%, 4/25/2024(a)	200,000	219,428

Electrical Equipment - 1.7%
Power Sector Assets & Liabilities Management Corp.
7.39%, 12/2/2024(a)	100,000	124,500

Oil, Gas & Consumable Fuels - 14.5%
Ecopetrol SA
5.88%, 9/18/2023	25,000	27,719
Gazprom PJSC
5.15%, 2/11/2026(a)	200,000	226,053
KazMunayGas National Co. JSC
4.75%, 4/24/2025(a)	200,000	226,285
Petrobras Global Finance BV
5.30%, 1/27/2025	100,000	111,676
Petroleos Mexicanos
3.50%, 1/30/2023	100,000	101,050
6.88%, 10/16/2025(a)	42,000	45,687
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 4/28/2025(a)	300,000	319,824
		1,058,294
TOTAL CORPORATE BONDS (Cost $1,792,341)		1,818,204

SHORT-TERM INVESTMENTS - 1.2%

REPURCHASE AGREEMENTS(b) - 1.2%
Repurchase Agreements with various counterparties, rates 0.00% - 0.01%, dated 2/26/2021, due 3/1/2021, total to be received $86,138
(Cost $86,138)	86,138	86,138

Total Investments - 99.7% (Cost $7,138,564)		7,286,915
Other assets less liabilities - 0.3%		24,707
Net Assets - 100.0%		7,311,622

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2021 (Unaudited)

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2021:

China	9.1%
Indonesia	8.9%
Turkey	8.0%
Brazil	7.6%
Russia	6.1%
Mexico	6.1%
Qatar	5.8%
Colombia	3.2%
Kazakhstan	3.1%
Saudi Arabia	3.0%
Croatia	3.0%
Morocco	3.0%
Ukraine	2.9%
Egypt	2.9%
South Africa	2.9%
India	2.9%
Bahrain	2.9%
United Arab Emirates	2.8%
Poland	2.6%
Hungary	2.2%
Sri Lanka	1.7%
Peru	1.7%
Philippines	1.7%
Panama	1.7%
Dominican Republic	1.5%
Romania	1.2%
Other[a]	1.5%
100.0%

a	Includes any non fixed-income securities and net other assets (liabilities).

ProShares Trust

Notes to Schedules of portfolio investments

FEBRUARY 28, 2021 (unaudited)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2021, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.01%, dated 02/26/2021 due 03/01/2021 (a)	Barclays Capital, Inc., 0.01%, dated 02/26/2021 due 03/01/2021 (b)	BNP Paribas Securities Corp., 0.01%, dated 02/26/2021 due 03/01/2021 (c)	Credit Suisse Securities (USA) LLC, 0.00%, dated 02/26/2021 due 03/01/2021 (d)	ING Financial Markets LLC, 0.01%, dated 02/26/2021 due 03/01/2021 (e)	Total
Decline of the Retail Store ETF	$1,651,211	$1,864,383	$2,960,793	$170,815	$3,256,873	$9,904,075
DJ Brookfield Global Infrastructure ETF	96,517	108,977	173,065	9,985	190,371	578,915
Equities for Rising Rates ETF	379	428	679	39	747	2,272
Global Listed Private Equity ETF	11,978	13,524	21,477	1,239	23,625	71,843
Hedge Replication ETF	116,927	132,022	209,662	12,096	230,628	701,335
High Yield-Interest Rate Hedged	536,407	605,657	961,834	55,490	1,058,017	3,217,405
Inflation Expectations ETF	1,052,268	1,188,115	1,886,824	108,855	2,075,507	6,311,569
Investment Grade — Interest Rate Hedged	1,787,100	2,017,814	3,204,455	184,872	3,524,901	10,719,142
Large Cap Core Plus	4,544,433	5,131,119	8,148,637	470,114	8,963,501	27,257,804
Long Online/Short Stores ETF	6,067,089	6,850,349	10,878,917	627,630	11,966,809	36,390,794
Managed Futures Strategy ETF	732,625	827,208	1,313,673	75,789	1,445,041	4,394,336
Merger ETF	614,802	694,173	1,102,404	63,600	1,212,644	3,687,623
Morningstar Alternatives Solution ETF	3,807	4,298	6,825	394	7,508	22,832
MSCI EAFE Dividend Growers ETF	42,112	47,548	75,511	4,356	83,062	252,589
MSCI Emerging Markets Dividend Growers ETF	116,855	131,940	209,532	12,088	230,485	700,900
MSCI Europe Dividend Growers ETF	4,286	4,839	7,686	443	8,454	25,708
MSCI Transformational Changes ETF	19,633	22,168	35,204	2,031	38,724	117,760
Online Retail ETF	179,522	202,699	321,903	18,571	354,093	1,076,788
Pet Care ETF	553,606	625,077	992,673	57,270	1,091,940	3,320,566
RAFITM Long/Short	109,711	123,874	196,723	11,349	216,395	658,052
Russell U.S. Dividend Growers ETF	1,847	2,085	3,311	191	3,643	11,077
S&P 500® Bond ETF	118,746	134,077	212,924	12,284	234,217	712,248
S&P 500® Dividend Aristocrats ETF	276,512	312,210	495,814	28,605	545,396	1,658,537
S&P 500® Ex-Energy ETF	2,429	2,742	4,355	251	4,791	14,568
S&P 500® Ex-Financials ETF	841	949	1,508	87	1,659	5,044
S&P 500® Ex-Health Care ETF	519	585	930	54	1,023	3,111
S&P 500® Ex-Technology ETF	3,385	3,823	6,070	350	6,678	20,306
S&P MidCap 400® Dividend Aristocrats ETF	76,571	86,457	137,300	7,921	151,030	459,279
S&P Technology Dividend Aristocrats ETF	22,386	25,277	40,141	2,316	44,156	134,276
Short Term USD Emerging Markets Bond ETF	14,361	16,215	25,750	1,486	28,326	86,138

	$18,758,865	$21,180,632	$33,636,580	$1,940,571	$37,000,244	$112,516,892

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2021 as follows:

(a) U.S. Treasury Notes, 0.13% to 2.38%, due 4/15/2021 to 5/15/2027, which had an aggregate value at the Trust level of $739,500,103.

(b) U.S. Treasury Bills, 0%, due 3/16/2021; U.S. Treasury Bonds, 3%, due 5/15/2047; U.S. Treasury Notes, 0.13% to 0.63%, due 1/15/2024 to 10/15/2024, which had an aggregate value at the Trust level of $834,969,431.

(c) U.S. Treasury Bills, 0%, due 4/22/2021 to 1/27/2022; U.S. Treasury Bonds, 0% to 7.63%, due 2/15/2025 to 8/15/2050; U.S. Treasury Notes, 0.13% to 3.13%, due 4/15/2021 to 5/15/2029, which had an aggregate value at the Trust level of $1,326,000,049.

(d) U.S. Treasury Bonds, 0%, due 5/15/2038 to 2/15/2047, which had an aggregate value at the Trust level of $76,500,000.

(e) Federal Farm Credit Bank, 0% to 3.10%, due 7/28/2021 to 1/4/2035; Federal Home Loan Bank, 0% to 5.50%, due 3/8/2021 to 7/15/2036; Federal Home Loan Mortgage Corp., 0%, due 9/15/2029 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 1/7/2025 to 11/15/2030; U.S. Treasury Bills, 0%, due 3/2/2021 to 5/20/2021; U.S. Treasury Bonds, 2.13% to 6%, due 2/15/2026 to 8/15/2049; U.S. Treasury Notes, 0.13% to 2.88%, due 3/31/2021 to 8/15/2028, which had an aggregate value at the Trust level of $1,458,600,995.